UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6332

                       Limited Term New York Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.5%
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK--86.8%
$   785,000  Albany County Airport Authority               5.300%             12/15/2009        12/15/2007 1         $    843,333
---------------------------------------------------------------------------------------------------------------------------------
     60,000  Albany County Airport Authority               5.300              12/15/2015 7      12/15/2009 1               63,569
---------------------------------------------------------------------------------------------------------------------------------
    760,000  Albany County Airport Authority               5.500              12/15/2019 7      12/15/2009 1              803,708
---------------------------------------------------------------------------------------------------------------------------------
      5,000  Albany GO                                     7.000              01/15/2010        01/01/2005 1                5,022
---------------------------------------------------------------------------------------------------------------------------------
    250,000  Albany Hsg. Authority                         6.250              10/01/2012 7      10/01/2007 1              260,275
---------------------------------------------------------------------------------------------------------------------------------
    220,000  Albany IDA (Albany Medical Center)            5.600              05/01/2005        05/01/2005                221,533
---------------------------------------------------------------------------------------------------------------------------------
  5,335,000  Albany IDA (Charitable Leadership)            5.500              07/01/2011        07/13/2010 2            5,601,750
---------------------------------------------------------------------------------------------------------------------------------
  8,810,000  Albany IDA (Charitable Leadership)            6.000              07/01/2019 7      07/01/2013 1            9,198,962
---------------------------------------------------------------------------------------------------------------------------------
  2,660,000  Albany IDA
             (Daughters of Sarah Nursing Home)             5.250              10/20/2021        04/20/2012 1            2,742,061
---------------------------------------------------------------------------------------------------------------------------------
  1,590,000  Albany IDA (H. Johnson Office Park)           4.750              03/01/2018 7      03/01/2008 3            1,577,773
---------------------------------------------------------------------------------------------------------------------------------
     35,000  Albany IDA (Port of Albany)                   6.250              02/01/2005        02/01/2005                 34,937
---------------------------------------------------------------------------------------------------------------------------------
    125,000  Albany IDA
             (University Heights-Albany Law School)        6.750              12/01/2019 7      12/01/2009 1              143,228
---------------------------------------------------------------------------------------------------------------------------------
  1,655,000  Albany IDA
             (University Heights-Albany Pharmacy)          6.750              12/01/2019 7      12/01/2009 1            1,876,389
---------------------------------------------------------------------------------------------------------------------------------
     40,000  Albany IDA
             (University Heights-Albany Pharmacy)          6.750              12/01/2029 7      12/01/2009 1               44,649
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  Albany Municipal Water Finance Authority      5.000              12/01/2015        06/01/2008 1            2,095,260
---------------------------------------------------------------------------------------------------------------------------------
  3,865,000  Albany Municipal Water Finance Authority      5.250              12/01/2016        06/01/2008 1            4,091,296
---------------------------------------------------------------------------------------------------------------------------------
  1,935,000  Albany Municipal Water Finance Authority      5.250              12/01/2017        06/01/2008 1            2,048,294
---------------------------------------------------------------------------------------------------------------------------------
  2,915,000  Albany Municipal Water Finance Authority      5.250              12/01/2020        06/01/2008 1            3,037,926
---------------------------------------------------------------------------------------------------------------------------------
  3,235,000  Albany Municipal Water Finance Authority      5.250              12/01/2022        06/01/2008 1            3,333,829
---------------------------------------------------------------------------------------------------------------------------------
  2,590,000  Albany Municipal Water Finance Authority      5.250              12/01/2023        06/01/2008 1            2,648,897
---------------------------------------------------------------------------------------------------------------------------------
     20,000  Albany Parking Authority                      0.000 8            09/15/2005        09/15/2005                 19,415
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  Albany Parking Authority                      5.625              07/15/2020 7      07/15/2012 1            2,078,540
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Albany Parking Authority                      5.625              07/15/2025 7      07/15/2012 1            1,020,700
---------------------------------------------------------------------------------------------------------------------------------
    140,000  Allegany County IDA (Houghton College)        5.000              01/15/2010        01/15/2008 1              146,220
---------------------------------------------------------------------------------------------------------------------------------
  4,280,000  Allegany County IDA (Houghton College)        5.250              01/15/2018        01/15/2010 1            4,336,282
---------------------------------------------------------------------------------------------------------------------------------
  2,790,000  Amherst IDA (Daemen College)                  5.750              10/01/2011        07/16/2008 2            2,993,754
---------------------------------------------------------------------------------------------------------------------------------
    490,000  Amherst IDA
             (Faculty-Student Assoc. of SUNY at Buffalo)   5.750              04/01/2016        04/01/2012 1              507,919
---------------------------------------------------------------------------------------------------------------------------------
    420,000  Amherst IDA
             (Faculty-Student Assoc. of SUNY at Buffalo)   5.750              04/01/2017 7      04/01/2012 1              433,465
---------------------------------------------------------------------------------------------------------------------------------
    870,000  Andpress HDC (Andpress Plaza)                 6.600              01/15/2023 7      08/15/2004 1              870,635
---------------------------------------------------------------------------------------------------------------------------------
     50,000  Arlington Central School District             5.000              12/15/2015        12/15/2009 1               54,459
---------------------------------------------------------------------------------------------------------------------------------
  1,380,000  Arlington Central School District             5.000              12/15/2020        12/15/2012 1            1,418,778
---------------------------------------------------------------------------------------------------------------------------------
     10,000  Arlington Central School District             5.625              05/15/2022        05/15/2007 1               11,139
---------------------------------------------------------------------------------------------------------------------------------
    250,000  Auburn IDA
             (Auburn Memorial Nursing Home)                6.500              02/01/2034        08/01/2004 1              255,855
---------------------------------------------------------------------------------------------------------------------------------
  6,940,000  Babylon IDA (WSNCHS East, Inc.)               6.500              08/01/2019 7      08/01/2010 1            7,895,916

                   11 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   320,000  Battery Park City Authority                   5.650%             12/01/2013 7      12/01/2004 1        $     325,440
---------------------------------------------------------------------------------------------------------------------------------
  2,120,000  Battery Park City Authority                   5.750              06/01/2023 7      12/01/2004 1            2,156,040
---------------------------------------------------------------------------------------------------------------------------------
    390,000  Blauvelt Volunteer Fire Company               6.000              10/15/2008        11/16/2006 2              386,178
---------------------------------------------------------------------------------------------------------------------------------
     10,000  Brookhaven GO                                 6.400              10/01/2010        10/01/2004 1               10,128
---------------------------------------------------------------------------------------------------------------------------------
    885,000  Brookhaven IDA (Alternatives for Children)    7.000              02/01/2013        07/09/2009 2              893,593
---------------------------------------------------------------------------------------------------------------------------------
  1,545,000  Brookhaven IDA (Dowling College)              6.500              11/01/2012        11/01/2012              1,522,907
---------------------------------------------------------------------------------------------------------------------------------
    590,000  Brookhaven IDA (Stony Brook Foundation)       5.750              11/01/2008        12/11/2006 2              615,223
---------------------------------------------------------------------------------------------------------------------------------
    415,000  Broome County COP                             5.250              04/01/2022 7      10/01/2004 1              424,217
---------------------------------------------------------------------------------------------------------------------------------
    385,000  Buffalo & Fort Erie Public Bridge Authority   5.750              01/01/2025        01/01/2005 1              394,348
---------------------------------------------------------------------------------------------------------------------------------
     20,000  Buffalo & Fort Erie Public Bridge Authority   6.000              01/01/2015        01/01/2005 1               20,574
---------------------------------------------------------------------------------------------------------------------------------
    375,000  Capital District Youth Center                 6.000              02/01/2017        02/01/2007 1              394,924
---------------------------------------------------------------------------------------------------------------------------------
    400,000  Carnegie Redevelopment Corp. 9                6.250              09/01/2005        03/02/2005 2              397,988
---------------------------------------------------------------------------------------------------------------------------------
  1,550,000  Carnegie Redevelopment Corp. 9                6.500              09/01/2011        05/17/2009 2            1,514,257
---------------------------------------------------------------------------------------------------------------------------------
    435,000  Cattaraugus County IDA
             (Jamestown Community College)                 6.000              07/01/2012 7      07/01/2010 1              473,371
---------------------------------------------------------------------------------------------------------------------------------
  1,075,000  Chautaugua County Tobacco Asset
             Securitization Corp.                          6.250              07/01/2016        01/11/2015 4            1,057,660
---------------------------------------------------------------------------------------------------------------------------------
  1,840,000  Chautauqua County Tobacco Asset
             Securitization Corp.                          6.000              07/01/2012        03/30/2009 5            1,846,366
---------------------------------------------------------------------------------------------------------------------------------
  3,440,000  Chautauqua County Tobacco Asset
             Securitization Corp.                          6.500              07/01/2024        06/07/2021 4            3,370,340
---------------------------------------------------------------------------------------------------------------------------------
 18,160,000  Chautauqua County Tobacco Asset
             Securitization Corp.                          6.750              07/01/2040        05/28/2034 2           17,954,247
---------------------------------------------------------------------------------------------------------------------------------
  2,500,000  Clarence IDA (Bristol Village)                6.000              01/20/2044        01/20/2013 1            2,604,075
---------------------------------------------------------------------------------------------------------------------------------
    100,000  Clifton Park GO                               5.100              02/01/2011        08/01/2004 1              100,836
---------------------------------------------------------------------------------------------------------------------------------
    245,000  Clifton Springs Hospital & Clinic             7.000              01/01/2005        01/01/2005                244,892
---------------------------------------------------------------------------------------------------------------------------------
  4,195,000  Cortland County IDA
             (Cortland Memorial Hospital)                  5.625              07/01/2024 7      07/01/2012 1            4,384,740
---------------------------------------------------------------------------------------------------------------------------------
     30,000  Dutchess County GO                            5.375              03/15/2014        03/15/2006 1               32,088
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Dutchess County IDA (Bard College)            7.000              11/01/2017 7      11/01/2004 1            1,023,870
---------------------------------------------------------------------------------------------------------------------------------
  5,205,000  Dutchess County IDA (Marist College)          5.150              07/01/2017        07/01/2013 1            5,322,008
---------------------------------------------------------------------------------------------------------------------------------
  2,735,000  Dutchess County IDA
             (Vassar Brothers Hospital)                    6.500              04/01/2020 7      04/01/2010 1            2,922,183
---------------------------------------------------------------------------------------------------------------------------------
    515,000  East Rochester Hsg. Authority
             (Gates Senior Hsg.)                           5.200              04/20/2021        12/26/2016 2              511,992
---------------------------------------------------------------------------------------------------------------------------------
  2,800,000  East Rochester Hsg. Authority
             (Rochester St. Mary's Residence Facility)     5.375              12/20/2022 7      12/20/2015 1            2,895,732
---------------------------------------------------------------------------------------------------------------------------------
    550,000  East Rochester Hsg. Authority
             (St. John's Meadows)                          5.750              08/01/2037 7      08/01/2009 1              582,478
---------------------------------------------------------------------------------------------------------------------------------
    210,000  East Syracuse Hsg. Authority
             (Bennett Manor Associates)                    6.700              04/01/2021        04/01/2010 1              227,762
---------------------------------------------------------------------------------------------------------------------------------
  3,000,000  Elmira City Water Improvement, Series B       5.950              03/01/2016        03/01/2006 1            3,198,840
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Erie County GO                                5.500              06/15/2025        06/15/2005 1               25,917


                    12 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 2,170,000  Erie County IDA (Medaille College)            6.875%             10/01/2013        07/31/2009 2         $  2,139,859
---------------------------------------------------------------------------------------------------------------------------------
    605,000  Erie County IDA (Medaille College)            7.250              11/01/2010        02/09/2008 2              605,672
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Erie County Tobacco Asset
             Securitization Corp.                          5.500              07/15/2012        07/15/2012                 24,468
---------------------------------------------------------------------------------------------------------------------------------
    665,000  Erie County Tobacco Asset
             Securitization Corp.                          5.750              07/15/2013        07/15/2013                654,187
---------------------------------------------------------------------------------------------------------------------------------
    500,000  Erie County Tobacco Asset
             Securitization Corp.                          5.750              07/15/2014        07/15/2014                485,345
---------------------------------------------------------------------------------------------------------------------------------
  6,845,000  Erie County Tobacco Asset
             Securitization Corp.                          6.000              07/15/2020        09/16/2010 2            6,529,856
---------------------------------------------------------------------------------------------------------------------------------
    620,000  Erie County Tobacco Asset
             Securitization Corp.                          6.125              07/15/2030        06/07/2020 4              570,276
---------------------------------------------------------------------------------------------------------------------------------
    350,000  Erie County Tobacco Asset
             Securitization Corp.                          6.250              07/15/2040        07/26/2026 4              324,219
---------------------------------------------------------------------------------------------------------------------------------
 16,825,000  Erie County Tobacco Asset
             Securitization Corp.                          6.500              07/15/2024        07/04/2017 4           16,465,113
---------------------------------------------------------------------------------------------------------------------------------
  3,030,000  Erie County Tobacco Asset
             Securitization Corp.                          6.750              07/15/2040 7      05/14/2025 2            3,019,698
---------------------------------------------------------------------------------------------------------------------------------
  1,250,000  Essex County IDA
             (International Paper Company)                 5.800              12/01/2019        12/01/2007 1            1,285,488
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Fairport GO                                   5.000              05/15/2006        11/15/2004 1               25,056
---------------------------------------------------------------------------------------------------------------------------------
  1,355,000  Franklin County IDA COP                       8.125              08/01/2006        12/24/2005 2            1,362,154
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Grand Central BID
             (Grand Central District Management)           5.000              01/01/2021        01/01/2014 1            1,010,930
---------------------------------------------------------------------------------------------------------------------------------
    500,000  Grand Central BID
             (Grand Central District Management)           5.000              01/01/2022        01/01/2014 1              502,820
---------------------------------------------------------------------------------------------------------------------------------
     30,000  Green Island Power Authority                  5.750              01/01/2009        01/01/2005 1               30,249
---------------------------------------------------------------------------------------------------------------------------------
    740,000  Hamilton EHC (Hamilton Apartments)            11.250             01/01/2015 7      11/01/2004 1              753,668
---------------------------------------------------------------------------------------------------------------------------------
  1,700,000  Hempstead IDA (Adelphi University)            5.750              06/01/2022 7      06/01/2012 1            1,809,310
---------------------------------------------------------------------------------------------------------------------------------
    165,000  Hempstead IDA (Bristal Gardens)               7.000              11/01/2013        11/01/2011 2              162,710
---------------------------------------------------------------------------------------------------------------------------------
    225,000  Hempstead IDA (Bristal Gardens)               7.000              11/01/2013        11/01/2009 1              227,345
---------------------------------------------------------------------------------------------------------------------------------
    225,000  Hempstead IDA (Bristal Gardens) 10            7.000              11/01/2013        11/01/2009 1              227,345
---------------------------------------------------------------------------------------------------------------------------------
    320,000  Hempstead IDA (Bristal Gardens) 10            7.000              11/01/2013        08/24/2010 2              322,618
---------------------------------------------------------------------------------------------------------------------------------
  2,050,000  Herkimer County IDA (Burrows Paper) 9         8.000              01/01/2009        02/15/2007 2            1,997,602
---------------------------------------------------------------------------------------------------------------------------------
    775,000  Herkimer County IDA (College Foundation)      5.850              11/01/2010        01/25/2008 2              824,825
---------------------------------------------------------------------------------------------------------------------------------
  2,005,000  Herkimer Hsg. Authority                       7.150              03/01/2011        09/01/2006 1            2,014,905
---------------------------------------------------------------------------------------------------------------------------------
     15,000  Hudson HDC
             (Providence Hall-Schuyler Court)              6.400              07/01/2012 7      01/01/2005 1               15,021
---------------------------------------------------------------------------------------------------------------------------------
  2,340,000  Hudson HDC
             (Providence Hall-Schuyler Court)              6.500              01/01/2025 7      01/01/2005 1            2,408,445
---------------------------------------------------------------------------------------------------------------------------------
    230,000  Hudson IDA (Have, Inc.)                       7.125              12/01/2007        07/11/2006 2              225,540
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Islip Res Rec                                 6.500              07/01/2009        07/01/2005                 26,650
---------------------------------------------------------------------------------------------------------------------------------
  2,990,000  Islip Res Rec, Series E                       5.625              07/01/2017        07/01/2014 1            3,181,330


                    13 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
 $1,175,000  Islip Res Rec, Series E                       5.750%            07/01/2019        07/01/2014 1         $   1,256,592
---------------------------------------------------------------------------------------------------------------------------------
  2,645,000  Jamestown Hsg. Authority                      6.125             07/01/2010        03/24/2008 2             2,588,027
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Kenmore Hsg. Authority (SUNY at Buffalo)      5.500             08/01/2024        08/01/2011 1             1,037,020
---------------------------------------------------------------------------------------------------------------------------------
 10,500,000  L.I. Power Authority                          5.750             12/01/2024 7      06/01/2008 1            11,040,225
---------------------------------------------------------------------------------------------------------------------------------
  7,390,000  L.I. Power Authority, Series A                5.000             12/01/2015        06/01/2008 1             7,766,742
---------------------------------------------------------------------------------------------------------------------------------
 14,765,000  L.I. Power Authority, Series A                5.000             12/01/2018        06/01/2008 1            15,269,372
---------------------------------------------------------------------------------------------------------------------------------
  5,095,000  L.I. Power Authority, Series A                5.125             12/01/2016        06/01/2008 1             5,395,096
---------------------------------------------------------------------------------------------------------------------------------
    270,000  L.I. Power Authority, Series A                5.125             12/01/2022 7      06/01/2008 1               274,882
---------------------------------------------------------------------------------------------------------------------------------
  4,250,000  L.I. Power Authority, Series A                5.250             12/01/2026 7      06/01/2010 1             4,268,020
---------------------------------------------------------------------------------------------------------------------------------
  6,680,000  L.I. Power Authority, Series A                5.250             12/01/2026        06/01/2008 1             6,772,919
---------------------------------------------------------------------------------------------------------------------------------
     45,000  L.I. Power Authority, Series A                5.300             12/01/2019        06/01/2008 1                47,673
---------------------------------------------------------------------------------------------------------------------------------
 12,365,000  L.I. Power Authority, Series C                5.500             09/01/2020        03/01/2008 1            12,613,784
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Lillian Cooper HDC                            7.000             01/01/2023 7      01/01/2005 1                25,033
---------------------------------------------------------------------------------------------------------------------------------
  3,950,000  Lockport HDC                                  6.000             10/01/2018 7      10/01/2009 1             4,000,047
---------------------------------------------------------------------------------------------------------------------------------
     75,000  Lowville GO                                   7.200             09/15/2007        09/15/2007                  84,276
---------------------------------------------------------------------------------------------------------------------------------
    470,000  Lyons Community Health Initiatives Corp.      6.550             09/01/2009        09/01/2004 1               483,498
---------------------------------------------------------------------------------------------------------------------------------
    660,000  Madison County IDA (Morrisville College)      6.750             07/01/2007        10/30/2005 2               671,326
---------------------------------------------------------------------------------------------------------------------------------
    150,000  Madison County IDA
             (Oneida Healthcare Center)                    5.300             07/01/2005        07/01/2005                 154,853
---------------------------------------------------------------------------------------------------------------------------------
  2,260,000  Madison County IDA
             (Oneida Healthcare Center)                    5.500             02/01/2016        02/01/2011 1             2,387,803
---------------------------------------------------------------------------------------------------------------------------------
    200,000  Medina Hsg. Corp.                             8.250             08/15/2011 7      08/15/2004 1               200,620
---------------------------------------------------------------------------------------------------------------------------------
    605,000  Middletown IDA
             (Southwinds Retirement Home)                  5.875             03/01/2007        03/16/2006 2               592,761
---------------------------------------------------------------------------------------------------------------------------------
  5,640,000  Monroe County COP                             8.050             01/01/2011 7      01/01/2005 1             5,865,882
---------------------------------------------------------------------------------------------------------------------------------
     75,000  Monroe County GO                              5.600             12/01/2013        12/01/2004 1                78,566
---------------------------------------------------------------------------------------------------------------------------------
    695,000  Monroe County IDA (Canal Ponds)               7.000             06/15/2013 7      12/15/2004 1               710,311
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Monroe County IDA
             (Collegiate Hsg. Foundation--RIT)             5.000             04/01/2010        04/01/2009 1                25,253
---------------------------------------------------------------------------------------------------------------------------------
    610,000  Monroe County IDA
             (Dayton Rogers Manufacturing)                 5.850             12/01/2006        12/15/2005 2               591,871
---------------------------------------------------------------------------------------------------------------------------------
  1,285,000  Monroe County IDA
             (DePaul Community Facilities)                 6.500             02/01/2024 7      08/01/2004 1             1,312,717
---------------------------------------------------------------------------------------------------------------------------------
    765,000  Monroe County IDA (DePaul Properties)         5.900             09/01/2007        03/29/2006 2               741,713
---------------------------------------------------------------------------------------------------------------------------------
     60,000  Monroe County IDA
             (Jewish Home of Rochester Senior Hsg.)        5.800             04/01/2005        04/01/2005                  60,428
---------------------------------------------------------------------------------------------------------------------------------
     65,000  Monroe County IDA
             (Jewish Home of Rochester Senior Hsg.)        5.900             04/01/2006        04/01/2006                  66,414
---------------------------------------------------------------------------------------------------------------------------------
     75,000  Monroe County IDA
             (Jewish Home of Rochester Senior Hsg.)        6.100             04/01/2008        04/01/2007 1                77,720
---------------------------------------------------------------------------------------------------------------------------------
    110,000  Monroe County IDA
             (Jewish Home of Rochester Senior Hsg.)        6.200             04/01/2009        04/01/2007 1               113,728


                    14 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
 $  100,000  Monroe County IDA
             (Nazareth College of Rochester)               5.250%            04/01/2018        04/01/2008 1         $     105,400
---------------------------------------------------------------------------------------------------------------------------------
     75,000  Monroe County IDA
             (Nazareth College of Rochester)               5.250             10/01/2021        10/01/2011 1                78,547
---------------------------------------------------------------------------------------------------------------------------------
    805,000  Monroe County IDA (Piano Works)               6.625             11/01/2006        11/16/2005 2               804,251
---------------------------------------------------------------------------------------------------------------------------------
     35,000  Monroe County IDA (West End Business)         6.750             12/01/2004        12/01/2004                  35,051
---------------------------------------------------------------------------------------------------------------------------------
    250,000  Monroe County Tobacco Asset
             Securitization Corp.                          5.875             06/01/2014        06/01/2014                 245,028
---------------------------------------------------------------------------------------------------------------------------------
 18,155,000  Monroe County Tobacco Asset
             Securitization Corp.                          6.150             06/01/2025        04/22/2010 2            17,048,634
---------------------------------------------------------------------------------------------------------------------------------
 11,165,000  Monroe County Tobacco Asset
             Securitization Corp. 9                        6.375             06/01/2019 7      03/27/2018 4            10,953,982
---------------------------------------------------------------------------------------------------------------------------------
  5,355,000  Monroe County Tobacco Asset
             Securitization Corp.                          6.375             06/01/2035        08/22/2021 4             5,072,149
---------------------------------------------------------------------------------------------------------------------------------
  3,000,000  Monroe County Tobacco Asset
             Securitization Corp.                          6.625             06/01/2042 7      10/07/2027 2             2,930,670
---------------------------------------------------------------------------------------------------------------------------------
     20,000  Monroe County Water Authority                 5.250             08/01/2011        08/01/2004 1                20,259
---------------------------------------------------------------------------------------------------------------------------------
    285,000  Monroe Newpower Corp.                         4.500             01/01/2011        10/01/2010 2               287,961
---------------------------------------------------------------------------------------------------------------------------------
    155,000  Monroe Newpower Corp.                         4.700             01/01/2012        10/01/2011 2               157,201
---------------------------------------------------------------------------------------------------------------------------------
    410,000  Monroe Newpower Corp.                         4.800             01/01/2013        10/01/2012 2               415,170
---------------------------------------------------------------------------------------------------------------------------------
  7,800,000  Monroe Newpower Corp.                         6.375             01/01/2024        07/01/2009 1             8,326,968
---------------------------------------------------------------------------------------------------------------------------------
    730,000  Montgomery County IDA (ASMF) 9,11,12          6.500             01/15/2005        01/15/2005                  72,270
---------------------------------------------------------------------------------------------------------------------------------
    280,000  Mount Vernon IDA (Kings Court)                5.125             12/01/2023        01/21/2022 2               278,964
---------------------------------------------------------------------------------------------------------------------------------
    975,000  Mount Vernon IDA (Macedonia Towers)           5.125             12/01/2023        01/18/2022 2               971,393
---------------------------------------------------------------------------------------------------------------------------------
    375,000  Mount Vernon IDA (Meadowview)                 6.000             06/01/2009        07/14/2007 2               372,934
---------------------------------------------------------------------------------------------------------------------------------
    270,000  Mount Vernon IDA (Section 8), Series A        3.250             12/01/2007        12/01/2007                 264,978
---------------------------------------------------------------------------------------------------------------------------------
    280,000  Mount Vernon IDA (Section 8), Series A        3.500             06/01/2008        06/01/2008                 274,117
---------------------------------------------------------------------------------------------------------------------------------
  5,275,000  Mount Vernon IDA (Section 8), Series A        5.250             12/01/2014 7      06/01/2008 1             5,336,559
---------------------------------------------------------------------------------------------------------------------------------
     25,000  MTA Commuter Facilities, Series 7             5.625             07/01/2016 7      01/01/2005 1                25,352
---------------------------------------------------------------------------------------------------------------------------------
  6,600,000  MTA Commuter Facilities, Series A             6.500             07/01/2016        07/01/2007 6             7,354,050
---------------------------------------------------------------------------------------------------------------------------------
     10,000  MTA Commuter Facilities, Series B             5.000             07/01/2017        07/01/2009 6                10,531
---------------------------------------------------------------------------------------------------------------------------------
      5,000  MTA Commuter Facilities, Series D             5.000             07/01/2016        07/01/2007 6                 5,269
---------------------------------------------------------------------------------------------------------------------------------
    185,000  MTA Service Contract, Series 3                7.375             07/01/2008        02/01/2007 2               202,986
---------------------------------------------------------------------------------------------------------------------------------
  8,500,000  MTA Service Contract, Series A                5.125             01/01/2024        07/01/2012 1             8,561,030
---------------------------------------------------------------------------------------------------------------------------------
 15,350,000  MTA Service Contract, Series A                5.750             07/01/2031        07/01/2012 1            16,426,342
---------------------------------------------------------------------------------------------------------------------------------
  7,135,000  MTA, Series A                                 6.500             07/01/2016        07/01/2007 6             7,950,174
---------------------------------------------------------------------------------------------------------------------------------
     55,000  MTA, Series B                                 5.000             07/01/2020 7      07/01/2007 1                57,583
---------------------------------------------------------------------------------------------------------------------------------
     50,000  MTA, Series E                                 5.500             11/15/2021        11/15/2012 1                53,429
---------------------------------------------------------------------------------------------------------------------------------
 25,000,000  MTA, Series U                                 5.750             11/15/2032        11/15/2012 1            26,523,250
---------------------------------------------------------------------------------------------------------------------------------
 15,000,000  Municipal Assistance Corp. for New York, NY   6.000             07/01/2008        07/01/2007 1            16,637,250
---------------------------------------------------------------------------------------------------------------------------------
  1,350,000  Nassau County GO                              5.125             03/01/2014        03/01/2006 1             1,435,658
---------------------------------------------------------------------------------------------------------------------------------
    100,000  Nassau County GO                              5.875             08/01/2014        08/01/2004 1               101,391


                    15 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
 $   20,000  Nassau County GO                              6.375%            05/15/2013        11/15/2004 1                20,344
---------------------------------------------------------------------------------------------------------------------------------
     10,000  Nassau County GO                              6.375             05/15/2014        11/15/2004 1                10,401
---------------------------------------------------------------------------------------------------------------------------------
    710,000  Nassau County GO Combined Sewer
             Districts, Series F                           7.000             03/01/2015        03/01/2010 1               828,989
---------------------------------------------------------------------------------------------------------------------------------
    720,000  Nassau County GO Combined Sewer
             Districts, Series F                           7.000             03/01/2016        03/01/2010 1               840,665
---------------------------------------------------------------------------------------------------------------------------------
    730,000  Nassau County GO Combined Sewer
             Districts, Series F                           7.000             03/01/2017        03/01/2010 1               852,341
---------------------------------------------------------------------------------------------------------------------------------
    740,000  Nassau County GO Combined Sewer
             Districts, Series F                           7.000             03/01/2018        03/01/2010 1               864,017
---------------------------------------------------------------------------------------------------------------------------------
    745,000  Nassau County GO Combined Sewer
             Districts, Series F                           7.000             03/01/2019        03/01/2010 1               869,855
---------------------------------------------------------------------------------------------------------------------------------
     90,000  Nassau County GO Combined Sewer
             Districts, Series F                           7.000             03/01/2020        03/01/2010 1               104,112
---------------------------------------------------------------------------------------------------------------------------------
    705,000  Nassau County GO General Improvement,
             Series F                                      7.000             03/01/2014        03/01/2010 1               828,671
---------------------------------------------------------------------------------------------------------------------------------
    565,000  Nassau County IDA (ALIA-ACDS)                 7.000             10/01/2016        10/16/2011 5               579,447
---------------------------------------------------------------------------------------------------------------------------------
  1,220,000  Nassau County IDA (ALIA-ACLD)                 5.750             09/01/2011        12/20/2008 2             1,221,037
---------------------------------------------------------------------------------------------------------------------------------
    840,000  Nassau County IDA (ALIA-CMA)                  7.000             10/01/2016        10/08/2011 5               869,795
---------------------------------------------------------------------------------------------------------------------------------
    645,000  Nassau County IDA (ALIA-CRR)                  7.000             10/01/2016        10/23/2011 5               667,878
---------------------------------------------------------------------------------------------------------------------------------
    140,000  Nassau County IDA (ALIA-FREE)                 7.000             10/01/2016        11/01/2011 1               144,073
---------------------------------------------------------------------------------------------------------------------------------
    590,000  Nassau County IDA (ALIA-HKSB)                 7.000             10/01/2016        10/04/2011 5               610,927
---------------------------------------------------------------------------------------------------------------------------------
    290,000  Nassau County IDA (North Shore CFGA)          5.750             05/01/2008        12/01/2006 2               287,526
---------------------------------------------------------------------------------------------------------------------------------
    845,000  Nassau County IDA (United Cerebral Palsy)     5.750             11/01/2007        05/27/2006 2               840,378
---------------------------------------------------------------------------------------------------------------------------------
  2,215,000  Nassau County IDA (United Cerebral Palsy)     5.750             11/01/2009        05/15/2007 2             2,164,232
---------------------------------------------------------------------------------------------------------------------------------
    545,000  Nassau County Tobacco Settlement Corp.        5.400             07/15/2013        07/15/2010 1               545,605
---------------------------------------------------------------------------------------------------------------------------------
  2,440,000  Nassau County Tobacco Settlement Corp.        5.500             07/15/2013        07/15/2010 1             2,442,684
---------------------------------------------------------------------------------------------------------------------------------
    615,000  Nassau County Tobacco Settlement Corp.        5.500             07/15/2014        07/15/2005 4               612,688
---------------------------------------------------------------------------------------------------------------------------------
    645,000  Nassau County Tobacco Settlement Corp.        5.625             07/15/2015        07/15/2006 4               642,620
---------------------------------------------------------------------------------------------------------------------------------
  3,115,000  Nassau County Tobacco Settlement Corp.        5.700             07/15/2015        07/15/2007 4             3,103,568
---------------------------------------------------------------------------------------------------------------------------------
    590,000  Nassau County Tobacco Settlement Corp.        5.750             07/15/2016        07/15/2007 4               587,852
---------------------------------------------------------------------------------------------------------------------------------
  3,550,000  Nassau County Tobacco Settlement Corp.        5.875             07/15/2016        07/15/2008 4             3,537,185
---------------------------------------------------------------------------------------------------------------------------------
    570,000  Nassau County Tobacco Settlement Corp.        6.000             07/15/2017        07/15/2009 4               565,104
---------------------------------------------------------------------------------------------------------------------------------
  5,440,000  Nassau County Tobacco Settlement Corp.        6.125             07/15/2018        07/15/2010 4             5,393,869
---------------------------------------------------------------------------------------------------------------------------------
    125,000  Nassau County Tobacco Settlement Corp.        6.200             07/15/2018        07/15/2011 4               124,014
---------------------------------------------------------------------------------------------------------------------------------
  2,215,000  Nassau County Tobacco Settlement Corp.        6.250             07/15/2019 7      07/15/2012 4             2,196,837
---------------------------------------------------------------------------------------------------------------------------------
  4,530,000  Nassau County Tobacco Settlement Corp.        6.250             07/15/2019        07/15/2011 4             4,492,854
---------------------------------------------------------------------------------------------------------------------------------
  3,610,000  Nassau County Tobacco Settlement Corp.        6.250             07/15/2020        07/15/2012 4             3,561,373
---------------------------------------------------------------------------------------------------------------------------------
  4,025,000  Nassau County Tobacco Settlement Corp.        6.250             07/15/2020 7      07/15/2013 4             3,970,783
---------------------------------------------------------------------------------------------------------------------------------
  2,240,000  Nassau County Tobacco Settlement Corp.        6.250             07/15/2021        07/15/2013 4             2,208,774
---------------------------------------------------------------------------------------------------------------------------------
  4,900,000  Nassau County Tobacco Settlement Corp.        6.300             07/15/2021        07/15/2014 4             4,856,929
---------------------------------------------------------------------------------------------------------------------------------
  1,320,000  Nassau County Tobacco Settlement Corp.        6.300             07/15/2022        07/15/2014 4             1,308,028


                    16 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                        EFFECTIVE        MARKET VALUE
     AMOUNT                                                   COUPON               MATURITY         MATURITY*         SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
 $18,370,000 Nassau County Tobacco Settlement Corp.            6.400%            07/15/2033       07/15/2024 4      $ 18,166,277
--------------------------------------------------------------------------------------------------------------------------------
 15,000,000  Nassau County Tobacco Settlement Corp.            6.500             07/15/2027       07/15/2017 4        14,877,300
--------------------------------------------------------------------------------------------------------------------------------
 48,000,000  Nassau County Tobacco Settlement Corp.            6.600             07/15/2039       07/15/2010 1        48,151,680
--------------------------------------------------------------------------------------------------------------------------------
     70,000  Nassau Healthcare Corp.                           5.750             08/01/2029       08/01/2009 1            73,724
--------------------------------------------------------------------------------------------------------------------------------
    345,000  Nassau IDA (EBS North Hills LLC)                  7.000             11/01/2013       03/28/2010 2           351,769
--------------------------------------------------------------------------------------------------------------------------------
    160,000  Nassau IDA (EBS North Hills LLC)                  7.000             11/01/2013       03/28/2010 2           156,893
--------------------------------------------------------------------------------------------------------------------------------
    210,000  Nassau IDA (EBS North Hills LLC)                  7.000             11/01/2013       03/28/2010 2           205,922
--------------------------------------------------------------------------------------------------------------------------------
    305,000  Nassau IDA (EBS North Hills LLC)                  7.000             11/01/2013       03/28/2010 2           299,065
--------------------------------------------------------------------------------------------------------------------------------
    225,000  Nassau IDA (EBS North Hills LLC)                  7.000             11/01/2013       03/28/2010 2           220,631
--------------------------------------------------------------------------------------------------------------------------------
    225,000  Nassau IDA (EBS North Hills LLC)                  7.000             11/01/2013       03/28/2010 2           220,631
--------------------------------------------------------------------------------------------------------------------------------
     50,000  New Rochelle GO, Series A                         6.200             03/15/2021       09/15/2004 1            51,428
--------------------------------------------------------------------------------------------------------------------------------
     25,000  New Rochelle GO, Series A                         6.200             03/15/2022       09/15/2004 1            25,714
--------------------------------------------------------------------------------------------------------------------------------
    705,000  New Rochelle GO, Series B                         6.150             08/15/2018       08/15/2004 1           722,681
--------------------------------------------------------------------------------------------------------------------------------
    105,000  New Rochelle GO, Series B                         6.200             08/15/2023       08/15/2004 1           107,641
--------------------------------------------------------------------------------------------------------------------------------
  1,295,000  New Rochelle IDA
             (College of New Rochelle)                         5.500             07/01/2019       07/01/2009 1         1,334,018
--------------------------------------------------------------------------------------------------------------------------------
    505,000  New Rochelle Municipal Hsg. Authority,
             Series A                                          5.000             12/01/2008       12/01/2008 2           544,138
--------------------------------------------------------------------------------------------------------------------------------
  5,115,000  New Rochelle Municipal Hsg. Authority,
             Series A                                          5.550             12/01/2014       12/01/2008 6         5,760,615
--------------------------------------------------------------------------------------------------------------------------------
     85,000  New Rochelle Municipal Hsg. Authority,
             Series B                                          6.500             12/01/2014       09/14/2008 5            97,092
--------------------------------------------------------------------------------------------------------------------------------
     35,000  Newark-Wayne Community Hospital                   5.600             01/15/2008       01/15/2005 1            35,456
--------------------------------------------------------------------------------------------------------------------------------
  1,770,000  Newark-Wayne Community Hospital                   7.600             09/01/2015       01/11/2011 2         1,719,325
--------------------------------------------------------------------------------------------------------------------------------
     60,000  Newburgh GO                                       7.600             04/01/2008       10/01/2004 1            60,899
--------------------------------------------------------------------------------------------------------------------------------
  1,530,000  Newburgh IDA (Bourne & Kenney
             Redevelopment Company)                            5.650             08/01/2020 7     08/01/2009 1         1,583,749
--------------------------------------------------------------------------------------------------------------------------------
     25,000  Niagara County GO                                 5.875             07/15/2009       01/01/2005 1            26,055
--------------------------------------------------------------------------------------------------------------------------------
    150,000  Niagara County IDA
             (American Ref-Fuel Company)                       5.550             11/15/2024       11/15/2011 1           156,728
--------------------------------------------------------------------------------------------------------------------------------
  5,000,000  Niagara County IDA (Solid Waste Disposal)         5.450             11/15/2025       11/15/2011 1         5,312,700
--------------------------------------------------------------------------------------------------------------------------------
  7,075,000  Niagara County IDA (Solid Waste Disposal)         5.550             11/15/2024       11/15/2011 1         7,352,906
--------------------------------------------------------------------------------------------------------------------------------
  9,850,000  Niagara County IDA (Solid Waste Disposal)         5.625             11/15/2024       11/15/2012 1        10,252,767
--------------------------------------------------------------------------------------------------------------------------------
     45,000  Niagara County Tobacco Asset
             Securitization Corp.                              5.375             05/15/2018       05/15/2009 4            40,327
--------------------------------------------------------------------------------------------------------------------------------
  1,175,000  Niagara County Tobacco Asset
             Securitization Corp.                              5.875             05/15/2022       05/15/2015 2         1,081,059
--------------------------------------------------------------------------------------------------------------------------------
 11,995,000  Niagara County Tobacco Asset
             Securitization Corp.                              6.750             05/15/2029 7     05/15/2011 1        12,009,994
--------------------------------------------------------------------------------------------------------------------------------
  7,680,000  Niagara Falls City School District                5.875             06/15/2019       06/15/2008 1         8,408,448
--------------------------------------------------------------------------------------------------------------------------------
  1,195,000  Niagara Falls CSD COP (High School Facility)      6.500             06/15/2019       06/15/2009 1         1,279,737
--------------------------------------------------------------------------------------------------------------------------------
  1,030,000  Niagara Falls Public Water Authority, Series A    5.500             07/15/2025       07/15/2006 1         1,067,554
--------------------------------------------------------------------------------------------------------------------------------
  3,370,000  Niagara Falls Public Water Authority, Series A    5.500             07/15/2027       07/15/2006 1         3,478,514


                    17 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                                     COUPON         MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
 $1,055,000  Niagara Falls Public Water Authority, Series A     5.500%       07/15/2028        07/15/2006 1         $   1,089,710
---------------------------------------------------------------------------------------------------------------------------------
  2,900,000  Niagara Frontier Transportation Authority
             (Buffalo Niagara International Airport)            5.625        04/01/2029 7      04/01/2009 1             2,972,326
---------------------------------------------------------------------------------------------------------------------------------
     85,000  Niagara Frontier Transportation Authority
             (Buffalo Niagara International Airport)            5.750        04/01/2019        04/01/2009 1                92,908
---------------------------------------------------------------------------------------------------------------------------------
     30,000  North Salem Central School District                5.700        10/15/2011        10/15/2004 1                30,947
---------------------------------------------------------------------------------------------------------------------------------
  5,080,000  NY Counties Tobacco Trust I (TASC)                 5.800        06/01/2023        11/03/2005 5             5,098,339
---------------------------------------------------------------------------------------------------------------------------------
 14,295,000  NY Counties Tobacco Trust I (TASC)                 6.300        06/01/2019 7      04/05/2018 2            13,908,034
---------------------------------------------------------------------------------------------------------------------------------
 11,980,000  NY Counties Tobacco Trust I (TASC)                 6.500        06/01/2035        08/21/2018 4            11,539,855
---------------------------------------------------------------------------------------------------------------------------------
 10,070,000  NY Counties Tobacco Trust I (TASC)                 6.625        06/01/2042 7      10/28/2023 2             9,837,282
---------------------------------------------------------------------------------------------------------------------------------
 26,735,000  NY Counties Tobacco Trust II (TASC)                5.250        06/01/2025        06/07/2010 2            23,537,227
---------------------------------------------------------------------------------------------------------------------------------
    155,000  NY Counties Tobacco Trust II (TASC)                5.625        06/01/2035        04/21/2019 2               130,986
---------------------------------------------------------------------------------------------------------------------------------
  1,055,000  NY Counties Tobacco Trust II (TASC)                5.750        06/01/2013        06/01/2013               1,037,993
---------------------------------------------------------------------------------------------------------------------------------
  1,675,000  NY Counties Tobacco Trust II (TASC)                5.750        06/01/2014        06/01/2014               1,626,308
---------------------------------------------------------------------------------------------------------------------------------
  2,120,000  NY Counties Tobacco Trust II (TASC)                6.000        06/01/2015        06/01/2015               2,079,190
---------------------------------------------------------------------------------------------------------------------------------
  2,330,000  NY Counties Tobacco Trust II (TASC)                6.000        06/01/2016        06/01/2016               2,263,339
---------------------------------------------------------------------------------------------------------------------------------
  8,060,000  NY Counties Tobacco Trust III                      5.000        06/01/2027        02/01/2008 2             7,756,460
---------------------------------------------------------------------------------------------------------------------------------
  4,730,000  NY Counties Tobacco Trust III                      5.750        06/01/2033        09/30/2012 2             4,210,930
---------------------------------------------------------------------------------------------------------------------------------
 16,000,000  NY Counties Tobacco Trust III                      6.000        06/01/2043        04/03/2017 2            14,486,240
---------------------------------------------------------------------------------------------------------------------------------
    150,000  NYC Educational Construction Fund                  5.625        04/01/2013        10/01/2004 1               152,739
---------------------------------------------------------------------------------------------------------------------------------
    500,000  NYC GO                                             5.000        03/15/2021        03/15/2011 1               501,515
---------------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYC GO                                             5.000        08/01/2021        08/01/2014 1             5,013,550
---------------------------------------------------------------------------------------------------------------------------------
    120,000  NYC GO                                             5.125        08/01/2025        06/26/2024 2               119,382
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                             5.250        08/01/2017        02/01/2008 1                26,005
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYC GO                                             5.250        08/01/2021        08/01/2007 1                50,744
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                             5.250        11/15/2021 7      11/15/2007 1                10,156
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYC GO                                             5.250        01/15/2028        01/15/2013 1                50,118
---------------------------------------------------------------------------------------------------------------------------------
     85,000  NYC GO                                             5.300        01/15/2026        01/15/2013 1                85,666
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  NYC GO                                             5.375        08/01/2015        08/01/2008 1             2,119,200
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                             5.375        11/15/2017        11/15/2007 1                10,530
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                             5.375        08/01/2022        08/01/2007 1                26,030
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYC GO                                             5.500        08/01/2022        08/01/2007 1                51,401
---------------------------------------------------------------------------------------------------------------------------------
  7,700,000  NYC GO                                             5.500        06/01/2023        06/01/2013 1             8,061,438
---------------------------------------------------------------------------------------------------------------------------------
 14,765,000  NYC GO                                             5.500        05/15/2024 7      05/15/2010 1            15,349,546
---------------------------------------------------------------------------------------------------------------------------------
  1,260,000  NYC GO                                             5.500        02/15/2026        02/15/2008 1             1,267,094
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                             5.600        12/01/2010        12/01/2004 1                15,110
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                             5.750        05/15/2012        11/15/2004 1                10,108
---------------------------------------------------------------------------------------------------------------------------------
 10,750,000  NYC GO                                             5.750        10/15/2012        10/15/2007 1            11,669,448
---------------------------------------------------------------------------------------------------------------------------------
  1,135,000  NYC GO                                             5.750        02/01/2014 7      02/01/2006 1             1,217,174
---------------------------------------------------------------------------------------------------------------------------------
    870,000  NYC GO                                             5.750        02/01/2014 7      02/01/2006 1               922,722
---------------------------------------------------------------------------------------------------------------------------------
  4,695,000  NYC GO 10                                          5.750        02/01/2014        02/01/2006 1             5,009,941
---------------------------------------------------------------------------------------------------------------------------------
    335,000  NYC GO                                             5.750        02/01/2015        02/01/2006 6               358,979


                    18 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                             COUPON                 MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
 $  100,000  NYC GO                                     5.750%               02/01/2015        02/01/2006 1         $     105,488
---------------------------------------------------------------------------------------------------------------------------------
     70,000  NYC GO                                     5.750                02/01/2017        02/01/2006 6                75,068
---------------------------------------------------------------------------------------------------------------------------------
    115,000  NYC GO                                     5.750                02/01/2017        02/01/2006 6               122,035
---------------------------------------------------------------------------------------------------------------------------------
  1,035,000  NYC GO                                     5.750                03/01/2018        03/01/2013 1             1,115,016
---------------------------------------------------------------------------------------------------------------------------------
    500,000  NYC GO                                     5.750                08/01/2018        08/01/2012 1               536,520
---------------------------------------------------------------------------------------------------------------------------------
    500,000  NYC GO                                     5.750                08/01/2018        08/01/2012 1               536,520
---------------------------------------------------------------------------------------------------------------------------------
    490,000  NYC GO                                     5.750                02/01/2019        02/01/2006 6               525,074
---------------------------------------------------------------------------------------------------------------------------------
    225,000  NYC GO                                     5.750                02/01/2019        02/01/2006 1               237,528
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                     5.750                02/01/2020        02/01/2006 1                26,412
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                     5.750                02/01/2020        02/01/2006 1                16,086
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                     5.750                02/01/2020        02/01/2006 1                10,557
---------------------------------------------------------------------------------------------------------------------------------
    500,000  NYC GO                                     5.750                03/01/2020        03/01/2013 1               538,655
---------------------------------------------------------------------------------------------------------------------------------
  5,810,000  NYC GO                                     5.750                03/01/2021        03/01/2013 1             6,237,732
---------------------------------------------------------------------------------------------------------------------------------
  7,195,000  NYC GO                                     5.750                03/15/2022        03/15/2012 1             7,651,954
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYC GO                                     5.875                02/01/2016        08/01/2006 1                53,479
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                     5.875                03/15/2018        03/15/2006 1                 5,391
---------------------------------------------------------------------------------------------------------------------------------
    130,000  NYC GO                                     5.875                03/15/2018        03/15/2006 1               137,790
---------------------------------------------------------------------------------------------------------------------------------
  4,280,000  NYC GO                                     5.875                02/15/2019        02/15/2006 1             4,530,851
---------------------------------------------------------------------------------------------------------------------------------
 10,520,000  NYC GO                                     5.875                06/01/2019        06/01/2012 1            11,332,670
---------------------------------------------------------------------------------------------------------------------------------
  7,015,000  NYC GO                                     5.875                08/01/2019        08/01/2012 1             7,566,309
---------------------------------------------------------------------------------------------------------------------------------
  8,075,000  NYC GO                                     5.875                06/01/2020        06/01/2012 1             8,737,635
---------------------------------------------------------------------------------------------------------------------------------
  9,770,000  NYC GO                                     5.875                06/01/2021        06/01/2012 1            10,538,117
---------------------------------------------------------------------------------------------------------------------------------
    480,000  NYC GO                                     5.875                08/01/2024 7      08/01/2006 1               514,445
---------------------------------------------------------------------------------------------------------------------------------
  1,890,000  NYC GO                                     5.875                08/01/2024 7      08/01/2006 1             2,060,686
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                     5.900                08/01/2010        08/01/2006 1                26,397
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYC GO                                     6.000                08/01/2006        08/01/2004 6                53,468
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                     6.000                08/01/2006        08/01/2004 1                15,060
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                     6.000                08/01/2006        08/01/2004 1                10,182
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                     6.000                08/01/2007        08/01/2004 1                 5,020
---------------------------------------------------------------------------------------------------------------------------------
     70,000  NYC GO                                     6.000                08/01/2007        08/01/2004 1                71,331
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                     6.000                08/01/2007        08/01/2004 1                10,183
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                     6.000                08/01/2008        08/01/2004 1                 5,020
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                     6.000                05/15/2010        11/15/2004 1                15,161
---------------------------------------------------------------------------------------------------------------------------------
     60,000  NYC GO                                     6.000                02/01/2011        02/01/2006 1                64,577
---------------------------------------------------------------------------------------------------------------------------------
    140,000  NYC GO                                     6.000                08/01/2011        08/01/2004 6               140,473
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYC GO                                     6.000                08/01/2012        08/01/2004 6                32,373
---------------------------------------------------------------------------------------------------------------------------------
    450,000  NYC GO                                     6.000                08/01/2015        08/01/2004 6               485,150
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                     6.000                08/01/2016 7      08/01/2006 1                 5,459
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                     6.000                08/01/2016 7      08/01/2006 1                 5,357
---------------------------------------------------------------------------------------------------------------------------------
     35,000  NYC GO                                     6.000                08/01/2017        08/01/2007 1                37,689
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                     6.000                08/01/2017        08/01/2007 1                10,768


                    19 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                             COUPON                 MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   100,000  NYC GO                                     6.000%               05/15/2018        05/15/2010 1         $     109,103
---------------------------------------------------------------------------------------------------------------------------------
     45,000  NYC GO                                     6.000                02/01/2022        08/01/2006 1                48,263
---------------------------------------------------------------------------------------------------------------------------------
  1,210,000  NYC GO                                     6.000                05/15/2022        05/15/2010 1             1,293,611
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                     6.000                02/15/2024        02/15/2006 1                10,613
---------------------------------------------------------------------------------------------------------------------------------
     75,000  NYC GO                                     6.000                08/01/2026 7      08/01/2006 1                79,202
---------------------------------------------------------------------------------------------------------------------------------
    155,000  NYC GO                                     6.000                08/15/2026 7      08/15/2008 1               163,691
---------------------------------------------------------------------------------------------------------------------------------
    125,000  NYC GO                                     6.000                10/15/2026 7      08/01/2006 1               132,065
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                     6.000                10/15/2026        10/15/2007 1                10,875
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                     6.125                08/01/2009        08/01/2004 1                15,277
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                     6.125                08/01/2011        08/01/2004 1                25,462
---------------------------------------------------------------------------------------------------------------------------------
    210,000  NYC GO                                     6.125                08/01/2025 7      08/01/2007 1               229,532
---------------------------------------------------------------------------------------------------------------------------------
    315,000  NYC GO                                     6.125                08/01/2025        08/01/2007 1               337,160
---------------------------------------------------------------------------------------------------------------------------------
    190,000  NYC GO                                     6.200                08/01/2007        08/01/2004 6               193,644
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                     6.250                08/01/2008        08/01/2004 1                10,192
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYC GO                                     6.250                08/01/2011        08/01/2006 1                10,979
---------------------------------------------------------------------------------------------------------------------------------
    190,000  NYC GO                                     6.250                08/01/2011        08/01/2006 1               205,776
---------------------------------------------------------------------------------------------------------------------------------
  1,920,000  NYC GO                                     6.250                08/01/2012        08/01/2006 1             2,108,006
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                     6.250                04/15/2017        04/15/2007 1                21,618
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                     6.250                04/15/2027        04/15/2007 1                27,059
---------------------------------------------------------------------------------------------------------------------------------
    740,000  NYC GO                                     6.250                04/15/2027        04/15/2007 1               806,674
---------------------------------------------------------------------------------------------------------------------------------
  1,100,000  NYC GO                                     6.350                05/15/2014        05/15/2008 1             1,250,810
---------------------------------------------------------------------------------------------------------------------------------
    255,000  NYC GO                                     6.350                05/15/2014        05/15/2008 1               282,545
---------------------------------------------------------------------------------------------------------------------------------
  2,360,000  NYC GO                                     6.375                08/15/2009        08/15/2005 1             2,508,444
---------------------------------------------------------------------------------------------------------------------------------
    710,000  NYC GO                                     6.375                08/01/2010        08/01/2005 1               753,289
---------------------------------------------------------------------------------------------------------------------------------
    785,000  NYC GO                                     6.375                08/01/2010        08/01/2005 1               832,861
---------------------------------------------------------------------------------------------------------------------------------
    815,000  NYC GO                                     6.375                08/15/2010        08/15/2005 1               865,978
---------------------------------------------------------------------------------------------------------------------------------
    103,000  NYC GO                                     6.500                08/01/2014        08/01/2005 1               109,418
---------------------------------------------------------------------------------------------------------------------------------
    830,000  NYC GO                                     6.500                05/15/2017        05/15/2010 1               932,854
---------------------------------------------------------------------------------------------------------------------------------
    160,000  NYC GO                                     7.000                12/01/2006        12/01/2004 1               175,898
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                     7.000                02/01/2009        08/01/2004 1                 5,021
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                     7.000                12/01/2010        12/01/2004 1                 5,103
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                     7.000                02/01/2011        08/01/2004 1                 5,023
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYC GO                                     7.000                02/01/2012        08/01/2004 1                30,128
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                     7.000                10/01/2015        10/01/2004 6                27,697
---------------------------------------------------------------------------------------------------------------------------------
     70,000  NYC GO                                     7.000                10/01/2016        10/01/2004 6                77,550
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                     7.000                02/01/2018        08/01/2004 1                 5,018
---------------------------------------------------------------------------------------------------------------------------------
     35,000  NYC GO                                     7.000                10/01/2018        10/01/2004 6                38,740
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                     7.000                10/01/2019        10/01/2004 6                16,603
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                     7.200                02/01/2005        08/01/2004 1                 5,024
---------------------------------------------------------------------------------------------------------------------------------
     40,000  NYC GO                                     7.250                10/01/2005        10/01/2004 6                40,577
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYC GO                                     7.250                02/01/2007        08/01/2004 6               110,961


                    20 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                                COUPON              MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     5,000  NYC GO                                        7.250%            02/01/2007        08/01/2004 1         $       5,022
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                        7.250             08/15/2017        08/15/2004 6                16,734
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO                                        7.500             12/01/2004        12/01/2004                  25,626
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                        7.500             02/01/2005        08/01/2004 1                15,068
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYC GO                                        7.500             08/15/2005        08/15/2004 1                 5,034
---------------------------------------------------------------------------------------------------------------------------------
    255,000  NYC GO                                        7.500             02/01/2006        08/01/2004 1               256,140
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                        7.500             02/01/2007        08/01/2004 1                15,068
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYC GO                                        7.500             02/01/2009        08/01/2004 1                15,068
---------------------------------------------------------------------------------------------------------------------------------
     40,000  NYC GO                                        7.650             02/01/2007        08/01/2004 1                40,185
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYC GO                                        7.750             08/15/2027        08/15/2004 1                30,190
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYC GO                                        7.750             08/15/2028        08/15/2004 1                20,127
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYC GO DIAMONDS                               0.000 14          02/01/2025        02/01/2008 1                92,719
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYC GO DIAMONDS                               0.000 14          08/01/2025 7      08/01/2007 1                21,335
---------------------------------------------------------------------------------------------------------------------------------
     90,000  NYC GO RIBS                                   9.867 13          08/29/2008        08/01/2004 1                93,217
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYC GO RIBS                                   9.867 13          07/29/2010        08/01/2004 1                51,785
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYC GO RIBS                                   9.965 13          08/22/2013        08/01/2004 1               103,571
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYC GO RIBS                                   9.965 13          08/27/2015        08/01/2004 1                51,710
---------------------------------------------------------------------------------------------------------------------------------
    450,000  NYC GO RIBS                                  10.570 13          09/01/2011        08/01/2004 1               453,501
---------------------------------------------------------------------------------------------------------------------------------
    205,000  NYC HDC (Barclay Avenue)                      5.750             04/01/2007        01/11/2006 5               215,644
---------------------------------------------------------------------------------------------------------------------------------
    900,000  NYC HDC (Multifamily Hsg.), Series A          5.375             11/01/2023        05/01/2012 1               916,920
---------------------------------------------------------------------------------------------------------------------------------
  1,725,000  NYC HDC (Multifamily Hsg.), Series A          5.500             11/01/2009        05/01/2008 1             1,761,087
---------------------------------------------------------------------------------------------------------------------------------
    355,000  NYC HDC (Multifamily Hsg.), Series A          5.625             05/01/2012        05/01/2008 1               358,870
---------------------------------------------------------------------------------------------------------------------------------
    460,000  NYC HDC (Multifamily Hsg.), Series A          5.750             11/01/2018 7      05/01/2007 1               474,775
---------------------------------------------------------------------------------------------------------------------------------
  2,735,000  NYC HDC (Multifamily Hsg.), Series A          6.550             10/01/2015 7      07/19/2004 1             2,742,494
---------------------------------------------------------------------------------------------------------------------------------
    275,000  NYC HDC (Multifamily Hsg.), Series A          6.550             04/01/2018 7      07/19/2004 1               275,754
---------------------------------------------------------------------------------------------------------------------------------
 29,000,000  NYC HDC (Multifamily Hsg.), Series A          6.600             04/01/2030 7      07/19/2004 1            29,080,330
---------------------------------------------------------------------------------------------------------------------------------
  5,265,000  NYC HDC (Multifamily Hsg.), Series B          5.875             11/01/2018 7      05/01/2009 1             5,432,954
---------------------------------------------------------------------------------------------------------------------------------
    655,000  NYC HDC (Multifamily Hsg.), Series D          5.500             11/01/2019        11/01/2006 1               671,670
---------------------------------------------------------------------------------------------------------------------------------
  1,200,000  NYC HDC (Multifamily Hsg.), Series E          6.250             05/01/2036        11/01/2009 1             1,295,748
---------------------------------------------------------------------------------------------------------------------------------
 27,605,000  NYC Health & Hospital Corp.                   5.250             02/15/2017 7      02/15/2010 1            27,985,397
---------------------------------------------------------------------------------------------------------------------------------
  1,325,000  NYC IDA (Acme Architectural Products)         5.875             11/01/2009        07/04/2007 2             1,244,480
---------------------------------------------------------------------------------------------------------------------------------
 10,000,000  NYC IDA
             (Airis JFK I/JFK International Airport)       6.000             07/01/2015        07/01/2011 1            10,011,800
---------------------------------------------------------------------------------------------------------------------------------
    320,000  NYC IDA (ALA Realty)                          7.000             12/01/2005        06/07/2005 2               321,923
---------------------------------------------------------------------------------------------------------------------------------
    435,000  NYC IDA (Atlantic Veal & Lamb)                7.250             12/01/2008        01/24/2007 2               431,768
---------------------------------------------------------------------------------------------------------------------------------
  4,645,000  NYC IDA (Beth Abraham Health Services)        6.000             02/15/2013        02/27/2009 2             4,719,924
---------------------------------------------------------------------------------------------------------------------------------
  1,015,000  NYC IDA (Beth Abraham Health Services)        6.000             11/15/2013        06/28/2009 2             1,031,118
---------------------------------------------------------------------------------------------------------------------------------
    485,000  NYC IDA (Beth Abraham Health Services)        6.000             11/15/2013        07/04/2009 2               492,702
---------------------------------------------------------------------------------------------------------------------------------
    165,000  NYC IDA
             (Brooklyn Heights Montessori School)          7.500             01/01/2007        01/23/2006 2               177,420
---------------------------------------------------------------------------------------------------------------------------------
  6,290,000  NYC IDA (Calhoun School)                      6.250             12/01/2017        10/13/2012 2             6,317,928
---------------------------------------------------------------------------------------------------------------------------------
    505,000  NYC IDA (Chardan Corp.)                       6.250             11/01/2008        12/14/2006 2               494,779


                    21 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                                     COUPON         MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   235,000  NYC IDA (College of Aeronautics)                    5.500%      05/01/2012        05/01/2008 1         $     245,030
---------------------------------------------------------------------------------------------------------------------------------
    550,000  NYC IDA (College of Aeronautics)                    5.500       05/01/2013        05/01/2010 1               569,217
---------------------------------------------------------------------------------------------------------------------------------
  1,435,000  NYC IDA (College of Mount St. Vincent)              7.000       05/01/2008        11/01/2004 1             1,465,293
---------------------------------------------------------------------------------------------------------------------------------
    360,000  NYC IDA (College of New Rochelle)                   6.200       09/01/2010 7      09/01/2005 1               375,833
---------------------------------------------------------------------------------------------------------------------------------
    500,000  NYC IDA (College of New Rochelle)                   6.300       09/01/2015 7      09/01/2005 1               518,225
---------------------------------------------------------------------------------------------------------------------------------
    450,000  NYC IDA
             (Comprehensive Care Management)                     5.750       11/01/2008        12/12/2006 2               449,303
---------------------------------------------------------------------------------------------------------------------------------
    175,000  NYC IDA
             (Comprehensive Care Management)                     5.750       11/01/2008        12/12/2006 2               174,720
---------------------------------------------------------------------------------------------------------------------------------
    315,000  NYC IDA
             (Comprehensive Care Management)                     7.250       12/01/2006        12/24/2005 2               326,746
---------------------------------------------------------------------------------------------------------------------------------
    147,957  NYC IDA (Cummins Engine)                            6.500       03/01/2005        09/17/2004 2               147,364
---------------------------------------------------------------------------------------------------------------------------------
    570,000  NYC IDA (Essie Cosmetics)                           5.500       11/01/2008        12/09/2006 2               552,569
---------------------------------------------------------------------------------------------------------------------------------
    755,000  NYC IDA (Gabrielli Truck Sales)                     7.250       12/01/2007        07/04/2006 2               778,292
---------------------------------------------------------------------------------------------------------------------------------
 23,380,000  NYC IDA (Japan Airlines)                            6.000       11/01/2015        11/01/2004 1            24,124,419
---------------------------------------------------------------------------------------------------------------------------------
    270,000  NYC IDA (Julia Gray)                                6.500       11/01/2007        06/05/2006 2               269,314
---------------------------------------------------------------------------------------------------------------------------------
    315,000  NYC IDA (Koenig Iron Works)                         7.375       12/01/2010        03/14/2008 2               327,285
---------------------------------------------------------------------------------------------------------------------------------
  6,000,000  NYC IDA (Legal Aid)                                 8.750       11/01/2033 7      11/01/2004 1             6,121,920
---------------------------------------------------------------------------------------------------------------------------------
  2,355,000  NYC IDA (Lycee Francais De New York)                5.500       06/01/2013        12/01/2012 1             2,475,458
---------------------------------------------------------------------------------------------------------------------------------
    730,000  NYC IDA (Lycee Francais De New York)                5.500       06/01/2015        12/01/2012 1               753,791
---------------------------------------------------------------------------------------------------------------------------------
  2,880,000  NYC IDA (Lycee Francais De New York)                5.500       06/01/2016        12/01/2012 1             2,955,946
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  NYC IDA (Lycee Francais De New York)                5.500       06/01/2017        12/01/2012 1             2,043,140
---------------------------------------------------------------------------------------------------------------------------------
  3,210,000  NYC IDA (Lycee Francais De New York)                5.500       06/01/2018        12/01/2012 1             3,266,079
---------------------------------------------------------------------------------------------------------------------------------
    250,000  NYC IDA (Marymount School of NY)                    5.125       09/01/2021        07/30/2017 2               246,058
---------------------------------------------------------------------------------------------------------------------------------
    455,000  NYC IDA (MediSys Health Network)                    5.750       03/15/2006        08/29/2005 2               447,110
---------------------------------------------------------------------------------------------------------------------------------
    455,000  NYC IDA (Morrisons Pastry)                          5.750       11/01/2009        05/28/2006 2               449,540
---------------------------------------------------------------------------------------------------------------------------------
  4,220,000  NYC IDA (National Compressor Exchange)              6.250       11/01/2027        11/01/2007 6             4,268,150
---------------------------------------------------------------------------------------------------------------------------------
  1,810,000  NYC IDA (Polytechnic University)                    5.250       11/01/2008        11/01/2008               1,761,709
---------------------------------------------------------------------------------------------------------------------------------
    465,000  NYC IDA (Precision Gear)                            5.875       11/01/2009        07/10/2007 2               457,853
---------------------------------------------------------------------------------------------------------------------------------
    390,000  NYC IDA (Precision Gear)                            5.875       11/01/2009        07/10/2007 2               384,006
---------------------------------------------------------------------------------------------------------------------------------
    135,000  NYC IDA (Precision Gear)                            6.500       11/01/2008        12/11/2006 2               135,937
---------------------------------------------------------------------------------------------------------------------------------
    220,000  NYC IDA (Promotional Slideguide)                    7.000       12/01/2005        05/17/2005 2               230,430
---------------------------------------------------------------------------------------------------------------------------------
  3,965,000  NYC IDA (Rosco, Inc.)                               6.125       06/01/2022        06/01/2007 3             3,934,985
---------------------------------------------------------------------------------------------------------------------------------
  1,115,000  NYC IDA (Showman Fabricators)                       7.125       11/01/2013        10/02/2009 2             1,090,191
---------------------------------------------------------------------------------------------------------------------------------
    935,000  NYC IDA
             (Special Needs Facilities Pooled Program)           5.950       07/01/2008        02/17/2006 2               926,174
---------------------------------------------------------------------------------------------------------------------------------
     75,000  NYC IDA (Streamline Plastics)                       7.125       12/01/2005        06/13/2005 2                75,395
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYC IDA (Terminal One Group Association)            5.800       01/01/2005        01/01/2005                  25,368
---------------------------------------------------------------------------------------------------------------------------------
    475,000  NYC IDA (Terminal One Group Association)            5.900       01/01/2006        01/01/2005 1               485,365
---------------------------------------------------------------------------------------------------------------------------------
  1,575,000  NYC IDA (Terminal One Group Association)            6.000       01/01/2007        01/01/2005 1             1,608,768
---------------------------------------------------------------------------------------------------------------------------------
 59,195,000  NYC IDA (Terminal One Group Association)            6.000       01/01/2015 7      01/01/2005 1            60,676,651
---------------------------------------------------------------------------------------------------------------------------------
 13,445,000  NYC IDA (Terminal One Group Association)            6.000       01/01/2019 7      01/01/2006 1            13,916,920


                    22 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 2,800,000  NYC IDA (Terminal One Group Association)      6.100%            01/01/2009        01/01/2006 1         $   2,854,208
---------------------------------------------------------------------------------------------------------------------------------
 30,215,000  NYC IDA (Terminal One Group Association)      6.125             01/01/2024        01/01/2006 1            31,275,547
---------------------------------------------------------------------------------------------------------------------------------
  2,230,000  NYC IDA (The Child School)                    7.000             06/01/2013        11/06/2009 2             2,230,357
---------------------------------------------------------------------------------------------------------------------------------
    595,000  NYC IDA (Ulano)                               6.250             11/01/2006        11/16/2005 2               582,511
---------------------------------------------------------------------------------------------------------------------------------
    160,000  NYC IDA (United Nations School)               6.050             12/01/2005        12/01/2005                 167,773
---------------------------------------------------------------------------------------------------------------------------------
    170,000  NYC IDA (United Nations School)               6.100             12/01/2006        12/01/2006                 182,141
---------------------------------------------------------------------------------------------------------------------------------
    180,000  NYC IDA (United Nations School)               6.150             12/01/2007        12/01/2007                 191,621
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYC IDA (Urban Resource Institute)            5.250             03/01/2023        03/01/2013 1             1,039,810
---------------------------------------------------------------------------------------------------------------------------------
  1,460,000  NYC IDA (Urban Resource Institute)            6.500             11/01/2013        12/20/2008 2             1,434,450
---------------------------------------------------------------------------------------------------------------------------------
  3,400,000  NYC IDA (USTA National Tennis Center)         6.375             11/15/2014 7      11/15/2004 1             3,527,092
---------------------------------------------------------------------------------------------------------------------------------
    400,000  NYC IDA (Visy Paper)                          7.550             01/01/2005        01/01/2005                 404,292
---------------------------------------------------------------------------------------------------------------------------------
  4,000,000  NYC IDA (Visy Paper)                          7.800             01/01/2016        01/01/2008 1             4,180,480
---------------------------------------------------------------------------------------------------------------------------------
  1,045,000  NYC IDA (Vocational Instruction)              7.250             02/01/2013        11/27/2008 2             1,048,010
---------------------------------------------------------------------------------------------------------------------------------
    330,000  NYC IDA (World Casing Corp.)                  5.950             11/01/2007        05/30/2006 2               312,589
---------------------------------------------------------------------------------------------------------------------------------
  6,710,000  NYC IDA (YMCA of Greater NY)                  5.800             08/01/2016 7      01/01/2009 1             7,167,488
---------------------------------------------------------------------------------------------------------------------------------
    800,000  NYC IDA (Zeluck, Inc.)                        6.250             11/01/2011        11/01/2007 1               819,984
---------------------------------------------------------------------------------------------------------------------------------
 16,350,000  NYC IDA Special Facilities
             (JFK International Airport)                   8.000             08/01/2012        08/01/2012              12,556,637
---------------------------------------------------------------------------------------------------------------------------------
  4,500,000  NYC Municipal Water Finance Authority         5.000             06/15/2022        06/15/2014 1             4,572,270
---------------------------------------------------------------------------------------------------------------------------------
     65,000  NYC Municipal Water Finance Authority         5.125             06/15/2017 7      06/15/2007 1                68,349
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYC Municipal Water Finance Authority         5.125             06/15/2021        06/15/2007 1                51,148
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYC Municipal Water Finance Authority         5.125             06/15/2021        06/15/2007 1                10,230
---------------------------------------------------------------------------------------------------------------------------------
     55,000  NYC Municipal Water Finance Authority         5.125             06/15/2022        06/15/2008 1                55,717
---------------------------------------------------------------------------------------------------------------------------------
     10,000    NYC Municipal Water Finance Authority       5.200             06/15/2013        06/15/2007 1                10,553
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYC Municipal Water Finance Authority         5.250             06/15/2018        06/15/2008 1                15,785
---------------------------------------------------------------------------------------------------------------------------------
    425,000  NYC Municipal Water Finance Authority         5.250             06/15/2029 7      06/15/2007 1               428,685
---------------------------------------------------------------------------------------------------------------------------------
  2,050,000  NYC Municipal Water Finance Authority         5.500             06/15/2023 7      06/15/2005 1             2,126,773
---------------------------------------------------------------------------------------------------------------------------------
    400,000  NYC Municipal Water Finance Authority         5.500             06/15/2023        06/15/2005 1               414,980
---------------------------------------------------------------------------------------------------------------------------------
  1,955,000  NYC Municipal Water Finance Authority         5.500             06/15/2024 7      06/15/2007 1             2,075,604
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYC Municipal Water Finance Authority         5.500             06/15/2024        06/15/2006 1               104,752
---------------------------------------------------------------------------------------------------------------------------------
     85,000  NYC Municipal Water Finance Authority         5.500             06/15/2027        06/15/2007 1                87,759
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYC Municipal Water Finance Authority         5.500             06/15/2033        06/15/2010 1             1,033,500
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYC Municipal Water Finance Authority         5.625             06/15/2019        06/15/2006 1               106,550
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYC Municipal Water Finance Authority         5.625             06/15/2019 7      06/15/2006 1                32,301
---------------------------------------------------------------------------------------------------------------------------------
     55,000  NYC Municipal Water Finance Authority         5.625             06/15/2019 7      06/15/2006 1                58,668
---------------------------------------------------------------------------------------------------------------------------------
    855,000  NYC Municipal Water Finance Authority         5.750             06/15/2013 7      12/15/2004 6               890,636
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYC Municipal Water Finance Authority         5.750             06/15/2013 7      12/15/2004 6                52,084
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYC Municipal Water Finance Authority         5.750             06/15/2026        06/15/2007 1               106,393
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYC Municipal Water Finance Authority         5.750             06/15/2029        06/15/2007 1                31,404
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYC TFA, Series C                             5.000             05/01/2026 7      03/04/2025 2                14,852
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYC TFA, Series C                             5.250             05/01/2013        05/01/2008 1             1,096,400


                    23 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
 $   45,000  NYC TFA, Series C                          5.500%               05/01/2025        05/01/2009 6         $      46,682
---------------------------------------------------------------------------------------------------------------------------------
    460,000  NYC Transit Authority MTA, Series A        5.400                01/01/2019 7      01/01/2010 1               490,181
---------------------------------------------------------------------------------------------------------------------------------
  3,740,000  NYC Trust for Cultural Resources
             (American Museum of Natural History)       5.650                04/01/2027 7      04/01/2007 1             3,926,738
---------------------------------------------------------------------------------------------------------------------------------
    750,000  NYC Trust for Cultural Resources
             (Museum of American Folk Art)              6.000                07/01/2022 7      07/01/2010 1               782,828
---------------------------------------------------------------------------------------------------------------------------------
  2,465,000  NYC Trust for Cultural Resources
             (Museum of American Folk Art)              6.125                07/01/2030 7      07/01/2011 1             2,555,712
---------------------------------------------------------------------------------------------------------------------------------
    570,000  NYC Trust for Cultural Resources
             (Museum of Modern Art)                     5.500                01/01/2016        01/01/2007 1               612,066
---------------------------------------------------------------------------------------------------------------------------------
     45,000  NYS DA (Albany Memorial Hospital)          5.500                07/01/2010 7      07/01/2005 1                46,665
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (Amsterdam Memorial Hospital)       6.000                08/01/2025        08/01/2006 1                27,019
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (Audit & Control)                   5.500                04/01/2023        04/01/2009 1                26,311
---------------------------------------------------------------------------------------------------------------------------------
    250,000  NYS DA (Augustana Lutheran Home)           5.500                02/01/2041        02/01/2012 1               256,608
---------------------------------------------------------------------------------------------------------------------------------
     95,000  NYS DA (Bethel Springvale Home)            6.000                02/01/2035 7      02/01/2006 1               101,366
---------------------------------------------------------------------------------------------------------------------------------
     55,000  NYS DA
             (Bishop Henry B. Hucles Nursing Home)      5.625                07/01/2018 7      07/01/2008 1                58,061
---------------------------------------------------------------------------------------------------------------------------------
    125,000  NYS DA
             (Bishop Henry B. Hucles Nursing Home)      6.000                07/01/2024        07/01/2006 1               130,754
---------------------------------------------------------------------------------------------------------------------------------
  1,185,000  NYS DA (Canisius College)                  5.600                07/01/2023        07/01/2005 1             1,240,031
---------------------------------------------------------------------------------------------------------------------------------
 15,000,000  NYS DA (Catholic Health Services)          6.500                07/01/2020 7      07/01/2010 1            16,261,950
---------------------------------------------------------------------------------------------------------------------------------
  1,350,000  NYS DA (Chapel Oaks)                       5.375                07/01/2017 7      07/01/2010 1             1,425,776
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (City University)                   0.000 8              07/01/2004        07/01/2004                   5,000
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (City University)                   0.000 8              07/01/2004        07/01/2004                  24,999
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (City University)                   0.000 8              07/01/2005        12/22/2004 2                 4,790
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  NYS DA (City University)                   5.000                07/01/2012        01/01/2008 1            12,097,400
---------------------------------------------------------------------------------------------------------------------------------
  2,150,000  NYS DA (City University)                   5.000                07/01/2017        07/01/2008 1             2,187,324
---------------------------------------------------------------------------------------------------------------------------------
  1,400,000  NYS DA (City University)                   5.250                07/01/2012        07/01/2008               1,508,500
---------------------------------------------------------------------------------------------------------------------------------
 11,020,000  NYS DA (City University)                   5.375                07/01/2024        01/01/2008 6            12,170,268
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYS DA (City University)                   5.500                07/01/2019        07/01/2009 1                16,199
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (City University)                   5.500                07/01/2024        07/01/2006 1                 5,212
---------------------------------------------------------------------------------------------------------------------------------
    550,000  NYS DA (City University)                   6.000                07/01/2010        07/01/2006 1               584,590
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (College of Saint Rose)             6.000                07/01/2011 7      01/01/2005 1                 5,018
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (Cooper Union for
             Advancement of Science & Art)              6.250                07/01/2029        07/01/2009 1                28,001
---------------------------------------------------------------------------------------------------------------------------------
  1,500,000  NYS DA (Court Facilities)                  5.375                05/15/2021        05/15/2013 1             1,553,430
---------------------------------------------------------------------------------------------------------------------------------
  5,100,000  NYS DA (Court Facilities)                  5.375                05/15/2023        05/15/2013 1             5,266,770
---------------------------------------------------------------------------------------------------------------------------------
  4,000,000  NYS DA (Court Facilities)                  5.500                05/15/2020        05/15/2013 1             4,200,760
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (Dept. of Education)                5.750                07/01/2021        07/01/2006 1                26,735
---------------------------------------------------------------------------------------------------------------------------------
     90,000  NYS DA (Dept. of Health)                   5.500                07/01/2021        07/01/2007 1                93,075
---------------------------------------------------------------------------------------------------------------------------------
    260,000  NYS DA (Dept. of Health)                   5.500                07/01/2025        07/01/2006 1               281,887
---------------------------------------------------------------------------------------------------------------------------------
    225,000  NYS DA (Dept. of Health)                   5.500                07/01/2025        07/01/2006 1               229,435


                    24 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   220,000  NYS DA (Dept. of Health)                      5.750%            07/01/2017 7      07/01/2006 1         $     239,820
---------------------------------------------------------------------------------------------------------------------------------
    280,000  NYS DA (Dept. of Health)                      5.750             07/01/2017 7      07/01/2006 1               304,934
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYS DA (Dept. of Health)                      5.750             07/01/2017        07/01/2006 1                32,672
---------------------------------------------------------------------------------------------------------------------------------
    155,000  NYS DA (Ellis Hospital)                       5.500             08/01/2015        08/01/2005 1               160,964
---------------------------------------------------------------------------------------------------------------------------------
     80,000  NYS DA (Ellis Hospital)                       5.600             08/01/2025        08/01/2005 1                83,517
---------------------------------------------------------------------------------------------------------------------------------
    125,000  NYS DA (Ellis Hospital)                       5.625             08/01/2035 7      08/01/2007 1               130,396
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (Episcopal Health)                     5.700             08/01/2009        08/01/2004 1                 5,115
---------------------------------------------------------------------------------------------------------------------------------
     70,000  NYS DA (Episcopal Health)                     5.900             08/01/2020 7      08/01/2004 1                70,981
---------------------------------------------------------------------------------------------------------------------------------
    310,000  NYS DA (Fairport Baptist Homes)               6.000             02/01/2037        02/01/2007 1               325,726
---------------------------------------------------------------------------------------------------------------------------------
     35,000  NYS DA
             (FNHC/KR/MMWNHC Obligated Group)              5.500             07/01/2010 7      07/01/2007 1                36,812
---------------------------------------------------------------------------------------------------------------------------------
    335,000  NYS DA
             (FNHC/KR/MMWNHC Obligated Group)              5.750             07/01/2017        07/01/2005 1               351,067
---------------------------------------------------------------------------------------------------------------------------------
  3,835,000  NYS DA (Frances Schervier Home
             & Hospital Obligated Group)                   5.500             07/01/2017 7      07/01/2009 1             4,034,497
---------------------------------------------------------------------------------------------------------------------------------
 10,000,000  NYS DA (Frances Schervier Home
             & Hospital Obligated Group)                   5.500             07/01/2027 7      07/01/2009 1            10,238,900
---------------------------------------------------------------------------------------------------------------------------------
     90,000  NYS DA (Frances Schervier Home
             & Hospital Obligated Group)                   5.500             07/01/2027 7      07/01/2009 1                90,940
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYS DA (German Masonic Home)                  5.950             08/01/2026 7      08/01/2008 1                52,122
---------------------------------------------------------------------------------------------------------------------------------
    165,000  NYS DA (Grace Manor Health Care Facility)     6.150             07/01/2018        07/01/2006 1               178,974
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYS DA (Hamilton College)                     5.125             07/01/2016        07/01/2009 1                15,865
---------------------------------------------------------------------------------------------------------------------------------
  2,135,000  NYS DA (Highland Community Devel. Corp.)      5.500             07/01/2023        07/16/2008 3             2,183,571
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (Hospital Special Surgery)             5.000             02/01/2018        02/01/2008 1                25,505
---------------------------------------------------------------------------------------------------------------------------------
  2,255,000  NYS DA (Hunts Point Multi-Service Center)     5.625             07/01/2022        01/01/2008 1             2,386,647
---------------------------------------------------------------------------------------------------------------------------------
     70,000  NYS DA (Jewish Geriatric)                     7.150             08/01/2014        08/01/2004 1                71,705
---------------------------------------------------------------------------------------------------------------------------------
    150,000  NYS DA (Jewish Geriatric)                     7.350             08/01/2029        08/01/2004 1               153,617
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (JGB Health Facilities)                7.000             07/01/2009 7      01/01/2005 1                20,574
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (John T. Mather Memorial Hospital)     5.375             07/01/2019        07/01/2008 1                20,881
---------------------------------------------------------------------------------------------------------------------------------
    310,000  NYS DA (John T. Mather Memorial Hospital)     5.750             07/01/2025        07/01/2006 1               325,683
---------------------------------------------------------------------------------------------------------------------------------
  1,020,000  NYS DA (L.I.  University)                     5.125             09/01/2010        09/01/2009 1             1,104,201
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYS DA (L.I.  University)                     5.250             09/01/2011        09/01/2009 1             1,073,220
---------------------------------------------------------------------------------------------------------------------------------
    125,000  NYS DA (Lakeside Home)                        6.000             02/01/2037        02/01/2007 1               131,516
---------------------------------------------------------------------------------------------------------------------------------
    710,000  NYS DA (Le Moyne College)                     5.000             07/01/2018        01/01/2005 1               725,471
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (Leake & Watts Services)               6.000             07/01/2014        01/01/2005 1                25,589
---------------------------------------------------------------------------------------------------------------------------------
    540,000  NYS DA (Leake & Watts Services)               6.000             07/01/2023        01/01/2005 1               552,485
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS DA (Lenox Hill Hospital)                  5.750             07/01/2016        07/01/2011 1                10,683
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  NYS DA (Lenox Hill Hospital)                  5.750             07/01/2017        07/01/2012 1             2,125,700
---------------------------------------------------------------------------------------------------------------------------------
    115,000  NYS DA (Long Beach Medical Center)            5.625             08/01/2022        08/01/2005 1               120,750
---------------------------------------------------------------------------------------------------------------------------------
  4,160,000  NYS DA (Lutheran Medical Center)              4.250             08/01/2023        01/27/2013 2             3,916,640
---------------------------------------------------------------------------------------------------------------------------------
  3,235,000  NYS DA (Master BOCES Program)                 5.000             08/15/2023        08/15/2014 1             3,277,152
---------------------------------------------------------------------------------------------------------------------------------
    615,000  NYS DA (Master BOCES Program)                 5.250             08/15/2023        08/15/2013 1               638,678


                    25 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   100,000  NYS DA (Menorah Campus)                       6.100%            02/01/2037        02/01/2007 1         $     108,676
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS DA (Mental Health Services Facilities)    5.125             08/15/2027        04/15/2023 2                10,035
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (Mental Health Services Facilities)    5.250             08/15/2016        02/15/2008 1                 5,348
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (Mental Health Services Facilities)    5.250             08/15/2016        02/15/2008 1                 5,260
---------------------------------------------------------------------------------------------------------------------------------
    185,000  NYS DA (Mental Health Services Facilities)    5.250             02/15/2018        02/15/2007 1               194,500
---------------------------------------------------------------------------------------------------------------------------------
  1,500,000  NYS DA (Mental Health Services Facilities)    5.250             02/15/2023        02/15/2014 1             1,536,930
---------------------------------------------------------------------------------------------------------------------------------
  3,270,000  NYS DA (Mental Health Services Facilities)    5.250             08/15/2024        08/15/2009 1             3,328,108
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (Mental Health Services Facilities)    5.375             02/15/2026        02/15/2008 1                 5,024
---------------------------------------------------------------------------------------------------------------------------------
     40,000  NYS DA (Mental Health Services Facilities)    5.625             02/15/2021        02/15/2007 1                43,910
---------------------------------------------------------------------------------------------------------------------------------
     95,000  NYS DA (Mental Health Services Facilities)    5.750             02/15/2027        02/15/2007 1               104,716
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS DA (Mental Health Services Facilities)    5.750             02/15/2027        02/15/2007 1                 5,304
---------------------------------------------------------------------------------------------------------------------------------
    170,000  NYS DA (Millard Fillmore Hospital)            5.375             02/01/2017        08/01/2004 1               178,871
---------------------------------------------------------------------------------------------------------------------------------
  5,060,000  NYS DA (Miriam Osborn
             Memorial Home Association)                    6.875             07/01/2019 7      07/01/2010 1             5,626,214
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYS DA (Montefiore Medical Center)            5.250             02/01/2015        02/01/2007               1,054,650
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (Montefiore Medical Center)            5.500             08/01/2038        08/01/2009 1                20,608
---------------------------------------------------------------------------------------------------------------------------------
    435,000  NYS DA (Mount Sinai School of Medicine)       5.000             07/01/2021        01/01/2005 1               437,136
---------------------------------------------------------------------------------------------------------------------------------
  6,500,000  NYS DA (MSH/NYU Hospital Center/
             HJDOI Obligated Group)                        6.500             07/01/2017        07/01/2010 1             6,534,385
---------------------------------------------------------------------------------------------------------------------------------
  1,750,000  NYS DA (MSH/NYU Hospital Center/
             HJDOI Obligated Group)                        6.750             07/01/2020        07/01/2010 1             1,783,635
---------------------------------------------------------------------------------------------------------------------------------
  5,770,000  NYS DA (MSH/NYU Hospital Center/
             HJDOI Obligated Group) RITES 9               10.865 13          07/01/2015        07/01/2010 1             5,905,595
---------------------------------------------------------------------------------------------------------------------------------
  5,665,000  NYS DA (MSH/NYU Hospital Center/
             HJDOI Obligated Group) RITES 9               10.865 13          07/01/2016        07/01/2010 1             5,747,143
---------------------------------------------------------------------------------------------------------------------------------
 12,000,000  NYS DA (Mt. Sinai/NYU Health)                 6.000             07/01/2026        02/01/2005 1            12,053,760
---------------------------------------------------------------------------------------------------------------------------------
  6,500,000  NYS DA (Mt. Sinai/NYU Health)                 6.250             07/01/2022        02/01/2005 1             6,545,825
---------------------------------------------------------------------------------------------------------------------------------
    205,000  NYS DA (Municipal Health Facilities)          5.500             05/15/2024        05/15/2006 1               213,143
---------------------------------------------------------------------------------------------------------------------------------
    300,000  NYS DA (New School for Social Research)       5.375             07/01/2026        07/01/2007 1               319,206
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYS DA (Niagara Lutheran Devel.)              5.450             08/01/2017        08/01/2007 1                15,725
---------------------------------------------------------------------------------------------------------------------------------
  4,200,000  NYS DA (North General Hospital)               5.750             02/15/2019        02/15/2013 1             4,554,438
---------------------------------------------------------------------------------------------------------------------------------
  3,750,000  NYS DA (North General Hospital)               5.750             02/15/2020        02/15/2013 1             4,055,363
---------------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYS DA (North Shore University Hospital)      5.200             11/01/2017        11/01/2008 1             5,270,750
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYS DA
             (Nottingham Retirement Community)             6.050             07/01/2015        07/01/2005 1                51,833
---------------------------------------------------------------------------------------------------------------------------------
  2,435,000  NYS DA
             (Nottingham Retirement Community)             6.125             07/01/2025 7      07/01/2005 1             2,562,740
---------------------------------------------------------------------------------------------------------------------------------
  1,375,000  NYS DA (NY Hospital Medical Center)           5.550             08/15/2029 7      08/15/2011 1             1,487,558
---------------------------------------------------------------------------------------------------------------------------------
  1,165,000  NYS DA (Nyack Hospital)                       6.000             07/01/2006        01/04/2006 2             1,128,873
---------------------------------------------------------------------------------------------------------------------------------
  2,325,000  NYS DA (Nyack Hospital)                       6.250             07/01/2013        05/10/2009 2             2,100,545
---------------------------------------------------------------------------------------------------------------------------------
    220,000  NYS DA (Our Lady Geriatric Center)            6.050             08/01/2035        08/01/2005 1               231,733
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  NYS DA (Park Ridge Hsg.)                      6.375             08/01/2020 7      08/01/2010 1             2,165,680


                    26 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                                  COUPON            MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,570,000  NYS DA (Park Ridge Hsg.)                         6.500%         08/01/2025 7      08/01/2010 1         $   1,727,644
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  NYS DA (Personal Income Tax)                     5.375          03/15/2022        03/15/2013 1             2,106,380
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYS DA (Pratt Institute)                         6.000          07/01/2024        07/01/2010 1               108,043
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYS DA (Resurrection Rest Home
             Castleton on Hudson, NY)                         6.050          08/01/2035 7      08/01/2005 1                52,667
---------------------------------------------------------------------------------------------------------------------------------
     35,000  NYS DA (Rochester General Hospital)              5.700          08/01/2033        08/01/2004 1                35,779
---------------------------------------------------------------------------------------------------------------------------------
  5,100,000  NYS DA
             (Ryan-Clinton Community Health Center)           6.100          07/01/2019 7      01/01/2010 1             5,568,945
---------------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYS DA (School District Financing)               5.750          10/01/2022 7      10/01/2012 1             5,458,550
---------------------------------------------------------------------------------------------------------------------------------
    315,000  NYS DA (Service Contract)                        5.250          04/01/2017        04/01/2008 1               326,324
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (Service Contract)                        5.250          07/01/2019        07/01/2007 1                25,694
---------------------------------------------------------------------------------------------------------------------------------
    300,000  NYS DA (Special Act School Districts)            5.875          07/01/2013        07/01/2005 1               317,787
---------------------------------------------------------------------------------------------------------------------------------
     35,000  NYS DA (St Agnes Hospital)                       5.300          02/15/2019        02/15/2008 1                36,777
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (St John's University)                    5.250          07/01/2018        07/01/2008 1                21,181
---------------------------------------------------------------------------------------------------------------------------------
     95,000  NYS DA (St John's University)                    5.250          07/01/2025        07/01/2008 1                96,933
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYS DA (St. Barnabas Hospital)                   5.450          08/01/2035        08/01/2007 1               102,683
---------------------------------------------------------------------------------------------------------------------------------
     40,000  NYS DA (St. Charles Hospital
             and Rehabilitation Center)                       5.500          07/01/2022        07/01/2009 1                41,955
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYS DA (St. Francis Hospital)                    5.500          07/01/2029        07/01/2011 1               102,449
---------------------------------------------------------------------------------------------------------------------------------
  5,000,000  NYS DA (St. Joseph's Hospital Health Center)     5.250          07/01/2018 7      07/01/2009 1             5,174,250
---------------------------------------------------------------------------------------------------------------------------------
  2,005,000  NYS DA (St. Vincent DePaul Residence)            5.300          07/01/2018 7      07/01/2010 1             2,069,080
---------------------------------------------------------------------------------------------------------------------------------
    175,000  NYS DA
             (St. Vincent's Hospital & Medical Center)        5.750          08/01/2015 7      08/01/2007 1               183,944
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA
             (St. Vincent's Hospital & Medical Center)        5.800          08/01/2025        08/01/2005 1                26,322
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYS DA (St. Vincent's Hospital &
             Medical Center)                                  5.800          08/01/2025        08/01/2005 1                52,498
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYS DA
             (St. Vincent's Hospital & Medical Center)        7.375          08/01/2011        08/01/2004 1                15,066
---------------------------------------------------------------------------------------------------------------------------------
  2,440,000  NYS DA
             (St. Vincent's Hospital & Medical Center)        7.400          08/01/2030 7      08/01/2004 1             2,534,916
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYS DA (State University Athletic Facilities)    5.250          07/01/2018        07/01/2008 1                31,771
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYS DA
             (State University Educational Facilities)        0.000 8        05/15/2007        05/15/2007                  45,653
---------------------------------------------------------------------------------------------------------------------------------
  3,265,000  NYS DA
             (State University Educational Facilities)        5.125          05/15/2021        05/15/2009 1             3,316,848
---------------------------------------------------------------------------------------------------------------------------------
  9,700,000  NYS DA
             (State University Educational Facilities)        5.375          05/15/2011        05/15/2008 1            10,353,683
---------------------------------------------------------------------------------------------------------------------------------
  3,750,000  NYS DA
             (State University Educational Facilities)        6.000          05/15/2016        05/15/2010 1             4,222,200
---------------------------------------------------------------------------------------------------------------------------------
  2,325,000  NYS DA
             (State University Educational Facilities)        6.000          05/15/2017        11/15/2004 1             2,372,663
---------------------------------------------------------------------------------------------------------------------------------
    515,000  NYS DA
             (State University Educational Facilities)        6.000          05/15/2017        11/15/2004 1               528,982


                    27 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                                   COUPON           MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   300,000  NYS DA
             (State University Educational Facilities)         6.000%        05/15/2017        05/15/2005 1         $     306,150
---------------------------------------------------------------------------------------------------------------------------------
    155,000  NYS DA (Suffolk County Judicial Facilities)       9.250         04/15/2006 7      10/15/2004 1               172,467
---------------------------------------------------------------------------------------------------------------------------------
  3,500,000  NYS DA (Teresian House)                           5.250         07/01/2017 7      07/01/2009 1             3,582,600
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS DA (The Highlands Living)                     6.600         02/01/2034        08/01/2004 1                10,237
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYS DA (United Cerebral Palsy
             Association of Nassau County)                     6.000         07/01/2007        01/01/2005 1                50,181
---------------------------------------------------------------------------------------------------------------------------------
     45,000  NYS DA (United Cerebral Palsy
             Association of Nassau County)                     6.200         07/01/2012        01/01/2005 1                45,932
---------------------------------------------------------------------------------------------------------------------------------
  1,250,000  NYS DA (United Cerebral Palsy of NYC)             5.750         07/01/2018 7      07/01/2012 1             1,376,513
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (United Health Services)                   5.500         08/01/2017        02/01/2008 1                20,716
---------------------------------------------------------------------------------------------------------------------------------
  1,905,000  NYS DA (Upstate Community Colleges)               5.125         07/01/2021        07/01/2014 1             1,939,328
---------------------------------------------------------------------------------------------------------------------------------
  1,165,000  NYS DA (Upstate Community Colleges)               5.125         07/01/2022        07/01/2014 1             1,179,551
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS DA (Upstate Community Colleges)               5.250         07/01/2023        07/01/2006 1                10,076
---------------------------------------------------------------------------------------------------------------------------------
    635,000  NYS DA (Upstate Community Colleges)               5.625         07/01/2014 7      01/01/2005 1               649,611
---------------------------------------------------------------------------------------------------------------------------------
  2,565,000  NYS DA (Upstate Community Colleges)               5.700         07/01/2021        01/01/2005 1             2,622,713
---------------------------------------------------------------------------------------------------------------------------------
    160,000  NYS DA (Upstate Community Colleges)               5.700         07/01/2021        01/01/2005 1               163,610
---------------------------------------------------------------------------------------------------------------------------------
     35,000  NYS DA (Upstate Community Colleges)               5.875         07/01/2016 7      07/01/2007 1                37,810
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS DA (W.K. Nursing Home)                        6.125         02/01/2036        08/01/2006 1                27,117
---------------------------------------------------------------------------------------------------------------------------------
    680,000  NYS DA (Wesley Gardens)                           6.125         08/01/2035        08/01/2006 1               723,840
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (WHELC)                                    5.800         02/01/2028        08/01/2005 1                20,212
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS DA (Wyckoff Heights Medical Center)           5.300         08/15/2021        02/15/2008 1                20,741
---------------------------------------------------------------------------------------------------------------------------------
  2,230,000  NYS DA Service Contract (CCFDP)                   5.375         04/01/2020        04/01/2012 1             2,333,316
---------------------------------------------------------------------------------------------------------------------------------
  2,350,000  NYS DA Service Contract (CCFDP)                   5.375         04/01/2021        04/01/2012 1             2,446,468
---------------------------------------------------------------------------------------------------------------------------------
    175,000  NYS DA, Series B                                  5.625         02/15/2021        02/15/2007 1               185,994
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYS EFC
             (Clean Water & Drinking Revolving Funds)          5.000         06/15/2019        06/15/2008 1                15,334
---------------------------------------------------------------------------------------------------------------------------------
    175,000  NYS EFC (Consolidated Water Company)              7.150         11/01/2014 7      11/01/2004 1               175,541
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS EFC
             (NYC Municipal Water Finance Authority)           5.875         06/15/2014        12/15/2004 1                10,235
---------------------------------------------------------------------------------------------------------------------------------
    135,000  NYS EFC (NYS Water Services)                      6.500         03/15/2007        09/15/2004 1               140,171
---------------------------------------------------------------------------------------------------------------------------------
     85,000  NYS EFC (NYS Water Services)                      6.600         06/15/2005        12/15/2004 1                85,348
---------------------------------------------------------------------------------------------------------------------------------
    285,000  NYS EFC (NYS Water Services)                      6.700         09/15/2004        09/15/2004                 286,254
---------------------------------------------------------------------------------------------------------------------------------
  2,670,000  NYS EFC (NYS Water Services)                      6.875         06/15/2010 7      12/15/2004 1             2,848,223
---------------------------------------------------------------------------------------------------------------------------------
  1,705,000  NYS EFC (NYS Water Services)                      6.875         06/15/2014 7      11/15/2004 1             1,737,924
---------------------------------------------------------------------------------------------------------------------------------
    285,000  NYS EFC (NYS Water Services)                      6.900         05/15/2015        11/15/2004 6               296,602
---------------------------------------------------------------------------------------------------------------------------------
    150,000  NYS EFC (NYS Water Services)                      6.900         05/15/2015        11/15/2004 1               155,639
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYS EFC (NYS Water Services)                      6.900         11/15/2015 7      11/15/2004 1                31,128
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYS EFC (NYS Water Services)                      7.200         03/15/2011 7      09/15/2004 1                15,069
---------------------------------------------------------------------------------------------------------------------------------
    640,000  NYS EFC (NYS Water Services)                      7.250         06/15/2010 7      12/15/2004 1               643,014
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS EFC (NYS Water Services)                      7.500         03/15/2011 7      09/15/2004 1                20,097
---------------------------------------------------------------------------------------------------------------------------------
  1,450,000  NYS EFC (NYS Water Services)                      7.500         06/15/2012 7      12/15/2004 1             1,499,953


                    28 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    45,000  NYS EFC (NYS Water Services)                  7.500%            06/15/2012 7      12/15/2004 1         $      46,949
---------------------------------------------------------------------------------------------------------------------------------
    525,000  NYS EFC (Occidental Petroleum)                6.100             11/01/2030        11/01/2007 1               541,800
---------------------------------------------------------------------------------------------------------------------------------
  1,425,000  NYS EFC (Personal Income Tax)                 5.250             01/01/2022        01/01/2013 1             1,487,030
---------------------------------------------------------------------------------------------------------------------------------
  8,200,000  NYS EFC (Pilgrim State Sewage Treatment)      6.300             03/15/2016        09/15/2004 1             8,610,410
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS EFC (Riverbank State Park)                5.125             04/01/2022        04/01/2007 1                10,096
---------------------------------------------------------------------------------------------------------------------------------
     85,000  NYS EFC (Spring Valley Water Company)         5.650             11/01/2023        11/01/2005 1                86,099
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  NYS EFC (Spring Valley Water Company)         6.300             08/01/2024        08/01/2004 1             2,098,200
---------------------------------------------------------------------------------------------------------------------------------
  4,250,000  NYS EFC (Waste Management) 10                 4.450             07/01/2017        07/01/2009 3             4,262,665
---------------------------------------------------------------------------------------------------------------------------------
  4,070,000  NYS ERDA (Brooklyn Union Gas)                 5.500             01/01/2021        01/01/2008 1             4,263,529
---------------------------------------------------------------------------------------------------------------------------------
  4,775,000  NYS ERDA (Brooklyn Union Gas)                 5.600             06/01/2025        01/14/2005 1             4,849,013
---------------------------------------------------------------------------------------------------------------------------------
 27,720,000  NYS ERDA (Brooklyn Union Gas)                 6.750             02/01/2024        08/01/2004 1            28,627,830
---------------------------------------------------------------------------------------------------------------------------------
 12,305,000  NYS ERDA (Brooklyn Union Gas)                 6.750             02/01/2024        11/13/2004 1            12,475,547
---------------------------------------------------------------------------------------------------------------------------------
130,640,000  NYS ERDA (Con Ed)                             4.700             06/01/2036        10/03/2005 1           131,137,738
---------------------------------------------------------------------------------------------------------------------------------
  4,340,000  NYS ERDA (Con Ed)                             6.100             08/15/2020        07/01/2005 1             4,567,069
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYS ERDA (Con Ed)                             6.100             08/15/2020        07/01/2005 1                15,857
---------------------------------------------------------------------------------------------------------------------------------
    255,000  NYS ERDA (Con Ed)                             6.100             08/15/2020        07/01/2005 1               269,522
---------------------------------------------------------------------------------------------------------------------------------
 35,825,000  NYS ERDA (Con Ed)                             7.125             12/01/2029        12/01/2004 1            37,228,624
---------------------------------------------------------------------------------------------------------------------------------
     70,000  NYS ERDA (Corning Natural Gas)                8.250             12/01/2018        12/01/2004 1                72,135
---------------------------------------------------------------------------------------------------------------------------------
    550,000  NYS ERDA (LILCO)                              5.150             03/01/2016        09/01/2004 1               562,128
---------------------------------------------------------------------------------------------------------------------------------
    320,000  NYS ERDA (LILCO)                              5.150             03/01/2016        09/01/2004 1               327,056
---------------------------------------------------------------------------------------------------------------------------------
     35,000  NYS ERDA (LILCO)                              5.150             03/01/2016        03/01/2005 1                35,782
---------------------------------------------------------------------------------------------------------------------------------
 15,065,000  NYS ERDA (NYSEG)                              5.700             12/01/2028        12/01/2004 1            15,398,840
---------------------------------------------------------------------------------------------------------------------------------
     75,000  NYS ERDA (NYSEG)                              5.950             12/01/2027        12/01/2004 1                76,058
---------------------------------------------------------------------------------------------------------------------------------
  1,280,000  NYS ERDA (NYSEG)                              6.050             04/01/2034        10/01/2004 1             1,309,402
---------------------------------------------------------------------------------------------------------------------------------
  4,595,000  NYS ERDA (NYSEG)                              6.150             07/01/2026        07/01/2005 1             4,842,854
---------------------------------------------------------------------------------------------------------------------------------
  2,340,000  NYS ERDA (RG&E)                               6.350             05/15/2032        11/15/2004 1             2,419,092
---------------------------------------------------------------------------------------------------------------------------------
 10,325,000  NYS ERDA (RG&E)                               6.500             05/15/2032        11/15/2004 1            10,671,404
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS GO                                        5.000             09/15/2017        09/15/2008 1                 5,221
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS GO                                        5.300             07/15/2015        07/15/2006 1                26,292
---------------------------------------------------------------------------------------------------------------------------------
     40,000  NYS GO                                        5.300             07/15/2017        07/15/2006 1                42,066
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS GO                                        5.500             07/15/2024        07/15/2006 1                25,749
---------------------------------------------------------------------------------------------------------------------------------
    120,000  NYS GO                                        5.625             10/01/2020        10/01/2005 1               125,305
---------------------------------------------------------------------------------------------------------------------------------
  2,545,000  NYS GO                                        5.875             08/01/2024 7      08/01/2006 1             2,664,513
---------------------------------------------------------------------------------------------------------------------------------
     40,000  NYS GO                                        6.600             12/01/2014        12/01/2004 1                40,807
---------------------------------------------------------------------------------------------------------------------------------
    400,000  NYS GO                                        9.875             11/15/2005        11/15/2005                 441,712
---------------------------------------------------------------------------------------------------------------------------------
     75,000  NYS HFA (Dominican Village)                   6.600             08/15/2027        08/15/2004 1                76,574
---------------------------------------------------------------------------------------------------------------------------------
  1,625,000  NYS HFA (Economic Devel. & Hsg.)              5.250             03/15/2016        03/15/2013 1             1,747,655
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS HFA (General Hsg.)                        6.600             11/01/2005        11/01/2004 1                10,116
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYS HFA (General Hsg.)                        6.600             11/01/2006        11/01/2004 1                30,348
---------------------------------------------------------------------------------------------------------------------------------
    485,000  NYS HFA (HELP-Bronx Hsg.)                     8.050             11/01/2005 7      11/01/2004 1               491,911
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS HFA (Hospital & Nursing Home)             5.500             11/01/2012        11/01/2004 6                 5,541


                    29 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    15,000  NYS HFA (Hospital & Nursing Home)             5.875%            11/01/2010        11/01/2004 6         $      16,807
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYS HFA (Hospital & Nursing Home)             5.900             11/01/2005        11/01/2004 6                31,559
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS HFA (Hospital & Nursing Home)             5.900             11/01/2010        11/01/2004 6                 5,642
---------------------------------------------------------------------------------------------------------------------------------
     35,000  NYS HFA (Hospital & Nursing Home)             6.000             11/01/2014        11/01/2004 1                40,252
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS HFA (Hospital & Nursing Home)             6.875             11/01/2004        11/01/2004                  10,178
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS HFA (Hospital & Nursing Home)             6.875             11/01/2005        11/01/2004 6                 5,328
---------------------------------------------------------------------------------------------------------------------------------
    185,000  NYS HFA (Hospital & Nursing Home)             6.875             11/01/2007        11/01/2004 6               200,932
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS HFA (Hospital & Nursing Home)             6.875             11/01/2009        11/01/2004 6                 5,849
---------------------------------------------------------------------------------------------------------------------------------
    575,000  NYS HFA (Hospital & Nursing Home)             7.000             11/01/2017        11/01/2004 6               672,152
---------------------------------------------------------------------------------------------------------------------------------
     70,000  NYS HFA (Meadow Manor)                        7.750             11/01/2019 7      11/01/2004 1                70,140
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYS HFA (Monroe County Health Facilities)     7.625             05/01/2005 7      11/01/2004 1                50,937
---------------------------------------------------------------------------------------------------------------------------------
    120,000  NYS HFA (Multifamily Hsg.)                    0.000 8           11/01/2008        11/01/2004 1                97,013
---------------------------------------------------------------------------------------------------------------------------------
    175,000  NYS HFA (Multifamily Hsg.)                    0.000 8           11/01/2009        11/01/2004 1               133,709
---------------------------------------------------------------------------------------------------------------------------------
     35,000  NYS HFA (Multifamily Hsg.)                    0.000 8           11/01/2010        11/01/2004 1                25,199
---------------------------------------------------------------------------------------------------------------------------------
    165,000  NYS HFA (Multifamily Hsg.)                    0.000 8           11/01/2011        11/01/2004 1               111,920
---------------------------------------------------------------------------------------------------------------------------------
     95,000  NYS HFA (Multifamily Hsg.)                    0.000 8           11/01/2012        11/01/2004 1                60,452
---------------------------------------------------------------------------------------------------------------------------------
    610,000  NYS HFA (Multifamily Hsg.)                    0.000 8           11/01/2013        11/01/2006 1               365,768
---------------------------------------------------------------------------------------------------------------------------------
  5,825,000  NYS HFA (Multifamily Hsg.)                    0.000 8           11/01/2014        11/01/2006 1             3,276,446
---------------------------------------------------------------------------------------------------------------------------------
 11,425,000  NYS HFA (Multifamily Hsg.)                    0.000 8           11/01/2015        11/01/2006 1             6,048,281
---------------------------------------------------------------------------------------------------------------------------------
    610,000  NYS HFA (Multifamily Hsg.)                    5.850             08/15/2013 7      02/15/2005 1               617,338
---------------------------------------------------------------------------------------------------------------------------------
     95,000  NYS HFA (Multifamily Hsg.)                    5.950             08/15/2024 7      02/15/2005 1                96,211
---------------------------------------------------------------------------------------------------------------------------------
    130,000  NYS HFA (Multifamily Hsg.)                    6.000             08/15/2027 7      02/15/2009 1               134,137
---------------------------------------------------------------------------------------------------------------------------------
     55,000  NYS HFA (Multifamily Hsg.)                    6.050             08/15/2032        02/15/2007 1                56,752
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  NYS HFA (Multifamily Hsg.)                    6.100             08/15/2016 7      08/15/2008 1             1,036,290
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYS HFA (Multifamily Hsg.)                    6.100             08/15/2028        08/15/2006 1                51,768
---------------------------------------------------------------------------------------------------------------------------------
    400,000  NYS HFA (Multifamily Hsg.)                    6.100             11/15/2036        11/15/2006 1               423,344
---------------------------------------------------------------------------------------------------------------------------------
     35,000  NYS HFA (Multifamily Hsg.)                    6.200             08/15/2012 7      08/15/2004 1                35,065
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS HFA (Multifamily Hsg.)                    6.250             08/15/2014 7      08/15/2004 1                 5,109
---------------------------------------------------------------------------------------------------------------------------------
    150,000  NYS HFA (Multifamily Hsg.)                    6.250             08/15/2023 7      08/15/2004 1               150,185
---------------------------------------------------------------------------------------------------------------------------------
    150,000  NYS HFA (Multifamily Hsg.)                    6.250             08/15/2025        08/15/2004 1               152,331
---------------------------------------------------------------------------------------------------------------------------------
    125,000  NYS HFA (Multifamily Hsg.)                    6.250             08/15/2027 7      08/15/2008 1               129,550
---------------------------------------------------------------------------------------------------------------------------------
     65,000  NYS HFA (Multifamily Hsg.)                    6.300             08/15/2026        08/15/2005 1                66,828
---------------------------------------------------------------------------------------------------------------------------------
    930,000  NYS HFA (Multifamily Hsg.)                    6.350             08/15/2023 7      08/15/2004 1               952,004
---------------------------------------------------------------------------------------------------------------------------------
    820,000  NYS HFA (Multifamily Hsg.)                    6.450             08/15/2014 7      08/15/2004 1               821,615
---------------------------------------------------------------------------------------------------------------------------------
  1,210,000  NYS HFA (Multifamily Hsg.)                    6.500             08/15/2024 7      08/15/2004 1             1,211,876
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS HFA (Multifamily Hsg.)                    6.500             08/15/2024        08/15/2004 1                25,040
---------------------------------------------------------------------------------------------------------------------------------
    725,000  NYS HFA (Multifamily Hsg.)                    6.625             08/15/2012        08/15/2004 6               732,562
---------------------------------------------------------------------------------------------------------------------------------
  1,620,000  NYS HFA (Multifamily Hsg.)                    6.700             08/15/2025 7      08/15/2004 1             1,632,944
---------------------------------------------------------------------------------------------------------------------------------
    350,000  NYS HFA (Multifamily Hsg.)                    6.850             11/01/2019 7      11/01/2004 1               358,946
---------------------------------------------------------------------------------------------------------------------------------
    380,000  NYS HFA (Multifamily Hsg.)                    6.900             08/15/2007 7      08/15/2004 1               381,463
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYS HFA (Multifamily Hsg.)                    6.950             08/15/2012 7      08/15/2004 1               100,240


                    30 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   100,000  NYS HFA (Multifamily Hsg.)                    7.000%            08/15/2012        08/15/2004 1         $     101,925
---------------------------------------------------------------------------------------------------------------------------------
    770,000  NYS HFA (Multifamily Hsg.)                    7.000             08/15/2022        08/15/2004 1               775,298
---------------------------------------------------------------------------------------------------------------------------------
    995,000  NYS HFA (Multifamily Hsg.)                    7.000             08/15/2023 7      08/15/2004 1               996,294
---------------------------------------------------------------------------------------------------------------------------------
    350,000  NYS HFA (Multifamily Hsg.)                    7.050             08/15/2024 7      08/15/2004 1               350,623
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS HFA (Multifamily Hsg.)                    7.300             11/01/2004        11/01/2004                   5,083
---------------------------------------------------------------------------------------------------------------------------------
    379,000  NYS HFA (Multifamily Hsg.)                    7.450             11/01/2028 7      11/01/2004 1               379,546
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYS HFA (Multifamily Hsg.)                    7.450             11/01/2028 7      11/01/2004 1               100,148
---------------------------------------------------------------------------------------------------------------------------------
    525,000  NYS HFA (Multifamily Hsg.)                    7.550             11/01/2029        11/01/2004 1               534,865
---------------------------------------------------------------------------------------------------------------------------------
  2,165,000  NYS HFA (Multifamily Hsg.)                    7.750             11/01/2020 7      11/01/2004 1             2,219,580
---------------------------------------------------------------------------------------------------------------------------------
     35,000  NYS HFA (Nonprofit Hsg.)                      6.200             11/01/2004        11/01/2004                  35,172
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS HFA (Nonprofit Hsg.)                      6.200             11/01/2005        11/01/2004 1                10,111
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS HFA (Nonprofit Hsg.)                      6.200             11/01/2006        11/01/2004 1                25,278
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS HFA (Nonprofit Hsg.)                      6.200             11/01/2007        11/01/2004 1                20,221
---------------------------------------------------------------------------------------------------------------------------------
     40,000  NYS HFA (Nonprofit Hsg.)                      6.200             11/01/2008        11/01/2004 1                40,443
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS HFA (Nonprofit Hsg.)                      6.200             11/01/2009        11/01/2004 1                10,111
---------------------------------------------------------------------------------------------------------------------------------
     65,000  NYS HFA (Nonprofit Hsg.)                      6.200             11/01/2011        11/01/2004 1                65,722
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYS HFA (Nonprofit Hsg.)                      6.200             11/01/2012        11/01/2004 1                50,554
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYS HFA (Nonprofit Hsg.)                      6.200             11/01/2013        11/01/2004 1                15,166
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS HFA (Nonprofit Hsg.)                      6.400             11/01/2004        11/01/2004                  25,115
---------------------------------------------------------------------------------------------------------------------------------
    130,000  NYS HFA (Nonprofit Hsg.)                      6.400             11/01/2005        11/01/2004 1               131,502
---------------------------------------------------------------------------------------------------------------------------------
    105,000  NYS HFA (Nonprofit Hsg.)                      6.400             11/01/2006        11/01/2004 1               106,156
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS HFA (Nonprofit Hsg.)                      6.400             11/01/2007        11/01/2004 1                 5,054
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYS HFA (Nonprofit Hsg.)                      6.400             11/01/2008        11/01/2004 1                30,340
---------------------------------------------------------------------------------------------------------------------------------
     70,000  NYS HFA (Nonprofit Hsg.)                      6.400             11/01/2009        11/01/2004 1                71,190
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS HFA (Nonprofit Hsg.)                      6.400             11/01/2011        11/01/2004 1                10,110
---------------------------------------------------------------------------------------------------------------------------------
    765,000  NYS HFA (Nonprofit Hsg.)                      6.400             11/01/2012        11/01/2004 1               773,851
---------------------------------------------------------------------------------------------------------------------------------
     55,000  NYS HFA (Nonprofit Hsg.)                      6.400             11/01/2013        11/01/2004 1                55,644
---------------------------------------------------------------------------------------------------------------------------------
     75,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2005        11/01/2004 1                75,872
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2005        11/01/2004 1                30,348
---------------------------------------------------------------------------------------------------------------------------------
     45,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2006        11/01/2004 1                45,523
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2006        11/01/2004 1                 5,058
---------------------------------------------------------------------------------------------------------------------------------
    180,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2007        11/01/2004 1               182,081
---------------------------------------------------------------------------------------------------------------------------------
     75,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2007        11/01/2004 1                75,867
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2008        11/01/2004 1                25,289
---------------------------------------------------------------------------------------------------------------------------------
     45,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2008        11/01/2004 1                45,284
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2009        11/01/2004 1                10,116
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2009        11/01/2004 1                20,231
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2010        11/01/2004 1                20,231
---------------------------------------------------------------------------------------------------------------------------------
     65,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2011        11/01/2004 1                65,752
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2011        11/01/2004 1                 5,058
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS HFA (Nonprofit Hsg.)                      6.600             11/01/2012        11/01/2004 1                25,280


                    31 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    25,000  NYS HFA (Nonprofit Hsg.)                      6.600%            11/01/2013        11/01/2004 1         $      25,283
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYS HFA (Nonprofit Hsg.)                      6.750             11/01/2004        11/01/2004 1               101,166
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYS HFA (Nonprofit Hsg.)                      6.750             11/01/2005        11/01/2004 1                15,176
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS HFA (Nonprofit Hsg.)                      6.750             11/01/2007        11/01/2004 1                25,292
---------------------------------------------------------------------------------------------------------------------------------
     15,000  NYS HFA (Nonprofit Hsg.)                      6.750             11/01/2008        11/01/2004 1                15,175
---------------------------------------------------------------------------------------------------------------------------------
     85,000  NYS HFA (Nonprofit Hsg.)                      6.750             11/01/2009        11/01/2004 1                85,993
---------------------------------------------------------------------------------------------------------------------------------
     45,000  NYS HFA (Nonprofit Hsg.)                      6.750             11/01/2010        11/01/2004 1                45,526
---------------------------------------------------------------------------------------------------------------------------------
  1,420,000  NYS HFA (Nonprofit Hsg.)                      6.750             11/01/2011        11/01/2004 1             1,458,212
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYS HFA (Nonprofit Hsg.)                      6.750             11/01/2012        11/01/2004 1                30,343
---------------------------------------------------------------------------------------------------------------------------------
     60,000  NYS HFA (Nonprofit Hsg.)                      6.750             11/01/2013        11/01/2004 1                61,191
---------------------------------------------------------------------------------------------------------------------------------
     11,000  NYS HFA (Nonprofit Hsg.)                      6.875             11/01/2010        11/01/2004 1                11,137
---------------------------------------------------------------------------------------------------------------------------------
  1,295,000  NYS HFA (Nonprofit Hsg.)                      8.400             11/01/2004        11/01/2004               1,308,131
---------------------------------------------------------------------------------------------------------------------------------
  1,405,000  NYS HFA (Nonprofit Hsg.)                      8.400             11/01/2005        11/01/2004 1             1,419,247
---------------------------------------------------------------------------------------------------------------------------------
  1,525,000  NYS HFA (Nonprofit Hsg.)                      8.400             11/01/2006        11/01/2004 1             1,540,464
---------------------------------------------------------------------------------------------------------------------------------
  1,650,000  NYS HFA (Nonprofit Hsg.)                      8.400             11/01/2007        11/01/2004 1             1,666,731
---------------------------------------------------------------------------------------------------------------------------------
  1,800,000  NYS HFA (Nonprofit Hsg.)                      8.400             11/01/2008        11/01/2004 1             1,844,550
---------------------------------------------------------------------------------------------------------------------------------
  1,435,000  NYS HFA (NYC Health Facilities)               6.000             05/01/2007        05/01/2007               1,537,258
---------------------------------------------------------------------------------------------------------------------------------
  4,165,000  NYS HFA (NYC Health Facilities)               6.000             05/01/2008        05/01/2006 1             4,434,309
---------------------------------------------------------------------------------------------------------------------------------
     85,000  NYS HFA (Phillips Village)                    6.900             08/15/2004        08/15/2004                  85,412
---------------------------------------------------------------------------------------------------------------------------------
  2,400,000  NYS HFA (Phillips Village)                    7.750             08/15/2017        02/15/2005 1             2,492,928
---------------------------------------------------------------------------------------------------------------------------------
    160,000  NYS HFA (Service Contract)                    5.500             09/15/2022 7      03/15/2010 1               164,966
---------------------------------------------------------------------------------------------------------------------------------
    550,000  NYS HFA (Service Contract)                    6.000             03/15/2026        09/15/2006 1               584,133
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS HFA (Service Contract)                    6.375             09/15/2015        09/15/2005 1                26,893
---------------------------------------------------------------------------------------------------------------------------------
  2,125,000  NYS HFA (Simeon Dewitt)                       8.000             11/01/2018 7      11/01/2004 1             2,188,219
---------------------------------------------------------------------------------------------------------------------------------
     60,000  NYS HFA, Series A                             5.800             11/01/2009        05/01/2006 1                62,323
---------------------------------------------------------------------------------------------------------------------------------
    135,000  NYS HFA, Series A                             5.875             11/01/2010        05/01/2006 1               139,541
---------------------------------------------------------------------------------------------------------------------------------
  2,240,000  NYS HFA, Series A                             6.100             11/01/2015 7      05/01/2008 1             2,327,875
---------------------------------------------------------------------------------------------------------------------------------
  4,740,000  NYS HFA, Series A                             6.125             11/01/2020 7      05/01/2006 1             4,928,415
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS LGAC                                      5.375             04/01/2016        04/01/2007 1                26,507
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYS LGAC                                      5.375             04/01/2019        04/01/2007                  31,927
---------------------------------------------------------------------------------------------------------------------------------
 11,415,000  NYS LGAC                                      5.400             04/01/2015        04/01/2007 1            12,159,144
---------------------------------------------------------------------------------------------------------------------------------
    445,000  NYS LGSC (SCSB) 9                             6.375             12/15/2009        08/10/2007 2               450,140
---------------------------------------------------------------------------------------------------------------------------------
     10,000  NYS Medcare (Adult Day Care)                  6.375             11/15/2020        11/15/2005 1                10,689
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS Medcare (Beth Israel Medical Center)      5.000             11/01/2013        11/01/2004 1                25,564
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS Medcare (Beth Israel Medical Center)      6.000             11/01/2012        11/01/2004 1                 5,169
---------------------------------------------------------------------------------------------------------------------------------
    150,000  NYS Medcare
             (Brookdale Family Care Centers)               6.375             11/15/2019        11/15/2005 1               161,247
---------------------------------------------------------------------------------------------------------------------------------
    100,000  NYS Medcare (Buffalo General Hospital)        5.850             08/15/2009        08/15/2004 1               102,557
---------------------------------------------------------------------------------------------------------------------------------
  8,185,000  NYS Medcare (Buffalo General Hospital)        6.000             08/15/2014 7      08/15/2004 1             8,395,846
---------------------------------------------------------------------------------------------------------------------------------
    420,000  NYS Medcare (Buffalo General Hospital)        6.125             08/15/2024        08/15/2004 1               430,886
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS Medcare (Central Suffolk Hospital)        5.875             11/01/2005        11/01/2004 1                 5,034


                    32 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 2,940,000  NYS Medcare (FHA Insured Mtg.)                6.050%            02/15/2015        08/15/2005 1         $   3,104,846
---------------------------------------------------------------------------------------------------------------------------------
     50,000  NYS Medcare (FHA Insured Mtg.)                6.150             02/15/2035        02/15/2005 1                51,999
---------------------------------------------------------------------------------------------------------------------------------
    250,000  NYS Medcare (FHA Insured Mtg.)                6.200             02/15/2035        08/15/2005 1               263,995
---------------------------------------------------------------------------------------------------------------------------------
    800,000  NYS Medcare (Healthcare)                      6.350             11/01/2014 7      11/01/2004 1               838,120
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS Medcare (Hospital & Nursing Home)         5.400             08/15/2033 7      08/15/2005 1                25,202
---------------------------------------------------------------------------------------------------------------------------------
     40,000  NYS Medcare (Hospital & Nursing Home)         5.500             02/15/2022        08/15/2004 1                40,632
---------------------------------------------------------------------------------------------------------------------------------
    120,000  NYS Medcare (Hospital & Nursing Home)         5.500             08/15/2028        08/15/2004 1               123,017
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS Medcare (Hospital & Nursing Home)         5.800             02/15/2007        08/15/2004 1                20,462
---------------------------------------------------------------------------------------------------------------------------------
    130,000  NYS Medcare (Hospital & Nursing Home)         6.100             02/15/2033 7      08/15/2004 1               132,067
---------------------------------------------------------------------------------------------------------------------------------
    810,000  NYS Medcare (Hospital & Nursing Home)         6.125             02/15/2014 7      02/15/2006 1               833,296
---------------------------------------------------------------------------------------------------------------------------------
     40,000  NYS Medcare (Hospital & Nursing Home)         6.125             02/15/2015 7      02/15/2006 1                41,650
---------------------------------------------------------------------------------------------------------------------------------
  2,090,000  NYS Medcare (Hospital & Nursing Home)         6.200             08/15/2013        08/15/2004 1             2,118,048
---------------------------------------------------------------------------------------------------------------------------------
  1,855,000  NYS Medcare (Hospital & Nursing Home)         6.200             02/15/2021        08/15/2004 1             1,897,684
---------------------------------------------------------------------------------------------------------------------------------
    135,000  NYS Medcare (Hospital & Nursing Home)         6.200             08/15/2022        08/15/2004 1               141,399
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS Medcare (Hospital & Nursing Home)         6.200             08/15/2022        08/15/2004 1                25,128
---------------------------------------------------------------------------------------------------------------------------------
  1,435,000  NYS Medcare (Hospital & Nursing Home)         6.200             02/15/2028 7      02/15/2005 1             1,495,514
---------------------------------------------------------------------------------------------------------------------------------
     75,000  NYS Medcare (Hospital & Nursing Home)         6.250             02/15/2015        08/15/2005 1                79,422
---------------------------------------------------------------------------------------------------------------------------------
    225,000  NYS Medcare (Hospital & Nursing Home)         6.250             02/15/2027        08/15/2004 1               230,186
---------------------------------------------------------------------------------------------------------------------------------
    235,000  NYS Medcare (Hospital & Nursing Home)         7.000             08/15/2032        08/15/2004 1               236,410
---------------------------------------------------------------------------------------------------------------------------------
     30,000  NYS Medcare (Hospital & Nursing Home)         7.300             08/15/2011        08/15/2004 1                30,131
---------------------------------------------------------------------------------------------------------------------------------
    760,000  NYS Medcare (Hospital & Nursing Home)         7.400             11/01/2016 7      11/01/2004 1               787,816
---------------------------------------------------------------------------------------------------------------------------------
  1,540,000  NYS Medcare (Hospital & Nursing Home)         7.450             08/15/2031        08/15/2004 1             1,580,502
---------------------------------------------------------------------------------------------------------------------------------
  1,155,000  NYS Medcare (Hospital & Nursing Home)         9.375             11/01/2016 7      11/01/2004 1             1,210,036
---------------------------------------------------------------------------------------------------------------------------------
    335,000  NYS Medcare (Hospital & Nursing Home)        10.000             11/01/2006 7      11/01/2004 1               351,348
---------------------------------------------------------------------------------------------------------------------------------
    135,000  NYS Medcare (Insured Mtg. Nursing)            6.150             02/15/2025        02/15/2005 1               140,404
---------------------------------------------------------------------------------------------------------------------------------
     95,000  NYS Medcare (Long Term Health Care)           6.100             11/01/2004        11/01/2004                  95,368
---------------------------------------------------------------------------------------------------------------------------------
    240,000  NYS Medcare (Long Term Health Care)           6.400             11/01/2014 7      11/01/2004 1               240,907
---------------------------------------------------------------------------------------------------------------------------------
  1,915,000  NYS Medcare (Long Term Health Care)           6.450             11/01/2014 7      11/01/2004 1             1,966,322
---------------------------------------------------------------------------------------------------------------------------------
     45,000  NYS Medcare (Long Term Health Care)           6.700             11/01/2007        11/01/2004 1                45,182
---------------------------------------------------------------------------------------------------------------------------------
  1,150,000  NYS Medcare (Long Term Health Care)           6.800             11/01/2014 7      11/01/2004 1             1,154,738
---------------------------------------------------------------------------------------------------------------------------------
    130,000  NYS Medcare (Long Term Health Care)           7.100             11/01/2012 7      11/01/2004 1               130,568
---------------------------------------------------------------------------------------------------------------------------------
    125,000  NYS Medcare (Long Term Health Care)           7.300             11/01/2005 7      11/01/2004 1               125,565
---------------------------------------------------------------------------------------------------------------------------------
    115,000  NYS Medcare (Long Term Health Care)           7.375             11/01/2011 7      11/01/2004 1               118,324
---------------------------------------------------------------------------------------------------------------------------------
    555,000  NYS Medcare (Mental Health)                   5.500             08/15/2024 7      08/15/2004 1               567,288
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS Medcare (Mental Health)                   6.375             08/15/2014        08/15/2004 1                 5,131
---------------------------------------------------------------------------------------------------------------------------------
      5,000  NYS Medcare (Mental Health)                   6.500             08/15/2024        08/15/2004 6                 5,132
---------------------------------------------------------------------------------------------------------------------------------
     85,000  NYS Medcare (Montefiore Medical Center)       5.700             02/15/2012        02/15/2007 1                88,668
---------------------------------------------------------------------------------------------------------------------------------
     20,000  NYS Medcare (Montefiore Medical Center)       5.750             02/15/2015        02/15/2005 1                20,789
---------------------------------------------------------------------------------------------------------------------------------
  6,170,000  NYS Medcare (Montefiore Medical Center)       5.750             02/15/2025 7      12/15/2005 1             6,398,475
---------------------------------------------------------------------------------------------------------------------------------
    170,000  NYS Medcare (Montefiore Medical Center)       6.000             02/15/2035        02/15/2005 1               176,960
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS Medcare (NY & Presbyterian Hospital)      5.250             08/15/2014        08/15/2004 1                25,569


                    33 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
      AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    610,000  NYS Medcare (NY & Presbyterian Hospital)      5.375%            02/15/2025        08/15/2004 1         $     614,673
----------------------------------------------------------------------------------------------------------------------------------
     260,000  NYS Medcare (NY & Presbyterian Hospital)      5.500             08/15/2024 7      08/15/2004 1               265,756
----------------------------------------------------------------------------------------------------------------------------------
     375,000  NYS Medcare
              (Our Lady of Mercy Medical Center)            6.250             08/15/2015 7      02/15/2005 1               385,823
----------------------------------------------------------------------------------------------------------------------------------
   6,525,000  NYS Medcare (Presbyterian Hospital)           5.250             08/15/2014        08/15/2004 1             6,580,136
----------------------------------------------------------------------------------------------------------------------------------
   1,345,000  NYS Medcare (Presbyterian Hospital)           5.375             02/15/2025        08/15/2004 1             1,373,218
----------------------------------------------------------------------------------------------------------------------------------
  10,320,000  NYS Medcare (Secured Hospital)                6.125             08/15/2013 7      08/15/2004 1            10,560,043
----------------------------------------------------------------------------------------------------------------------------------
     195,000  NYS Medcare (Secured Hospital)                6.250             02/15/2024 7      08/15/2004 1               199,510
----------------------------------------------------------------------------------------------------------------------------------
  12,450,000  NYS Medcare (St. Luke's Hospital)             5.600             08/15/2013 7      08/15/2005 1            12,869,565
----------------------------------------------------------------------------------------------------------------------------------
     470,000  NYS Medcare (St. Luke's Hospital)             5.625             08/15/2018 7      08/15/2005 1               477,567
----------------------------------------------------------------------------------------------------------------------------------
     815,000  NYS Medcare (St. Luke's Hospital)             5.625             08/15/2018        08/15/2004 1               840,102
----------------------------------------------------------------------------------------------------------------------------------
     140,000  NYS Medcare (St. Luke's Hospital)             5.700             02/15/2029 7      08/15/2004 1               143,147
----------------------------------------------------------------------------------------------------------------------------------
      65,000  NYS Medcare (St. Luke's Hospital)             5.700             02/15/2029        08/15/2004 1                66,448
----------------------------------------------------------------------------------------------------------------------------------
     110,000  NYS Medcare (St. Luke's Hospital)             5.700             02/15/2029        08/15/2004 1               112,450
----------------------------------------------------------------------------------------------------------------------------------
   2,930,000  NYS Medcare (St. Luke's Hospital)             7.500             11/01/2011 7      11/01/2004 1             3,058,334
----------------------------------------------------------------------------------------------------------------------------------
     200,000  NYS Medcare (St. Peter's Hospital)            5.375             11/01/2020        11/01/2004 1               204,386
----------------------------------------------------------------------------------------------------------------------------------
   1,655,000  NYS Muni Bond Bank Agency
              (Special Program-City of Buffalo)             6.875             03/15/2006 7      09/15/2004 1             1,710,112
----------------------------------------------------------------------------------------------------------------------------------
   2,930,000  NYS Municipal Bond Bank Agency
              (Special School Purpose)                      5.500             06/01/2015        06/01/2013 1             3,150,981
----------------------------------------------------------------------------------------------------------------------------------
      40,000  NYS Power Authority, Series A                 5.000             11/15/2018        12/15/2005 1                41,130
----------------------------------------------------------------------------------------------------------------------------------
      50,000  NYS Power Authority, Series A                 5.000             11/15/2019        12/15/2005 1                50,985
----------------------------------------------------------------------------------------------------------------------------------
      10,000  NYS Power Authority, Series F                 5.500             01/01/2010        01/01/2005 6                10,725
----------------------------------------------------------------------------------------------------------------------------------
   1,015,000  NYS Thruway Authority Service
              Contract (Highway & Bridge)                   6.000             04/01/2011        04/01/2007 1             1,119,372
----------------------------------------------------------------------------------------------------------------------------------
     385,000  NYS Thruway Authority, Series A               0.000 8           01/01/2006        01/01/2006                 369,927
----------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS Thruway Authority, Series A               5.000             04/01/2023        04/01/2014 1             1,016,530
----------------------------------------------------------------------------------------------------------------------------------
     445,000  NYS Thruway Authority, Series B               5.000             01/01/2020 7      01/01/2005 1               451,857
----------------------------------------------------------------------------------------------------------------------------------
      10,000  NYS Thurway Authority, Series B               5.125             04/01/2015 7      04/01/2005 1                10,376
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NYS Thurway Authority, Series C               5.250             04/01/2015        04/01/2008 1                21,301
----------------------------------------------------------------------------------------------------------------------------------
     500,000  NYS Thruway Authority, Series D               5.500             01/01/2017        01/01/2007 1               530,720
----------------------------------------------------------------------------------------------------------------------------------
     675,000  NYS Thruway Authority, Series E               5.250             01/01/2015        01/01/2008 1               715,358
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NYS UDC (Cornell Center)                      6.000             01/01/2014        01/01/2005 1                20,526
----------------------------------------------------------------------------------------------------------------------------------
      30,000  NYS UDC (Correctional Facilities)             0.000 8           01/01/2007        01/01/2007                  27,767
----------------------------------------------------------------------------------------------------------------------------------
      75,000  NYS UDC (Correctional Facilities)             5.000             01/01/2020 7      01/01/2008 1                76,298
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYS UDC (Correctional Facilities)             5.875             01/01/2019        01/01/2009 6             5,634,850
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYS UDC (Personal Income Tax)                 5.500             03/15/2021        03/15/2013 1             5,369,650
----------------------------------------------------------------------------------------------------------------------------------
   1,045,000  NYS UDC (Senior Lien)                         5.375             07/01/2022        07/01/2006 1             1,110,898
----------------------------------------------------------------------------------------------------------------------------------
  14,900,000  NYS UDC (Senior Lien)                         5.500             07/01/2016 7      07/01/2006 1            15,982,932
----------------------------------------------------------------------------------------------------------------------------------
      65,000  NYS UDC (South Mall) CAB                      0.000 8           01/01/2005        01/01/2005                  64,448
----------------------------------------------------------------------------------------------------------------------------------
      20,000  NYS UDC (South Mall) CAB                      0.000 8           01/01/2005        01/01/2005                  19,842
----------------------------------------------------------------------------------------------------------------------------------
 106,185,000  NYS UDC (South Mall) CAB                      0.000 8           01/01/2011        04/08/2008 2            74,390,025


                    34 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,020,000  NYS UDC (South Mall) CAB                      0.000% 8          01/01/2011        04/08/2008 2               717,254
---------------------------------------------------------------------------------------------------------------------------------
    895,000  NYS UDC (South Mall) CAB                      0.000  8          01/01/2011        04/08/2008 2               627,010
---------------------------------------------------------------------------------------------------------------------------------
  4,155,000  NYS UDC (Subordinated Lien)                   5.500             07/01/2016        07/01/2008 1             4,413,940
---------------------------------------------------------------------------------------------------------------------------------
  6,100,000  NYS UDC (Subordinated Lien)                   5.500             07/01/2022 7      07/01/2008 1             6,317,770
---------------------------------------------------------------------------------------------------------------------------------
  5,395,000  NYS UDC (Subordinated Lien)                   5.500             07/01/2026        07/01/2006 1             5,559,548
---------------------------------------------------------------------------------------------------------------------------------
  6,630,000  NYS UDC (Subordinated Lien)                   5.600             07/01/2026 7      07/01/2008 1             6,753,915
---------------------------------------------------------------------------------------------------------------------------------
     25,000  NYS UDC (Syracuse University
             Science & Technology Center)                  5.500             01/01/2014        01/01/2005 1                25,323
---------------------------------------------------------------------------------------------------------------------------------
    680,000  NYS UDC (Syracuse University)                 5.500             01/01/2014        01/01/2005 1               688,942
---------------------------------------------------------------------------------------------------------------------------------
    155,000  NYS UDC, Series A                             5.500             04/01/2016 7      04/01/2006 1               165,498
---------------------------------------------------------------------------------------------------------------------------------
     40,000  NYS UDC, Series A                             5.500             04/01/2019        04/01/2006 1                42,709
---------------------------------------------------------------------------------------------------------------------------------
  1,120,000  Oneida County IDA (Bonide Products)           5.750             11/01/2007        03/01/2006 2             1,106,952
---------------------------------------------------------------------------------------------------------------------------------
  2,285,000  Oneida County IDA (Faxton Hospital)           6.625             01/01/2015 7      01/01/2010 1             2,562,742
---------------------------------------------------------------------------------------------------------------------------------
    600,000  Oneida County IDA (Presbyterian Home)         6.100             06/01/2020        06/01/2010 1               641,562
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Oneida County IDA (Presbyterian Home)         6.250             06/01/2015        06/01/2010 1             1,089,810
---------------------------------------------------------------------------------------------------------------------------------
  3,895,000  Oneida Healthcare Corp.                       5.500             02/01/2016 7      02/01/2011 1             4,115,262
---------------------------------------------------------------------------------------------------------------------------------
    155,000  Oneida-Herkimer SWMA                          6.750             04/01/2014 7      04/01/2005 1               156,245
---------------------------------------------------------------------------------------------------------------------------------
    190,000  Onondaga County IDA (Coltec Industries)       7.250             06/01/2008 7      12/01/2004 1               194,247
---------------------------------------------------------------------------------------------------------------------------------
    365,000  Onondaga County IDA (Coltec Industries)       9.875             10/01/2010        10/01/2004 1               383,944
---------------------------------------------------------------------------------------------------------------------------------
  2,605,000  Onondaga County IDA (Le Moyne College)        5.000             12/01/2012        07/22/2010 5             2,695,915
---------------------------------------------------------------------------------------------------------------------------------
    920,000  Onondaga County IDA (Le Moyne College)        5.500             03/01/2014        03/01/2009 1               953,884
---------------------------------------------------------------------------------------------------------------------------------
 11,460,000  Onondaga County Res Rec                       5.000             05/01/2006        05/19/2005 2            11,329,012
---------------------------------------------------------------------------------------------------------------------------------
 26,615,000  Onondaga County Res Rec                       5.000             05/01/2010        08/24/2008 2            25,087,299
---------------------------------------------------------------------------------------------------------------------------------
    140,000  Orange County IDA
             (Adult Homes at Erie Station)                 6.000             08/01/2011        05/15/2008 2               141,268
---------------------------------------------------------------------------------------------------------------------------------
    210,000  Orange County IDA (Glen Arden)                5.350             01/01/2007        01/01/2007                 213,883
---------------------------------------------------------------------------------------------------------------------------------
    230,000  Orange County IDA (Glen Arden)                5.400             01/01/2008        01/01/2008                 234,773
---------------------------------------------------------------------------------------------------------------------------------
    295,000  Orange County IDA
             (Kingston Manufacturing) 9,11,12              7.250             11/01/2003        11/01/2004                 147,131
---------------------------------------------------------------------------------------------------------------------------------
     40,000  Orange County IDA (Mental Health)             6.000             05/01/2008        05/01/2006 1                42,454
---------------------------------------------------------------------------------------------------------------------------------
     60,000  Orange County IDA (Mental Health)             6.125             05/01/2016 7      05/01/2008 1                62,482
---------------------------------------------------------------------------------------------------------------------------------
  5,065,000  Orange County IDA (St. Luke's Cornwall
             Hospital Obligated Group)                     6.000             12/01/2016 7      12/01/2011 1             5,545,719
---------------------------------------------------------------------------------------------------------------------------------
  1,920,000  Orange County IDA (St. Luke's Cornwall
             Hospital Obligated Group)                     6.000             12/01/2016 7      12/01/2011 1             2,102,227
---------------------------------------------------------------------------------------------------------------------------------
    200,000  Oswego County IDA (Seneca Hill Manor)         5.650             08/01/2037        08/01/2007 1               204,854
---------------------------------------------------------------------------------------------------------------------------------
    575,000  Otsego County IDA
             (Mary Imogene Bassett Hospital)               5.350             11/01/2020        11/01/2008 1               595,752
---------------------------------------------------------------------------------------------------------------------------------
     50,000  Philadelphia, NY GO                           7.500             12/15/2009        12/15/2009                  59,658
---------------------------------------------------------------------------------------------------------------------------------
 21,985,000  Port Authority NY/NJ (Delta Air Lines)        6.950             06/01/2008         06/01/2008             21,539,804
---------------------------------------------------------------------------------------------------------------------------------
 53,100,000  Port Authority NY/NJ
             (JFK International Air Terminal)              5.750             12/01/2022 7       12/01/2007 1           56,445,300


                    35 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 9,015,000  Port Authority NY/NJ
             (JFK International Air Terminal)              5.750%            12/01/2025        12/01/2007 1         $   9,407,874
---------------------------------------------------------------------------------------------------------------------------------
 28,990,000  Port Authority NY/NJ
             (JFK International Air Terminal)              5.900             12/01/2017 7      12/01/2007 1            31,523,436
---------------------------------------------------------------------------------------------------------------------------------
  5,955,000  Port Authority NY/NJ
             (JFK International Air Terminal)              6.250             12/01/2010        12/01/2010               6,648,222
---------------------------------------------------------------------------------------------------------------------------------
 14,275,000  Port Authority NY/NJ (KIAC)                   6.750             10/01/2011        10/01/2006 1            14,907,097
---------------------------------------------------------------------------------------------------------------------------------
 18,800,000  Port Authority NY/NJ (KIAC)                   6.750             10/01/2019 7      10/01/2008 1            19,014,884
---------------------------------------------------------------------------------------------------------------------------------
 12,100,000  Port Authority NY/NJ (KIAC)                   7.000             10/01/2007        04/25/2006 2            12,505,955
---------------------------------------------------------------------------------------------------------------------------------
  9,175,000  Port Authority NY/NJ RITES 9                 11.165 13          06/01/2012        06/01/2012              11,455,997
---------------------------------------------------------------------------------------------------------------------------------
    100,000  Port Authority NY/NJ, 94th Series             6.000             12/01/2014        12/01/2004 1               102,671
---------------------------------------------------------------------------------------------------------------------------------
    200,000  Port Authority NY/NJ, 94th Series             6.000             12/01/2015        12/01/2004 1               205,116
---------------------------------------------------------------------------------------------------------------------------------
     15,000  Port Authority NY/NJ, 94th Series             6.000             12/01/2016        12/01/2004 1                15,380
---------------------------------------------------------------------------------------------------------------------------------
    100,000  Port Authority NY/NJ, 94th Series             6.000             06/01/2017        12/01/2004 1               102,533
---------------------------------------------------------------------------------------------------------------------------------
    900,000  Port Authority NY/NJ, 95th Series             5.500             09/01/2012        03/01/2006 1               946,692
---------------------------------------------------------------------------------------------------------------------------------
    110,000  Port Authority NY/NJ, 95th Series             5.700             07/15/2007        07/15/2004 1               111,276
---------------------------------------------------------------------------------------------------------------------------------
     10,000  Port Authority NY/NJ, 95th Series             5.900             07/15/2010        07/15/2004 1                10,117
---------------------------------------------------------------------------------------------------------------------------------
      5,000  Port Authority NY/NJ, 95th Series             6.000             07/15/2014        07/15/2004 1                 5,059
---------------------------------------------------------------------------------------------------------------------------------
     10,000  Port Authority NY/NJ, 95th Series             6.000             07/15/2015        07/16/2006 1                10,117
---------------------------------------------------------------------------------------------------------------------------------
    165,000  Port Authority NY/NJ, 95th Series             6.125             07/15/2022        07/15/2004 1               166,942
---------------------------------------------------------------------------------------------------------------------------------
  3,530,000  Port Authority NY/NJ, 95th Series             6.125             07/15/2029 7      07/15/2004 1             3,571,548
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Port Authority NY/NJ, 96th Series             6.400             10/01/2016        10/01/2004 1                25,512
---------------------------------------------------------------------------------------------------------------------------------
  6,450,000  Port Authority NY/NJ, 96th Series             6.600             10/01/2023 7      10/01/2004 1             6,586,998
---------------------------------------------------------------------------------------------------------------------------------
    310,000  Port Authority NY/NJ, 97th Series             6.500             07/15/2019        01/15/2005 1               320,190
---------------------------------------------------------------------------------------------------------------------------------
  9,425,000  Port Authority NY/NJ, 98th Series             6.000             08/01/2011        02/01/2005 1             9,725,186
---------------------------------------------------------------------------------------------------------------------------------
 10,710,000  Port Authority NY/NJ, 98th Series             6.125             08/01/2013        02/01/2005 1            11,058,825
---------------------------------------------------------------------------------------------------------------------------------
 12,590,000  Port Authority NY/NJ, 98th Series             6.200             02/01/2015        02/01/2005 1            12,994,013
---------------------------------------------------------------------------------------------------------------------------------
    200,000  Port Authority NY/NJ, 99th Series             5.750             11/01/2014        05/01/2005 1               207,788
---------------------------------------------------------------------------------------------------------------------------------
  7,665,000  Port Authority NY/NJ, 99th Series             5.900             11/01/2011        05/01/2005 1             7,969,684
---------------------------------------------------------------------------------------------------------------------------------
     20,000  Port Authority NY/NJ, 100th Series            5.625             12/15/2010        06/15/2005 1                20,916
---------------------------------------------------------------------------------------------------------------------------------
     15,000  Port Authority NY/NJ, 100th Series            5.750             12/15/2015        06/15/2005 1                15,598
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Port Authority NY/NJ, 100th Series            5.750             12/15/2020        06/15/2005 1                25,970
---------------------------------------------------------------------------------------------------------------------------------
     15,000  Port Authority NY/NJ, 100th Series            5.750             12/15/2020        06/15/2005 1                15,573
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Port Authority NY/NJ, 100th Series            5.750             06/15/2030        06/15/2005 1                25,969
---------------------------------------------------------------------------------------------------------------------------------
 10,225,000  Port Authority NY/NJ, 100th Series            5.750             06/15/2030        06/15/2005 1            10,597,906
---------------------------------------------------------------------------------------------------------------------------------
     70,000  Port Authority NY/NJ, 100th Series            5.750             06/15/2030        06/15/2005 1                72,553
---------------------------------------------------------------------------------------------------------------------------------
    200,000  Port Authority NY/NJ, 101st Series            5.750             09/15/2015        09/15/2005 1               209,364
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Port Authority NY/NJ, 104th Series            5.200             07/15/2017        01/15/2006 1             1,045,080
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  Port Authority NY/NJ, 105th Series            6.250             09/01/2006        03/01/2006 1             2,144,340
---------------------------------------------------------------------------------------------------------------------------------
  3,425,000  Port Authority NY/NJ, 107th Series            5.250             10/15/2012        10/15/2006 1             3,533,162
---------------------------------------------------------------------------------------------------------------------------------
     50,000  Port Authority NY/NJ, 107th Series            5.375             10/15/2013        10/15/2006 1                51,727
---------------------------------------------------------------------------------------------------------------------------------
     10,000  Port Authority NY/NJ, 107th Series            5.375             10/15/2016        10/15/2006 1                10,266


                    36 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    35,000  Port Authority NY/NJ, 109th Series            5.375%            07/15/2027        01/15/2007 1         $      35,772
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Port Authority NY/NJ, 110th Series            5.375             07/01/2017        07/01/2007 1                25,979
---------------------------------------------------------------------------------------------------------------------------------
    225,000  Port Authority NY/NJ, 111th Series            5.000             10/01/2022 7      10/01/2007 1               226,949
---------------------------------------------------------------------------------------------------------------------------------
     30,000  Port Authority NY/NJ, 112th Series            5.000             06/01/2018 7      06/02/2007 1                30,157
---------------------------------------------------------------------------------------------------------------------------------
    100,000  Port Authority NY/NJ, 112th Series            5.250             12/01/2012        06/01/2005 1               103,628
---------------------------------------------------------------------------------------------------------------------------------
     50,000  Port Authority NY/NJ, 112th Series            5.250             12/01/2013        06/01/2005 1                51,814
---------------------------------------------------------------------------------------------------------------------------------
 10,000,000  Port Authority NY/NJ, 119th Series            5.250             09/15/2012        09/15/2006 1            10,491,000
---------------------------------------------------------------------------------------------------------------------------------
  7,250,000  Port Authority NY/NJ, 119th Series            5.500             09/15/2016        09/15/2006 1             7,667,600
---------------------------------------------------------------------------------------------------------------------------------
    235,000  Port Authority NY/NJ, 119th Series            5.500             09/15/2019        09/15/2006 1               246,750
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  Port Authority NY/NJ, 122th Series            5.500             07/15/2011        07/15/2008 1             2,116,500
---------------------------------------------------------------------------------------------------------------------------------
    500,000  Port Chester Community Devel. Corp.
             (Section 8), Series A                         5.500             08/01/2017 7      08/01/2004 1               525,240
---------------------------------------------------------------------------------------------------------------------------------
    400,000  Port Chester Community Devel. Corp.
             (Section 8), Series A                         5.600             02/01/2024        08/01/2004 1               418,404
---------------------------------------------------------------------------------------------------------------------------------
     30,000  Port Chester IDA (Nadel Industries)           6.750             02/01/2006        08/08/2005 2                31,296
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Port Chester IDA (Nadel Industries)           7.000             02/01/2016        02/01/2008 6                27,490
---------------------------------------------------------------------------------------------------------------------------------
  1,660,000  Poughkeepsie IDA
             (Eastman & Bixby Redevelopment Corp.)         5.900             08/01/2020        08/01/2010 1             1,743,066
---------------------------------------------------------------------------------------------------------------------------------
    750,000  Putnam County IDA (Brewster Plastics)         7.375             12/01/2008        01/18/2007 2               746,393
---------------------------------------------------------------------------------------------------------------------------------
  3,780,000  Rensselaer County Tobacco Asset
             Securitization Corp.                          5.200             06/01/2025        10/01/2009 2             3,296,538
---------------------------------------------------------------------------------------------------------------------------------
    125,000  Rensselaer Hsg. Authority (Renwyck)           7.650             01/01/2011        01/01/2005 1               127,716
---------------------------------------------------------------------------------------------------------------------------------
     60,000  Rensselaer Municipal Leasing Corp.
             (Rensselaer County Nursing Home)              6.900             06/01/2024        06/01/2006 1                60,800
---------------------------------------------------------------------------------------------------------------------------------
  1,700,000  Riverhead HDC (Riverpointe Apartments)        5.850             08/01/2010        11/06/2008 2             1,700,272
---------------------------------------------------------------------------------------------------------------------------------
    545,000  Rochester Hsg. Authority
             (Crossroads Apartments)                       7.300             07/01/2005        04/01/2005 2               544,608
---------------------------------------------------------------------------------------------------------------------------------
  6,000,000  Rochester Hsg. Authority
             (Crossroads Apartments)                       7.700             01/01/2017 7      07/24/2012 2             5,848,320
---------------------------------------------------------------------------------------------------------------------------------
    470,000  Rochester Hsg. Authority
             (Stonewood Village)                           5.900             09/01/2009        04/25/2007 2               460,389
---------------------------------------------------------------------------------------------------------------------------------
 11,200,000  Rockland County Tobacco Asset
             Securitization Corp.                          5.500             08/15/2025        06/12/2012 2             9,652,048
---------------------------------------------------------------------------------------------------------------------------------
    245,000  Rockland Gardens Hsg. Corp.                  10.500             05/01/2011        11/01/2004 1               247,117
---------------------------------------------------------------------------------------------------------------------------------
     80,000  Rome HDC, Series A                            6.250             01/01/2024        07/01/2008 1                84,721
---------------------------------------------------------------------------------------------------------------------------------
    270,000  Rome Hsg. Corp.                               7.000             01/01/2026 7      01/01/2005 1               270,316
---------------------------------------------------------------------------------------------------------------------------------
    225,000  Roxbury CSD GO                                6.400             06/15/2010        06/15/2005 1               234,709
---------------------------------------------------------------------------------------------------------------------------------
    235,000  Roxbury CSD GO                                6.400             06/15/2011        06/15/2005 1               244,518
---------------------------------------------------------------------------------------------------------------------------------
  1,725,000  Saratoga County IDA
             (Saratoga Hospital/Saratoga Care/
             Benedict Community Health Center)             5.750             12/01/2023        12/01/2005 1             1,799,727


                    37 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 6,540,000  Saratoga County IDA
             (Saratoga Hospital/Saratoga Care/
             Benedict Community Health Center)             5.750%            12/01/2033        12/01/2005 1         $   6,665,110
---------------------------------------------------------------------------------------------------------------------------------
    770,000  Saratoga County IDA (Saratoga Sheraton)       6.750             12/31/2007        02/18/2006 2               753,522
---------------------------------------------------------------------------------------------------------------------------------
  7,000,000  Schenectady Tax Anticipation Notes            6.250             12/30/2004        12/30/2004               6,980,610
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Scotia GO                                     6.100             01/15/2012        01/01/2005 1                25,798
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  SONYMA, Series 24                             5.875             10/01/2015        07/01/2010 1             1,028,980
---------------------------------------------------------------------------------------------------------------------------------
  8,745,000  SONYMA, Series 24                             6.050             04/01/2020 7      07/01/2010 1             8,957,154
---------------------------------------------------------------------------------------------------------------------------------
  3,600,000  SONYMA, Series 27                             5.800             10/01/2020 7      04/01/2010 1             3,745,692
---------------------------------------------------------------------------------------------------------------------------------
    130,000  SONYMA, Series 27                             5.875             04/01/2030 7      04/01/2010 1               136,205
---------------------------------------------------------------------------------------------------------------------------------
  8,125,000  SONYMA, Series 29                             5.400             10/01/2022 7      10/01/2010 1             8,304,481
---------------------------------------------------------------------------------------------------------------------------------
    140,000  SONYMA, Series 29-A                           6.100             10/01/2015        04/01/2006 1               145,466
---------------------------------------------------------------------------------------------------------------------------------
     45,000  SONYMA, Series 30                             5.800             10/01/2025        02/01/2006 1                45,418
---------------------------------------------------------------------------------------------------------------------------------
     65,000  SONYMA, Series 30-C                           5.850             10/01/2025 7      10/01/2005 1                65,029
---------------------------------------------------------------------------------------------------------------------------------
      5,000  SONYMA, Series 30-C1                          5.850             10/01/2025        10/01/2005 1                 5,043
---------------------------------------------------------------------------------------------------------------------------------
    115,000  SONYMA, Series 30-C2                          5.800             10/01/2025        02/01/2006 1               116,068
---------------------------------------------------------------------------------------------------------------------------------
    400,000  SONYMA, Series 31                             5.200             10/01/2021        04/01/2011 1               403,068
---------------------------------------------------------------------------------------------------------------------------------
    200,000  SONYMA, Series 33                             5.400             10/01/2017        09/01/2004 1               204,616
---------------------------------------------------------------------------------------------------------------------------------
    305,000  SONYMA, Series 33                             5.400             10/10/2017        09/01/2004 1               312,064
---------------------------------------------------------------------------------------------------------------------------------
      5,000  SONYMA, Series 34                             5.550             09/30/2025 7      03/01/2006 1                 5,031
---------------------------------------------------------------------------------------------------------------------------------
    600,000  SONYMA, Series 35                             5.300             10/01/2016        09/01/2004 1               607,638
---------------------------------------------------------------------------------------------------------------------------------
     20,000  SONYMA, Series 37-A                           5.750             04/01/2005        10/01/2004 1                20,463
---------------------------------------------------------------------------------------------------------------------------------
    100,000  SONYMA, Series 39                             5.750             10/01/2010 7      04/01/2006 1               102,123
---------------------------------------------------------------------------------------------------------------------------------
    225,000  SONYMA, Series 39                             6.000             10/01/2017 7      04/01/2006 1               229,712
---------------------------------------------------------------------------------------------------------------------------------
     40,000  SONYMA, Series 41-A                           6.050             10/01/2007        06/01/2005 1                40,879
---------------------------------------------------------------------------------------------------------------------------------
     50,000  SONYMA, Series 48                             6.000             04/01/2013        06/29/2007 1                51,608
---------------------------------------------------------------------------------------------------------------------------------
     20,000  SONYMA, Series 48                             6.000             04/01/2013 7      06/29/2007 1                20,643
---------------------------------------------------------------------------------------------------------------------------------
    135,000  SONYMA, Series 48                             6.050             04/01/2017 7      06/29/2007 1               139,082
---------------------------------------------------------------------------------------------------------------------------------
    220,000  SONYMA, Series 48                             6.100             04/01/2025 7      06/29/2007 1               225,669
---------------------------------------------------------------------------------------------------------------------------------
    120,000  SONYMA, Series 48                             6.100             04/01/2025 7      06/29/2007 1               123,092
---------------------------------------------------------------------------------------------------------------------------------
    285,000  SONYMA, Series 49                             5.800             10/01/2013        06/29/2005 1               294,342
---------------------------------------------------------------------------------------------------------------------------------
    200,000  SONYMA, Series 50                             6.050             04/01/2008        09/13/2005 1               200,756
---------------------------------------------------------------------------------------------------------------------------------
     50,000  SONYMA, Series 53                             5.750             10/01/2011 7      01/04/2008 1                52,113
---------------------------------------------------------------------------------------------------------------------------------
     90,000  SONYMA, Series 53                             5.900             10/01/2017        01/04/2006 1                93,348
---------------------------------------------------------------------------------------------------------------------------------
    585,000  SONYMA, Series 54                             6.100             10/01/2015        04/01/2006 1               607,838
---------------------------------------------------------------------------------------------------------------------------------
     85,000  SONYMA, Series 55                             5.950             10/01/2017 7      04/01/2006 1                88,408
---------------------------------------------------------------------------------------------------------------------------------
     75,000  SONYMA, Series 60                             6.000             10/01/2022 7      01/01/2009 1                77,731
---------------------------------------------------------------------------------------------------------------------------------
    290,000  SONYMA, Series 63                             6.000             04/01/2017 7      04/01/2009 1               303,442
---------------------------------------------------------------------------------------------------------------------------------
     10,000  SONYMA, Series 64                             5.800             10/01/2017        04/01/2007 1                10,490
---------------------------------------------------------------------------------------------------------------------------------
     50,000  SONYMA, Series 64                             5.900             10/01/2027 7      04/01/2009 1                51,866
---------------------------------------------------------------------------------------------------------------------------------
    150,000  SONYMA, Series 66                             5.600             10/01/2017        07/01/2007 1               157,098
---------------------------------------------------------------------------------------------------------------------------------
    100,000  SONYMA, Series 67                             5.600             10/01/2014 7      09/01/2009 1               104,496


                    38 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 1,065,000  SONYMA, Series 67                             5.700%            10/01/2017 7      09/01/2007 1         $   1,106,237
---------------------------------------------------------------------------------------------------------------------------------
    205,000  SONYMA, Series 67                             5.800             10/01/2028 7      01/30/2024 2               209,697
---------------------------------------------------------------------------------------------------------------------------------
    845,000  SONYMA, Series 70                             5.375             10/01/2017 7      03/01/2010 1               875,133
---------------------------------------------------------------------------------------------------------------------------------
    225,000  SONYMA, Series 73-B                           5.450             10/01/2024 7      09/30/2009 1               229,732
---------------------------------------------------------------------------------------------------------------------------------
      5,000  SONYMA, Series 73-B                           5.850             10/01/2018        09/30/2009 1                 5,265
---------------------------------------------------------------------------------------------------------------------------------
     30,000  SONYMA, Series 77                             5.900             04/01/2013        11/23/2009 1                30,615
---------------------------------------------------------------------------------------------------------------------------------
     70,000  SONYMA, Series 78                             5.800             10/01/2014        11/23/2009 1                73,546
---------------------------------------------------------------------------------------------------------------------------------
    985,000  SONYMA, Series 78-B                           5.900             10/01/2015        11/23/2009 1             1,021,839
---------------------------------------------------------------------------------------------------------------------------------
    140,000  SONYMA, Series 80                             5.100             10/01/2017 7      03/01/2009 1               144,308
---------------------------------------------------------------------------------------------------------------------------------
  5,350,000  SONYMA, Series 82                             5.550             10/01/2019 7      10/01/2009 1             5,518,632
---------------------------------------------------------------------------------------------------------------------------------
 25,000,000  SONYMA, Series 83                             5.450             04/01/2018 7      10/01/2009 1            25,979,750
---------------------------------------------------------------------------------------------------------------------------------
     45,000  SONYMA, Series 83                             5.550             10/01/2027        10/01/2009 1                46,161
---------------------------------------------------------------------------------------------------------------------------------
    120,000  SONYMA, Series 84                             5.900             04/01/2022 7      09/01/2009 1               123,230
---------------------------------------------------------------------------------------------------------------------------------
  6,700,000  SONYMA, Series 84                             5.950             04/01/2030 7      09/01/2009 1             6,927,398
---------------------------------------------------------------------------------------------------------------------------------
    895,000  SONYMA, Series 90                             5.750             10/01/2021        10/01/2004 5               904,961
---------------------------------------------------------------------------------------------------------------------------------
     35,000  SONYMA, Series 93                             5.800             04/01/2013        10/01/2009 1                37,412
---------------------------------------------------------------------------------------------------------------------------------
 19,980,000  SONYMA, Series 94                             5.900             10/01/2030 7      04/01/2010 1            20,678,900
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  SONYMA, Series 95                             5.500             10/01/2017 7      04/01/2010 1             2,094,040
---------------------------------------------------------------------------------------------------------------------------------
  6,100,000  SONYMA, Series 97                             5.400             10/01/2021 7      04/01/2011 1             6,257,197
---------------------------------------------------------------------------------------------------------------------------------
     80,000  Springville HDC (Springbrook)                 5.950             01/01/2010        10/31/2007 5                80,723
---------------------------------------------------------------------------------------------------------------------------------
    480,000  St. Lawrence IDA (PACES)                      5.875             06/30/2007        01/27/2006 2               469,982
---------------------------------------------------------------------------------------------------------------------------------
     35,000  Suffolk County GO                             5.000             10/15/2020        10/15/2005 1                35,766
---------------------------------------------------------------------------------------------------------------------------------
    450,000  Suffolk County IDA (ACLD)                     5.750             03/01/2006        09/03/2005 2               448,349
---------------------------------------------------------------------------------------------------------------------------------
    895,000  Suffolk County IDA (ALIA-CCDRCA)              7.000             06/01/2016        09/11/2011 5               925,699
---------------------------------------------------------------------------------------------------------------------------------
  1,080,000  Suffolk County IDA (ALIA-FREE)                7.000             06/01/2016        09/12/2011 5             1,117,044
---------------------------------------------------------------------------------------------------------------------------------
    940,000  Suffolk County IDA (ALIA-IGHL)                6.500             12/01/2013        05/07/2010 2               957,757
---------------------------------------------------------------------------------------------------------------------------------
    510,000  Suffolk County IDA (ALIA-WORCA)               7.000             06/01/2016        09/02/2011 5               527,493
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Suffolk County IDA (Dowling College)          6.400             12/01/2005        12/01/2005                  25,331
---------------------------------------------------------------------------------------------------------------------------------
    240,000  Suffolk County IDA (Dowling College)          6.500             12/01/2006        12/01/2006                 243,108
---------------------------------------------------------------------------------------------------------------------------------
     50,000  Suffolk County IDA (Dowling College)          6.625             06/01/2024        12/29/2016 2                48,704
---------------------------------------------------------------------------------------------------------------------------------
    575,000  Suffolk County IDA
             (Family Residences), Series A                 6.375             12/01/2018        10/20/2012 2               586,920
---------------------------------------------------------------------------------------------------------------------------------
  3,760,000  Suffolk County IDA
             (Family Residences), Series A                 6.375             12/01/2018        01/12/2013 2             3,837,945
---------------------------------------------------------------------------------------------------------------------------------
  1,365,000  Suffolk County IDA
             Huntington First Aid Squad)                   6.025             11/01/2008        12/15/2006 2             1,370,829
---------------------------------------------------------------------------------------------------------------------------------
    735,000  Suffolk County IDA
             (L.I. Network Community Services)             7.000             02/01/2014        02/01/2010 2               723,137
---------------------------------------------------------------------------------------------------------------------------------
    290,000  Suffolk County IDA
             (Mattituck-Laurel Library)                    6.000             09/01/2019 7      09/01/2010 1               328,016
---------------------------------------------------------------------------------------------------------------------------------
    165,000  Suffolk County IDA
             (Peconic Landing Retirement Home)             7.000             10/01/2030        10/01/2005 3               164,586


                    39 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$   130,000  Suffolk County IDA (Rimland Facilities) 9     3.000% 15         12/01/2004        12/01/2004           $     129,588
---------------------------------------------------------------------------------------------------------------------------------
    100,000  Suffolk County Water Authority                5.750             06/01/2010        12/01/2004 1               100,499
---------------------------------------------------------------------------------------------------------------------------------
     30,000  Sullivan County GO                            5.100             03/15/2011        09/15/2004 1                30,384
---------------------------------------------------------------------------------------------------------------------------------
     75,000  Syracuse GO, Series B                         6.000             02/01/2009        08/01/2004 1                76,758
---------------------------------------------------------------------------------------------------------------------------------
  2,110,000  Syracuse IDA
             (Crouse Irving Health Hospital) 9             5.125             01/01/2009        02/07/2007 2             1,695,659
---------------------------------------------------------------------------------------------------------------------------------
    765,000  Syracuse IDA (One Center Armory Garage)       6.750             12/01/2017        12/01/2004 1               789,786
---------------------------------------------------------------------------------------------------------------------------------
    915,000  Syracuse SCHC
             (East Hill Village Apartments)                6.125             11/01/2010        01/26/2008 2               889,243
---------------------------------------------------------------------------------------------------------------------------------
  3,000,000  Tobacco Settlement Financing Corp. (TASC)     5.250             06/01/2012        06/01/2006 1             3,115,530
---------------------------------------------------------------------------------------------------------------------------------
 11,905,000  Tobacco Settlement Financing Corp. (TASC)     5.250             06/01/2013        06/01/2008 1            12,389,057
---------------------------------------------------------------------------------------------------------------------------------
 28,790,000  Tobacco Settlement Financing Corp. (TASC)     5.250             06/01/2021        06/01/2013 1            29,688,248
---------------------------------------------------------------------------------------------------------------------------------
  7,050,000  Tobacco Settlement Financing Corp. (TASC)     5.500             06/01/2014        06/01/2009 1             7,464,470
---------------------------------------------------------------------------------------------------------------------------------
  8,250,000  Tobacco Settlement Financing Corp. (TASC)     5.500             06/01/2015        06/01/2010 1             8,733,533
---------------------------------------------------------------------------------------------------------------------------------
 11,900,000  Tobacco Settlement Financing Corp. (TASC)     5.500             06/01/2016        06/01/2008 1            12,540,339
---------------------------------------------------------------------------------------------------------------------------------
  5,020,000  Tobacco Settlement Financing Corp. (TASC)     5.500             06/01/2017        06/01/2011 1             5,283,450
---------------------------------------------------------------------------------------------------------------------------------
 21,000,000  Tobacco Settlement Financing Corp. (TASC)     5.500             06/01/2018        06/01/2012 1            22,234,590
---------------------------------------------------------------------------------------------------------------------------------
 20,500,000  Tobacco Settlement Financing Corp. (TASC)     5.500             06/01/2019        06/01/2013 1            21,659,890
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Tobacco Settlement Financing Corp. (TASC)     5.500             06/01/2020        06/01/2013 1             1,049,890
---------------------------------------------------------------------------------------------------------------------------------
 18,395,000  Tobacco Settlement Financing Corp. (TASC)     5.500             06/01/2021        06/01/2013 1            19,231,421
---------------------------------------------------------------------------------------------------------------------------------
 27,465,000  Tobacco Settlement Financing Corp. (TASC)     5.500             06/01/2022        06/01/2013 1            28,592,713
---------------------------------------------------------------------------------------------------------------------------------
    900,000  Tompkins County IDA (Kendall at Ithaca)       5.750             07/01/2018        07/01/2008 1               921,753
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  Tompkins County IDA (Kendall at Ithaca)       6.000             07/01/2024        07/01/2008 1             2,058,240
---------------------------------------------------------------------------------------------------------------------------------
    285,000  Tompkins Healthcare Corp.
             (Reconstruction Home)                        10.800             02/01/2028 7      08/01/2005 1               315,076
---------------------------------------------------------------------------------------------------------------------------------
  2,680,000  Tonawanda HDC (Tonawanda Towers)              6.150             10/01/2011        07/24/2008 2             2,675,819
---------------------------------------------------------------------------------------------------------------------------------
    580,000  TSASC, Inc. (TFABs)                           3.750             07/15/2008        07/15/2008                 547,967
---------------------------------------------------------------------------------------------------------------------------------
     80,000  TSASC, Inc. (TFABs)                           4.000             07/15/2009        07/15/2009                  74,161
---------------------------------------------------------------------------------------------------------------------------------
     35,000  TSASC, Inc. (TFABs)                           4.250             07/15/2010        07/15/2010                  32,292
---------------------------------------------------------------------------------------------------------------------------------
     25,000  TSASC, Inc. (TFABs)                           4.500             07/15/2012        07/15/2012                  22,657
---------------------------------------------------------------------------------------------------------------------------------
     75,000  TSASC, Inc. (TFABs)                           5.000             07/15/2014        07/15/2014                  68,950
---------------------------------------------------------------------------------------------------------------------------------
    500,000  TSASC, Inc. (TFABs)                           5.125             07/15/2009        07/15/2004 4               500,790
---------------------------------------------------------------------------------------------------------------------------------
  2,325,000  TSASC, Inc. (TFABs)                           5.250             07/15/2011        07/15/2005 4             2,247,299
---------------------------------------------------------------------------------------------------------------------------------
    355,000  TSASC, Inc. (TFABs)                           5.250             07/15/2011        07/15/2011                 343,136
---------------------------------------------------------------------------------------------------------------------------------
  2,150,000  TSASC, Inc. (TFABs)                           5.375             07/15/2011        07/15/2006 4             2,093,498
---------------------------------------------------------------------------------------------------------------------------------
  2,440,000  TSASC, Inc. (TFABs)                           5.375             07/15/2012        07/15/2006 4             2,361,115
---------------------------------------------------------------------------------------------------------------------------------
    225,000  TSASC, Inc. (TFABs)                           5.400             07/15/2012        07/15/2007 4               218,081
---------------------------------------------------------------------------------------------------------------------------------
  2,825,000  TSASC, Inc. (TFABs)                           5.500             07/15/2013        07/15/2007 4             2,720,758
---------------------------------------------------------------------------------------------------------------------------------
    295,000  TSASC, Inc. (TFABs)                           5.500             07/15/2013        07/15/2008 4               284,115
---------------------------------------------------------------------------------------------------------------------------------
    375,000  TSASC, Inc. (TFABs)                           5.500             07/15/2013        07/15/2013                 361,163
---------------------------------------------------------------------------------------------------------------------------------
 42,650,000  TSASC, Inc. (TFABs)                           5.500             07/15/2024        08/22/2013 4            38,193,075
---------------------------------------------------------------------------------------------------------------------------------
    100,000  TSASC, Inc. (TFABs)                           5.600             07/15/2014        07/15/2008 4                96,392


                    40 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 3,925,000  TSASC, Inc. (TFABs)                           5.700%            07/15/2014        07/15/2009 4         $   3,812,549
---------------------------------------------------------------------------------------------------------------------------------
    100,000  TSASC, Inc. (TFABs)                           5.750             07/15/2015        07/15/2009 4                96,553
---------------------------------------------------------------------------------------------------------------------------------
    250,000  TSASC, Inc. (TFABs)                           5.875             07/15/2015        07/15/2010 4               243,858
---------------------------------------------------------------------------------------------------------------------------------
  6,420,000  TSASC, Inc. (TFABs)                           5.875             07/15/2016        07/15/2010 4             6,226,052
---------------------------------------------------------------------------------------------------------------------------------
  3,500,000  TSASC, Inc. (TFABs)                           5.900             07/15/2017        07/15/2011 4             3,381,140
---------------------------------------------------------------------------------------------------------------------------------
    275,000  TSASC, Inc. (TFABs)                           5.900             07/15/2017        07/15/2010 4               265,661
---------------------------------------------------------------------------------------------------------------------------------
    850,000  TSASC, Inc. (TFABs)                           6.000             07/15/2018        07/15/2011 4               823,744
---------------------------------------------------------------------------------------------------------------------------------
  2,470,000  TSASC, Inc. (TFABs)                           6.000             07/15/2018        07/15/2012 4             2,393,702
---------------------------------------------------------------------------------------------------------------------------------
  4,900,000  TSASC, Inc. (TFABs)                           6.000             07/15/2019        07/15/2012 4             4,732,910
---------------------------------------------------------------------------------------------------------------------------------
  4,495,000  TSASC, Inc. (TFABs)                           6.000             07/15/2019        07/15/2013 4             4,341,721
---------------------------------------------------------------------------------------------------------------------------------
  5,185,000  TSASC, Inc. (TFABs)                           6.000             07/15/2020        07/15/2013 4             4,986,259
---------------------------------------------------------------------------------------------------------------------------------
  2,190,000  TSASC, Inc. (TFABs)                           6.000             07/15/2020        07/15/2014 4             2,106,057
---------------------------------------------------------------------------------------------------------------------------------
  2,250,000  TSASC, Inc. (TFABs)                           6.000             07/15/2021        07/15/2014 4             2,160,743
---------------------------------------------------------------------------------------------------------------------------------
 46,800,000  TSASC, Inc. (TFABs)                           6.250             07/15/2027        07/15/2019 4            45,220,968
---------------------------------------------------------------------------------------------------------------------------------
 19,235,000  TSASC, Inc. (TFABs)                           6.250             07/15/2034 7      07/15/2024 4            18,347,112
---------------------------------------------------------------------------------------------------------------------------------
 64,475,000  TSASC, Inc. (TFABs)                           6.375             07/15/2039 7      07/15/2029 4            62,457,577
---------------------------------------------------------------------------------------------------------------------------------
    355,000  Ulster County IDA (Benedictine Hospital)      6.050             06/01/2005        06/01/2005                 353,481
---------------------------------------------------------------------------------------------------------------------------------
    100,000  Ulster County IDA (Benedictine Hospital)      6.250             06/01/2008        06/16/2007 2                98,397
---------------------------------------------------------------------------------------------------------------------------------
 10,650,000  Ulster County Tobacco Asset
             Securitization Corp.                          6.750             06/01/2030 7      06/25/2019 2            10,539,986
---------------------------------------------------------------------------------------------------------------------------------
    500,000  United Nations Devel. Corp., Series A         5.250             07/01/2014        01/01/2008 1               521,150
---------------------------------------------------------------------------------------------------------------------------------
  2,930,000  United Nations Devel. Corp., Series A         5.250             07/01/2018        01/01/2008 1             3,014,443
---------------------------------------------------------------------------------------------------------------------------------
  4,000,000  United Nations Devel. Corp., Series A         5.250             07/01/2019        01/01/2008 1             4,082,440
---------------------------------------------------------------------------------------------------------------------------------
  2,400,000  United Nations Devel. Corp., Series A         5.250             07/01/2020        01/01/2008 1             2,443,656
---------------------------------------------------------------------------------------------------------------------------------
  2,450,000  United Nations Devel. Corp., Series A         5.250             07/01/2021        01/01/2008 1             2,476,509
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  United Nations Devel. Corp., Series A         5.250             07/01/2022        01/01/2008 1             2,036,700
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  United Nations Devel. Corp., Series A         5.250             07/01/2023        01/01/2008 1             2,022,600
---------------------------------------------------------------------------------------------------------------------------------
  2,020,000  United Nations Devel. Corp., Series A         5.250             07/01/2024        01/01/2008 1             2,038,301
---------------------------------------------------------------------------------------------------------------------------------
     15,000  Upper Mohawk Valley Regional Water
             Finance Authority                             5.125             10/01/2016        10/01/2007 1                15,869
---------------------------------------------------------------------------------------------------------------------------------
    295,000  Utica GO                                      6.200             01/15/2014        01/15/2010 1               322,671
---------------------------------------------------------------------------------------------------------------------------------
    320,000  Utica GO                                      6.250             01/15/2015        01/15/2010 1               352,218
---------------------------------------------------------------------------------------------------------------------------------
    230,000  Utica IDA (Utica College Civic Facility)      5.300             08/01/2008        03/04/2006 2               230,699
---------------------------------------------------------------------------------------------------------------------------------
  2,155,000  Utica IDA (Utica College Civic Facility)      6.375             12/01/2011        09/23/2008 2             2,137,329
---------------------------------------------------------------------------------------------------------------------------------
     60,000  Utica SCHC (Steinhorst Apartments)            6.500             04/15/2008        05/02/2006 5                61,805
---------------------------------------------------------------------------------------------------------------------------------
    130,000  Valley Health Development Corp.               6.750             05/20/2022        05/20/2010 1               148,142
---------------------------------------------------------------------------------------------------------------------------------
    265,000  Westchester County IDA
             (Beth Abraham Hospital)                       7.250             12/01/2009        09/02/2007 2               277,667
---------------------------------------------------------------------------------------------------------------------------------
     50,000  Westchester County IDA (Children's Village)   5.100             03/15/2009        03/15/2009                  51,462
---------------------------------------------------------------------------------------------------------------------------------
     85,000  Westchester County IDA (JDAM)                 6.250             04/01/2005        04/01/2005                  86,387
---------------------------------------------------------------------------------------------------------------------------------
     70,000  Westchester County IDA (JDAM)                 6.500             04/01/2009 7      04/01/2006 1                72,301
---------------------------------------------------------------------------------------------------------------------------------
  1,130,000  Westchester County IDA (JDAM)                 6.750             04/01/2016 7      04/01/2006 1             1,175,652


                    41 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                               COUPON               MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$ 2,290,000  Westchester County IDA
             (Rippowam-Cisqua School)                      5.750%            06/01/2029        03/22/2020 2        $    2,288,374
---------------------------------------------------------------------------------------------------------------------------------
  3,980,000  Westchester County IDA
             (Schnurmacher Center)                         6.000             11/01/2011        08/22/2008 2             4,036,596
---------------------------------------------------------------------------------------------------------------------------------
     35,000  Westchester County IDA
             (Westchester Airport Association)             5.850             08/01/2014        08/01/2004 1                35,889
---------------------------------------------------------------------------------------------------------------------------------
    380,000  Westchester County IDA
             (Westchester Airport)                         5.950             08/01/2024 7      08/01/2004 1               386,479
---------------------------------------------------------------------------------------------------------------------------------
    145,000  Westchester County IDA
             (Westchester Resco Company)                   5.500             07/01/2009        07/01/2008 1               150,755
---------------------------------------------------------------------------------------------------------------------------------
 18,000,000  Westchester County Tobacco Asset
             Securitization Corp.                          0.000 14          07/15/2039 7      07/15/2018 1            13,157,280
---------------------------------------------------------------------------------------------------------------------------------
 37,110,000  Westchester County Tobacco Asset
             Securitization Corp.                          6.750             07/15/2029 7      12/19/2016 2            36,908,864
---------------------------------------------------------------------------------------------------------------------------------
     10,000  Western Nassau County Water Authority         5.500             05/01/2016        05/01/2006 1                10,698
---------------------------------------------------------------------------------------------------------------------------------
    395,000  Western Nassau County Water Authority         5.650             05/01/2026        05/01/2006 1               415,394
---------------------------------------------------------------------------------------------------------------------------------
    400,000  Yonkers IDA (Community Devel. Properties)     6.250             02/01/2016        02/01/2011 1               418,500
---------------------------------------------------------------------------------------------------------------------------------
  3,140,000  Yonkers IDA (Community Devel. Properties)     6.625             02/01/2026 7      02/01/2011 1             3,317,693
---------------------------------------------------------------------------------------------------------------------------------
    935,000  Yonkers IDA (Hudson Scenic Studio)            5.875             11/01/2007        05/28/2006 2               934,691
---------------------------------------------------------------------------------------------------------------------------------
    230,000  Yonkers IDA
             (Michael Malotz Skilled Nursing Pavilion)     5.450             02/01/2029        02/01/2009 1               235,619
---------------------------------------------------------------------------------------------------------------------------------
    125,000  Yonkers IDA (Philipsburgh Hall Associates)    6.750             11/01/2008        12/29/2006 2               123,489
---------------------------------------------------------------------------------------------------------------------------------
  2,610,000  Yonkers IDA (St. John's Riverside Hospital)   6.800             07/01/2016        10/12/2011 5             2,648,524
---------------------------------------------------------------------------------------------------------------------------------
    800,000  Yonkers IDA (St. Joseph's Hospital),
             Series 98-B                                   5.900             03/01/2008        08/30/2006 2               769,208
                                                                                                                    -------------
                                                                                                                    2,933,693,530
---------------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.6%
 21,560,000  NJ Tobacco Settlement Financing
             Corp. (TASC)                                  5.750             06/01/2032        08/20/2013 2            18,541,384
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--13.1%
  5,000,000  Guam Airport Authority, Series C              5.375             10/01/2019        10/01/2013 1             5,202,150
---------------------------------------------------------------------------------------------------------------------------------
  6,000,000  Guam Airport Authority, Series C              5.375             10/01/2020        10/01/2013 1             6,219,900
---------------------------------------------------------------------------------------------------------------------------------
    625,000  Guam EDA (TASC)                               5.000             05/15/2022        10/25/2005 2               609,888
---------------------------------------------------------------------------------------------------------------------------------
  1,950,000  Guam EDA (TASC)                               5.400             05/15/2031        08/06/2010 2             1,686,711
---------------------------------------------------------------------------------------------------------------------------------
    215,000  Guam EDA (TASC)                               5.500             05/15/2041        10/20/2015 2               177,741
---------------------------------------------------------------------------------------------------------------------------------
  3,030,000  Guam GO, Series A                             5.900             09/01/2005        09/01/2004 1             3,032,727
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Guam GO, Series A                             6.000             09/01/2006        09/01/2006                 997,800
---------------------------------------------------------------------------------------------------------------------------------
    580,000  Guam Power Authority, Series A                5.250             10/01/2013        07/08/2010 2               577,639
---------------------------------------------------------------------------------------------------------------------------------
    555,000  Guam Power Authority, Series A                5.250             10/01/2023        10/01/2004 1               567,110
---------------------------------------------------------------------------------------------------------------------------------
     85,000  Northern Mariana Islands, Series A            6.000             06/01/2014 7      06/01/2010 1                90,562
---------------------------------------------------------------------------------------------------------------------------------
  3,000,000  Northern Mariana Islands, Series A            6.000             06/01/2020 7      06/01/2010 1             3,130,860
---------------------------------------------------------------------------------------------------------------------------------
    375,000  Puerto Rico Children's Trust Fund (TASC)      4.100             05/15/2013        05/15/2013                 328,031
---------------------------------------------------------------------------------------------------------------------------------
    200,000  Puerto Rico Children's Trust Fund (TASC)      4.250             05/15/2014        05/15/2014                 173,314
---------------------------------------------------------------------------------------------------------------------------------


                    42 | LIMITED TERM NEW YORK MUNICIPAL FUND

   PRINCIPAL                                                                                     EFFECTIVE           MARKET VALUE
      AMOUNT                                              COUPON                MATURITY          MATURITY*            SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$  2,500,000  Puerto Rico Children's Trust Fund (TASC)     5.000%             05/15/2008        05/15/2008           $   2,515,063
----------------------------------------------------------------------------------------------------------------------------------
 173,375,000  Puerto Rico Children's Trust Fund (TASC)     5.375              05/15/2033        11/12/2013 2           148,785,224
----------------------------------------------------------------------------------------------------------------------------------
      20,000  Puerto Rico Children's Trust Fund (TASC)     5.750              07/01/2020        06/23/2008 5                21,519
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Commonwealth GO                  5.000              07/01/2018        07/01/2008 1             5,209,500
----------------------------------------------------------------------------------------------------------------------------------
      10,000  Puerto Rico Electric Power Authority,
              Series EE                                    5.250              07/01/2014        07/01/2008 1                10,801
----------------------------------------------------------------------------------------------------------------------------------
   2,150,000  Puerto Rico Electric Power Authority,
              Series U                                     6.000              07/01/2014 7      01/01/2005 1             2,199,773
----------------------------------------------------------------------------------------------------------------------------------
      85,000  Puerto Rico Electric Power Authority,
              Series X                                     5.500              07/01/2025 7      07/01/2005 1                86,800
----------------------------------------------------------------------------------------------------------------------------------
     250,000  Puerto Rico Electric Power Authority,
              Series X                                     5.500              07/01/2025        07/01/2005 1               255,793
----------------------------------------------------------------------------------------------------------------------------------
   1,940,000  Puerto Rico Electric Power Authority,
              Series Z                                     5.250              07/01/2021 7      07/01/2005 1             1,975,424
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Puerto Rico Electric Power Authority,
              Series Z                                     5.250              07/01/2021        07/01/2005 1                66,370
----------------------------------------------------------------------------------------------------------------------------------
   1,425,000  Puerto Rico Electric Power Authority,
              Series Z                                     5.500              07/01/2010        07/01/2005 1             1,501,694
----------------------------------------------------------------------------------------------------------------------------------
      50,000  Puerto Rico Electric Power Authority,
              Series Z                                     5.500              07/01/2014        07/01/2005 1                52,283
----------------------------------------------------------------------------------------------------------------------------------
      90,000  Puerto Rico Electric Power Authority,
              Series Z                                     5.500              07/01/2016 7      07/01/2005 1                94,261
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Puerto Rico GO                               5.000              07/01/2019        07/01/2008 1               100,793
----------------------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico GO                               5.250              07/01/2027 7      07/01/2011 1             5,346,950
----------------------------------------------------------------------------------------------------------------------------------
   4,130,000  Puerto Rico GO                               5.375              07/01/2028        07/01/2011 1             4,233,291
----------------------------------------------------------------------------------------------------------------------------------
      55,000  Puerto Rico HBFA                             5.850              10/01/2009        04/01/2005 1                56,741
----------------------------------------------------------------------------------------------------------------------------------
     470,000  Puerto Rico HBFA                             6.100              10/01/2015        04/01/2005 1               483,527
----------------------------------------------------------------------------------------------------------------------------------
     575,000  Puerto Rico HBFA                             6.250              04/01/2029 7      04/01/2005 1               590,721
----------------------------------------------------------------------------------------------------------------------------------
      85,000  Puerto Rico HFC                              5.100              12/01/2018        12/01/2010 1                87,084
----------------------------------------------------------------------------------------------------------------------------------
      45,000  Puerto Rico HFC                              7.250              10/01/2004        10/01/2004                  45,177
----------------------------------------------------------------------------------------------------------------------------------
      75,000  Puerto Rico HFC                              7.300              04/01/2006        10/01/2004 1                75,230
----------------------------------------------------------------------------------------------------------------------------------
      65,000  Puerto Rico HFC                              7.300              10/01/2006        10/01/2004 1                65,194
----------------------------------------------------------------------------------------------------------------------------------
      25,000  Puerto Rico HFC                              7.400              04/01/2007        10/01/2004 1                25,068
----------------------------------------------------------------------------------------------------------------------------------
   2,095,000  Puerto Rico HFC                              7.500              10/01/2015 7      10/01/2004 1             2,098,017
----------------------------------------------------------------------------------------------------------------------------------
   4,295,000  Puerto Rico HFC                              7.500              04/01/2022 7      10/01/2004 1             4,377,679
----------------------------------------------------------------------------------------------------------------------------------
   7,000,000  Puerto Rico Highway & Transportation
              Authority, Series E                          5.750              07/01/2024        07/01/2012 1             7,485,030
----------------------------------------------------------------------------------------------------------------------------------
      40,000  Puerto Rico Highway & Transportation
              Authority, Series X                          5.000              07/01/2022        01/01/2005 1                40,244
----------------------------------------------------------------------------------------------------------------------------------
     100,000  Puerto Rico Highway & Transportation
              Authority, Series Y                          5.500              07/01/2018        07/01/2006 1               106,288
----------------------------------------------------------------------------------------------------------------------------------
     245,000  Puerto Rico IMEPCF
              (American Home Products)                     5.100              12/01/2018        12/01/2004 1               248,053


                    43 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     EFFECTIVE            MARKET VALUE
     AMOUNT                                                  COUPON            MATURITY          MATURITY*             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$ 6,540,000  Puerto Rico IMEPCF (PepsiCo)                     6.250%         11/15/2013        11/15/2004 1         $   6,826,452
---------------------------------------------------------------------------------------------------------------------------------
  7,175,000  Puerto Rico IMEPCF (PepsiCo)                     6.250          11/15/2013        11/15/2004 1             7,379,057
---------------------------------------------------------------------------------------------------------------------------------
     10,000  Puerto Rico Infrastructure                       5.000          07/01/2016        01/01/2008 1                10,535
---------------------------------------------------------------------------------------------------------------------------------
  8,000,000  Puerto Rico Infrastructure                       5.000          07/01/2021        01/01/2008 1             8,138,480
---------------------------------------------------------------------------------------------------------------------------------
     35,000  Puerto Rico Infrastructure                       5.500          10/01/2040        10/01/2010 6                36,691
---------------------------------------------------------------------------------------------------------------------------------
    635,000  Puerto Rico Infrastructure                       7.500          07/01/2009 7      01/01/2005 1               647,764
---------------------------------------------------------------------------------------------------------------------------------
     55,000  Puerto Rico ITEMECF
             (Ana G. Mendez University)                       5.375          02/01/2019        02/01/2011 1                55,758
---------------------------------------------------------------------------------------------------------------------------------
 16,425,000  Puerto Rico ITEMECF
             (Congeneration Facilities)                       6.625          06/01/2026 7      06/01/2010 1            17,028,455
---------------------------------------------------------------------------------------------------------------------------------
  1,500,000  Puerto Rico ITEMECF (Dr. Pila Hospital)          6.125          08/01/2025        08/01/2005 1             1,580,340
---------------------------------------------------------------------------------------------------------------------------------
    500,000  Puerto Rico ITEMECF
             (Hospital Auxilio Mutuo)                         6.250          07/01/2016        01/01/2005 1               520,335
---------------------------------------------------------------------------------------------------------------------------------
     75,000  Puerto Rico ITEMECF
             (Hospital de la Concepcion)                      6.125          11/15/2025        11/15/2010 1                81,546
---------------------------------------------------------------------------------------------------------------------------------
    750,000  Puerto Rico ITEMECF
             (Hospital de la Concepcion)                      6.375          11/15/2015        11/15/2010 1               832,350
---------------------------------------------------------------------------------------------------------------------------------
  2,000,000  Puerto Rico ITEMECF
             (Hospital de la Concepcion)                      6.500          11/15/2020        11/15/2010 1             2,276,300
---------------------------------------------------------------------------------------------------------------------------------
  1,190,000  Puerto Rico ITEMECF
             (Mennonite General Hospital)                     6.375          07/01/2006        01/04/2006 2             1,176,970
---------------------------------------------------------------------------------------------------------------------------------
  1,890,000  Puerto Rico ITEMECF
             (Mennonite General Hospital)                     6.500          07/01/2012        01/14/2010 2             1,831,712
---------------------------------------------------------------------------------------------------------------------------------
  1,045,000  Puerto Rico ITEMECF
             (Ryder Memorial Hospital)                        6.400          05/01/2009        05/01/2005 1             1,046,923
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Puerto Rico ITEMECF (Teachers Retirement) 11     5.500          07/01/2021        07/01/2006 1                26,413
---------------------------------------------------------------------------------------------------------------------------------
  1,075,000  Puerto Rico Municipal Finance
             Agency RITES 9                                  10.221 1,3   08/01/2013        02/01/2009               1,328,485
---------------------------------------------------------------------------------------------------------------------------------
     50,000  Puerto Rico Municipal Finance Agency,
             Series A                                         5.500          07/01/2021        07/01/2007 1                53,215
---------------------------------------------------------------------------------------------------------------------------------
    105,000  Puerto Rico Port Authority, Series C             7.300          07/01/2007 7      01/01/2005 1               107,111
---------------------------------------------------------------------------------------------------------------------------------
    150,000  Puerto Rico Port Authority, Series D             6.000          07/01/2021 7      01/01/2005 1               151,665
---------------------------------------------------------------------------------------------------------------------------------
    515,000  Puerto Rico Port Authority, Series D             7.000          07/01/2014 7      01/01/2005 1               525,867
---------------------------------------------------------------------------------------------------------------------------------
     25,000  Puerto Rico Public Buildings Authority,
             Series B                                         5.250          07/01/2021        07/01/2007 1                27,306
---------------------------------------------------------------------------------------------------------------------------------
     65,000  Puerto Rico Public Buildings Authority,
             Series D                                         5.125          07/01/2024        07/01/2012 1                65,148
---------------------------------------------------------------------------------------------------------------------------------
  5,000,000  Puerto Rico Public Finance Corp., Series A       5.375          08/01/2024        08/01/2011 1             5,572,400
---------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Puerto Rico Public Finance Corp., Series E       5.500          08/01/2029        02/01/2012 1             1,078,080
---------------------------------------------------------------------------------------------------------------------------------
 35,700,000  Puerto Rico Public Finance Corp., Series E       5.700          08/01/2025        02/01/2010 1            40,085,745
---------------------------------------------------------------------------------------------------------------------------------
 64,220,000  Puerto Rico Public Finance Corp., Series E       5.750          08/01/2030        02/01/2007 1            69,516,223
---------------------------------------------------------------------------------------------------------------------------------
    205,000  Puerto Rico Urban Renewal & Hsg. Corp.           7.875          10/01/2004 7      10/01/2004                 206,072
---------------------------------------------------------------------------------------------------------------------------------
    215,000  University of Puerto Rico                        5.500          06/01/2012 7      12/01/2004 1               215,630


                    44 | LIMITED TERM NEW YORK MUNICIPAL FUND

  PRINCIPAL                                                                                     EFFECTIVE             MARKET VALUE
     AMOUNT                                                  COUPON            MATURITY          MATURITY*              SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   105,000  University of Puerto Rico, Series M              5.250%         06/01/2025        06/01/2007 1         $      106,340
------------------------------------------------------------------------------------------------------------------------------------
     50,000  University of Puerto Rico, Series O              5.375          06/01/2030        06/01/2005 1                 51,173
------------------------------------------------------------------------------------------------------------------------------------
     45,000  V.I. Hsg. Finance Authority, Series A            6.500          03/01/2025 7      03/01/2005 1                 45,759
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000  V.I. Port Authority, Series A                    5.250          09/01/2018        09/01/2010 1              1,031,550
------------------------------------------------------------------------------------------------------------------------------------
  2,650,000  V.I. Public Finance Authority (Hovensa)          5.875          07/01/2022        07/01/2014 1              2,696,905
------------------------------------------------------------------------------------------------------------------------------------
 10,000,000  V.I. Public Finance Authority, Series A          5.500          10/01/2015        10/01/2010 1             10,306,500
------------------------------------------------------------------------------------------------------------------------------------
     40,000  V.I. Public Finance Authority, Series A          5.500          10/01/2022        10/01/2008 1                 41,383
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000  V.I. Public Finance Authority, Series A          5.625          10/01/2010        05/29/2008 2              1,057,240
------------------------------------------------------------------------------------------------------------------------------------
     25,000  V.I. Public Finance Authority, Series A          5.625          10/01/2025        10/01/2010 1                 25,406
------------------------------------------------------------------------------------------------------------------------------------
 20,605,000  V.I. Public Finance Authority, Series A          6.125          10/01/2029 7      10/01/2010 1             21,634,632
------------------------------------------------------------------------------------------------------------------------------------
  7,820,000  V.I. Public Finance Authority, Series A          6.375          10/01/2019 7      01/01/2010 1              8,678,949
------------------------------------------------------------------------------------------------------------------------------------
 12,000,000  V.I. Public Finance Authority, Series A          6.500          10/01/2024 7      10/01/2010 1             13,378,320
------------------------------------------------------------------------------------------------------------------------------------
    900,000  V.I. Tobacco Settlement Financing Corp.
             (TASC)                                           0.000 14       05/15/2008        05/15/2008                  745,866
------------------------------------------------------------------------------------------------------------------------------------
  1,765,000  V.I. Tobacco Settlement Financing Corp.
             (TASC)                                           5.000          05/15/2021        10/04/2009 2              1,534,332
------------------------------------------------------------------------------------------------------------------------------------
  1,440,000  V.I. Tobacco Settlement Financing Corp.
             (TASC)                                           5.000          05/15/2031        09/01/2015 2              1,172,606
------------------------------------------------------------------------------------------------------------------------------------
  1,470,000  V.I. Water & Power Authority                     5.375          07/01/2010        07/01/2008 1              1,541,324
                                                                                                                    ----------------
                                                                                                                       443,511,338

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,432,164,080)--100.5%                                                            3,395,746,252
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.5)                                                                           (16,713,024)
                                                                                                                    ----------------
NET ASSETS--100.0%                                                                                                  $3,379,033,228
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

1. Optional call date; corresponds to the most conservative yield calculation.

2. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

3. Date of mandatory put.

4. Date of planned principal payment.

5. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

6. Date of prefunded call, or maturity date if escrowed to maturity.

7. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

8. Represents a zero coupon bond.

9. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.

10. When-issued security or forward commitment to be delivered and settled after June 30, 2004. See Note 1 of Notes to Financial Statements.

11. Issue is in default. See Note 1 of Notes to Financial Statements.

12. Non-income-accruing security.

13. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. Represents the current interest rate for a variable or increasing rate security.


                    45 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS  June 30, 2004
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS        Association for Children with Down Syndrome

ACLD        Adults and Children with Learning and Developmental Disabilities

ALIA        Alliance of Long Island Agencies

ASMF        Amsterdam Sludge Management Facility

BID         Business Improvement District

CAB         Capital Appreciation Bond

CCDRCA      Catholic Charities of the Diocese of Rockville Centre and Affiliates

CCFDP       Child Care Facilities Development Program

CFGA        Child and Family Guidance Association

CMA         Community Mainstreaming Associates, Inc.

Con Ed      Consolidated Edison Company

COP         Certificates of Participation

CRR         Center for Rapid Recovery

CSD         Central School District

DA          Dormitory Authority

DIAMONDS    Direct Investment of Accrued Municipals

EDA         Economic Development Authority

EFC         Environmental Facilities Corp.

EHC         Elderly Housing Corporation

ERDA        Energy Research and Development Authority

FHA         Federal Housing Agency

FNHC        Ferncliff Nursing Home Company

FREE        Family Residences and Essential Enterprises

GO          General Obligation

HBFA        Housing Bank and Finance Agency

HDC         Housing Development Corp.

HELP        Homeless Economic Loan Program

HFA         Housing Finance Agency/Authority

HFC         Housing Finance Corp.

HJDOI       Hospital for Joint Diseases Orthopedic Institute

HKSB        Helen Keller Services for the Blind

IDA         Industrial Development Agency

IGHL        Independent Group Home for Living

IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities

JDAM        Julia Dyckman Andrus Memorial

JFK         John Fitzgerald Kennedy

KR          Kateri Residence

L.I.        Long Island

LGAC        Local Government Assistance Corp.

LGSC        Local Government Services Corporation

LILCO       Long Island Lighting Corporation

MMWNHC      Mary Manning Walsh Nursing Home Company

MSH/NYU     Mount Sinai Hospital/New York University

MTA         Metropolitan Transportation Authority

NY/NJ       New York/New Jersey

NYC         New York City

NYS         New York State

NYSEG       New York State Electric and Gas

NYU         New York University

PACES       Potsdam Auxiliary and College Educational Service

Res Rec     Resource Recovery Facility

RG&E        Rochester Gas and Electric

RIBS        Residual Interest Bonds

RIT         Rochester Institute of Technology

RITES       Residual Interest Tax Exempt Security

SCHC        Senior Citizen Housing Corporation

SCSB        Schuyler Community Services Board

SONYMA      State of New York Mortgage Agency

SUNY        State University of New York

SWMA        Solid Waste Management Authority

TASC        Tobacco Settlement Asset-Backed Bonds

TFA         Transitional Finance Authority

TFABs       Tobacco Flexible Amortization Bonds

UDC         Urban Development Corp.

USTA        United States Tennis Association

V.I.        United States Virgin Islands

WHELC       Wartburg Home of the Evangelical Lutheran Church

WORCA       Working Organization for Retarded Children and Adults

YMCA        Young Men's Christian Association


                    46 | LIMITED TERM NEW YORK MUNICIPAL FUND

INDUSTRY CONCENTRATIONS  June 30, 2004
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                               MARKET VALUE     PERCENT
--------------------------------------------------------------------------------
 Tobacco Settlements                                  $  782,150,275       23.0%
 Electric Utilities                                      349,173,337       10.3
 Hospital/Health Care                                    295,711,237        8.7
 Marine/Aviation Facilities                              240,411,987        7.1
 Sales Tax Revenue                                       204,587,176        6.0
 Special Assessment                                      188,050,240        5.5
 General Obligation                                      175,043,074        5.2
 Airlines                                                169,063,687        5.0
 Municipal Leases                                        168,473,802        5.0
 Multifamily Housing                                     154,133,985        4.5
 Higher Education                                        102,775,282        3.0
 Single Family Housing                                   100,356,185        3.0
 Not-for-Profit Organization                              88,619,654        2.6
 Highways/Railways                                        79,942,102        2.4
 Resource Recovery                                        64,804,784        1.9
 Water Utilities                                          52,957,713        1.6
 Gas Utilities                                            50,288,054        1.5
 Education                                                31,533,716        0.9
 Manufacturing, Non-Durable Goods                         24,393,184        0.7
 Adult Living Facilities                                  21,375,229        0.6
 Manufacturing, Durable Goods                             15,016,252        0.4
 Pollution Control                                        12,099,026        0.4
 Sewer Utilities                                          10,208,048        0.3
 Paper, Containers & Packaging                             7,867,862        0.2
 Parking Fee Revenue                                       4,408,275        0.1
 Special Tax                                               1,548,564        0.1
 Hotels, Restaurants & Leisure                               753,522         --
                                                      --------------------------
 Total                                                $3,395,746,252      100.0%
                                                      ==========================


                   47 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

SUMMARY OF RATINGS June 30, 2004
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                PERCENT
--------------------------------------------------------------------------------
AAA                                                                       24.2%
AA                                                                        15.7
A                                                                         19.6
BBB                                                                       35.6
BB                                                                         2.0
B                                                                          0.8
CCC                                                                        0.4
Not Rated                                                                  1.7
                                                                         ------
Total                                                                    100.0%
                                                                         ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   48 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (cost $3,432,164,080)--see accompanying statement of investments    $ 3,395,746,252
----------------------------------------------------------------------------------------------------------
Cash                                                                                              919,152
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                       54,866,373
Shares of beneficial interest sold                                                             12,969,127
Investments sold                                                                                8,610,201
Other                                                                                              69,127
                                                                                          ----------------
Total assets                                                                                3,473,180,232

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Notes payable to bank (interest rate 2.2500% at June 30, 2004)                                 58,300,000
Investments purchased (including $9,926,439 purchased on a when-issued basis
or forward commitment)                                                                         20,907,383
Shares of beneficial interest redeemed                                                          9,649,054
Dividends                                                                                       2,634,126
Distribution and service plan fees                                                              2,098,916
Trustees' compensation                                                                            287,832
Transfer and shareholder servicing agent fees                                                     109,816
Shareholder communications                                                                         84,862
Other                                                                                              75,015
                                                                                          ----------------
Total liabilities                                                                              94,147,004
----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $ 3,379,033,228
                                                                                          ================

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $ 3,444,458,837
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                               1,062,839
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                  (30,070,620)
----------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                    (36,417,828)
                                                                                          ----------------
NET ASSETS                                                                                $ 3,379,033,228
                                                                                          ================


                   49 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,981,336,578
and 613,443,279 shares of beneficial interest outstanding)                                          $3.23
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)     $3.35
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $420,050,511 and 130,218,968 shares
of beneficial interest outstanding)                                                                 $3.23
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $977,646,139 and 303,667,915 shares
of beneficial interest outstanding)                                                                 $3.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   50 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


For the Six Months Ended June 30, 2004
------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------
Interest                                                               $ 87,127,902

------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------
Management fees                                                           6,837,637
------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   2,433,953
Class B                                                                   2,166,166
Class C                                                                   5,031,720
Class X                                                                         454
------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                     302,717
Class B                                                                     123,169
Class C                                                                     205,069
Class X                                                                         228
------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                      45,242
Class B                                                                      15,121
Class C                                                                      10,756
------------------------------------------------------------------------------------
Accounting service fees                                                     513,137
------------------------------------------------------------------------------------
Interest expense                                                            443,957
------------------------------------------------------------------------------------
Custodian fees and expenses                                                  92,045
------------------------------------------------------------------------------------
Trustees' compensation                                                       86,541
------------------------------------------------------------------------------------
Other                                                                       139,094
                                                                       -------------
Total expenses                                                           18,447,006
Less reduction to custodian expenses                                         (3,695)
Less payments and waivers of expenses                                            (4)
                                                                       -------------
Net expenses                                                             18,443,307

------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    68,684,595

------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------
Net realized gain on investments                                          2,409,900
------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments     (98,824,384)

------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(27,729,889)
                                                                       =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   51 | LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS                 YEAR
                                                                              ENDED                ENDED
                                                                      JUNE 30, 2004         DECEMBER 31,
                                                                        (UNAUDITED)                 2003
--------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                               $    68,684,595      $   137,992,860
---------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                  2,409,900           (3,202,984)
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                    (98,824,384)           7,061,558
                                                                    -------------------------------------
Net increase (decrease) in net assets resulting from operations         (27,729,889)         141,851,434

---------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (44,836,833)         (83,295,410)
Class B                                                                  (8,190,104)         (15,496,250)
Class C                                                                 (19,157,634)         (35,571,960)
Class X                                                                      (5,943)            (175,786)

---------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                  94,734,028           72,734,760
Class B                                                                 (12,049,107)          59,240,647
Class C                                                                   1,244,578          109,135,439
Class X                                                                    (393,236)         (12,341,666)

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Total increase (decrease)                                               (16,384,140)         236,081,208
---------------------------------------------------------------------------------------------------------
Beginning of period                                                   3,395,417,368        3,159,336,160
                                                                    -------------------------------------
End of period (including accumulated net investment income
of $1,062,839 and $4,568,758, respectively)                         $ 3,379,033,228      $ 3,395,417,368
                                                                    =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   52 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        SIX MONTHS                                                                         YEAR
                                             ENDED                                                                        ENDED
                                     JUNE 30, 2004                                                                     DEC. 31,
CLASS A                                (UNAUDITED)          2003           2002            2001           2000             1999
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $     3.32    $     3.31     $     3.27      $     3.27       $   3.19       $     3.37
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                          .07           .14            .15             .16            .16              .15
Net realized and unrealized gain
(loss)                                        (.09)          .01            .05              --            .07             (.18)
                                        ----------------------------------------------------------------------------------------
Total from investment operations              (.02)          .15            .20             .16            .23             (.03)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income          (.07)         (.14)          (.16)           (.16)          (.15)            (.15)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $     3.23    $     3.32     $     3.31      $     3.27       $   3.27       $     3.19
                                        ========================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1           (0.48)%        4.80%          6.33%           4.85%          7.47%           (0.87)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $1,981,337    $1,944,385     $1,868,271      $1,124,846       $927,079       $1,025,714
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $1,981,826    $1,894,331     $1,472,317      $  996,671       $945,492       $1,060,745
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                         4.35%         4.51%          4.65%           4.95%          4.88%            4.64%
Total expenses                                0.76%         0.76%          0.74%           0.78%          0.85%            0.81%
Expenses after payments and waivers
and reduction to custodian expenses            N/A 3         N/A 3,4        N/A 3,5        0.74% 3,6      0.78% 3,6        0.77% 3,6
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          8%           28%            19%             23%            37%              37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Interest expense was less than 0.01%.

6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   53 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                      SIX MONTHS                                                                            YEAR
                                           ENDED                                                                           ENDED
                                   JUNE 30, 2004                                                                        DEC. 31,
CLASS B                              (UNAUDITED)           2003            2002            2001            2000             1999
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $   3.32      $    3.31       $    3.27       $    3.27       $    3.19       $    3.37
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                        .06            .12             .13             .13             .13             .13
Net realized and unrealized gain
(loss)                                      (.09)           .01             .05              --             .08            (.18)
Total from investment operations            (.03)           .13             .18             .13             .21            (.05)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income        (.06)          (.12)           (.14)           (.13)           (.13)           (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $   3.23      $    3.32       $    3.31       $    3.27       $    3.27       $    3.19
                                        =========================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1         (0.86)%         3.99%           5.53%           4.06%           6.65%          (1.64)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $420,051      $ 444,537       $ 383,690       $ 153,471       $  92,786       $  88,758
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $435,601      $ 429,564       $ 261,858       $ 113,976       $  86,107       $  78,263
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                       3.57%          3.72%           3.85%           4.17%           4.09%           3.84%
Total expenses                              1.55%          1.55%           1.51%           1.54%           1.63%           1.59%
Expenses after payments and waivers
and reduction to custodian expenses          N/A 3,4        N/A 3,4         N/A 3,5        1.50% 3,6       1.56% 3,6       1.55% 3,6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        8%            28%             19%             23%             37%             37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Interest expense was less than 0.01%.

6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   54 | LIMITED TERM NEW YORK MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                         SIX MONTHS                                                                        YEAR
                                              ENDED                                                                       ENDED
                                      JUNE 30, 2004                                                                    DEC. 31,
CLASS C                                 (UNAUDITED)           2003           2002            2001            2000          1999
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $     3.31     $     3.30       $   3.26       $    3.26       $    3.18      $    3.36
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                           .06            .12            .13             .13             .13            .13
Net realized and unrealized gain
(loss)                                         (.09)           .01            .05              --             .08           (.18)
                                         -----------------------------------------------------------------------------------------
Total from investment operations               (.03)           .13            .18             .13             .21           (.05)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income           (.06)          (.12)          (.14)           (.13)           (.13)          (.13)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $     3.22     $     3.31       $   3.30       $    3.26       $    3.26      $    3.18
                                         =========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1            (0.86)%         4.02%          5.54%           4.06%           6.67%         (1.63)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $  977,646     $1,006,103       $894,469       $ 261,857       $ 101,858      $ 119,329
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $1,011,883     $  977,323       $574,124       $ 150,504       $ 105,452      $ 116,249
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                          3.59%          3.74%          3.82%           4.13%           4.11%          3.86%
Total expenses                                 1.52%          1.52%          1.51%           1.53%           1.62%          1.57%
Expenses after payments and waivers
and reduction to custodian expenses            N/A 3           N/A 3,4        N/A 3,5        1.49% 3,6       1.55% 3,6      1.53%3,6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           8%            28%            19%             23%             37%            37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Interest expense was less than 0.01%.

6. Excludes interest expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   55 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Limited Term New York Municipal Fund (the Fund) is a separate series of Rochester Portfolio Series, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. As of April 1, 2004, all outstanding Class X shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of limited term new york municipal fund Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward


                   56 | LIMITED TERM NEW YORK MUNICIPAL FUND commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. As of June 30, 2004, the value of the internally designated assets was $70,700,295. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2004, the Fund had purchased $9,926,439 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 5% of its total assets in inverse floaters. Inverse floaters amount to $25,191,004 as of June 30,2004. Including the effect of leverage, inverse floaters represent 0.69% of the Fund's total assets as of June 30, 2004.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2004, securities with an aggregate market value of $219,401, representing less than 0.01% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments


                   57 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $30,070,622 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will utilize $2,409,900 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                             EXPIRING
                             --------------------------
                             2004         $     244,677
                             2006               484,870
                             2007            15,555,960
                             2008             7,670,334
                             2009             2,543,678
                             2010             2,629,825
                             2011             3,351,178
                                            -----------
                             Total          $32,480,522
                                            ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2004, the Fund's projected benefit obligations were increased by $42,306 and payments of $3,503 were made to retired trustees, resulting in an accumulated liability of $250,387 as of June 30, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for


                   58 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED JUNE 30, 2004         YEAR ENDED DECEMBER 31, 2003
                                  SHARES             AMOUNT            SHARES             AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                          95,787,186      $ 315,547,303       185,921,557      $ 609,285,843
Converted from Class X           114,318            384,111                --                 --
Dividends and/or
distributions reinvested       8,843,631         29,126,780        17,241,051         56,457,329
Redeemed                     (76,223,805)      (250,324,166)     (181,874,534)      (593,008,412)
                             --------------------------------------------------------------------
Net increase                  28,521,330      $  94,734,028        21,288,074      $  72,734,760
                             ====================================================================


                   59 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                             SIX MONTHS ENDED JUNE 30, 2004         YEAR ENDED DECEMBER 31, 2003
                                  SHARES             AMOUNT            SHARES             AMOUNT
-------------------------------------------------------------------------------------------------
CLASS B
Sold                          11,077,936      $  36,400,037        41,613,688      $ 136,156,391
Dividends and/or
distributions reinvested       1,665,010          5,476,934         3,308,044         10,825,717
Redeemed                     (16,413,876)       (53,926,078)      (26,921,732)       (87,741,461)
                             --------------------------------------------------------------------
Net increase (decrease)       (3,670,930)     $ (12,049,107)       18,000,000      $  59,240,647
                             ====================================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                          40,956,882      $ 135,134,971       111,157,316      $ 363,373,918
Dividends and/or
distributions reinvested       4,039,099         13,264,182         7,876,817         25,718,393
Redeemed                     (44,938,151)      (147,154,575)      (86,073,213)      (279,956,872)
                             --------------------------------------------------------------------
Net increase                      57,830      $   1,244,578        32,960,920      $ 109,135,439
                             ====================================================================

-------------------------------------------------------------------------------------------------
CLASS X
Sold                                  --      $          --                --      $          --
Dividends and/or
distributions reinvested             805              2,699            31,891            105,156
Converted to Class A            (114,318)          (384,111)               --                 --
Redeemed                          (4,248)           (11,824)       (3,774,736)       (12,446,822)
                             --------------------------------------------------------------------
Net decrease                    (117,761)     $    (393,236)       (3,742,845)     $ (12,341,666)
                             ====================================================================

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2004, were $369,080,211 and $262,545,402, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets, 0.45% of the next $150 million, 0.40% of the next $1.75 billion, and 0.39% of average daily net assets in excess of $2 billion.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2004, the Fund paid $513,137 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                   60 | LIMITED TERM NEW YORK MUNICIPAL FUND

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $640,643 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2004 for Class B and Class C shares were $5,850,857 and $16,702,615, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                   61 | LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued

                                               CLASS A             CLASS B             CLASS C
                          CLASS A           CONTINGENT          CONTINGENT          CONTINGENT
                        FRONT-END             DEFERRED            DEFERRED            DEFERRED
                    SALES CHARGES        SALES CHARGES       SALES CHARGES       SALES CHARGES
SIX MONTHS            RETAINED BY          RETAINED BY         RETAINED BY         RETAINED BY
ENDED                 DISTRIBUTOR          DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR
----------------------------------------------------------------------------------------------
June 30, 2004            $490,562               $7,951            $454,897            $131,109

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended June 30, 2004, OFS waived $3 and $1 for Class B and Class X shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $41,795,837, which represents 1.24% of the Fund's net assets.

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow up to 10% of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      The Fund had borrowings outstanding of $58,300,000 at June 30, 2004 at an interest rate of 2.25%. For the six months ended June 30, 2004, the average monthly loan balance was $47,052,181 at an average daily interest rate of 1.788%. The Fund had gross borrowings and gross loan repayments of $279,000,000 and $310,500,000, respectively, during the six months ended June 30, 2004. The maximum amount of borrowings outstanding at any month-end was $85,100,000. The Fund paid commitment fees of $17,164 and interest of $427,515 during the six months ended June 30, 2004.


                   62 | LIMITED TERM NEW YORK MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.


                      63 | LIMITED TERM NEW YORK MUNICIPAL


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ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.


 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)